UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06110

Western Asset Funds, Inc.

(Exact Name of Registrant as Specified In Its Charter)

Address of Principal Executive Offices:	385 East Colorado Boulevard
Pasadena, CA 91101

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason & Co., LLC 100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: March 31, 2007

Date of reporting period: June 30, 2006

Item 1 – Schedule of Investments

Portfolio of Investments

June 30, 2006 (Unaudited)

(Amounts in thousands)

Western Asset Limited Duration Bond Portfolio

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — 111.2%

Corporate Bonds and Notes — 24.0%
Auto Parts and Equipment — 0.1%
Johnson Controls, Inc.	5.298%	1/17/08	$70	$70	A

Banking and Finance — 7.2%
Caterpillar Financial Services	3.450%	1/15/09	200	190
Countrywide Financial Corporation	5.680%	3/24/09	280	280	A
Ford Motor Credit Company	6.320%	9/28/07	450	441	A
Ford Motor Credit Company	6.625%	6/16/08	1,510	1,437
General Motors Acceptance Corporation	6.599%	9/23/08	1,340	1,313	A
HSBC Finance Corporation	5.410%	5/10/10	310	311	A
Residential Capital Corporation	6.875%	6/29/07	130	130	A
Residential Capital Corporation	6.489%	11/21/08	300	301	A
SLM Corporation	5.240%	7/27/09	250	250	A
Wachovia Capital Trust III	5.800%	3/15/42	410	398	B

				5,051

Cable — 0.4%
Comcast Cable Communications, Inc.	6.875%	6/15/09	200	206

Casino Resorts — 0.3%
Caesars Entertainment, Inc.	7.500%	9/1/09	130	135
Harrah’s Operating Company, Inc.	5.760%	2/8/08	120	120	A,C

				255

Chemicals — 0.3%
The Dow Chemical Company	5.970%	1/15/09	200	201

Computer Services and Systems — 0.4%
Electronic Data Systems Corporation	7.125%	10/15/09	290	300

Diversified Financial Services — 2.2%
Citigroup Inc.	5.000%	9/15/14	200	187
iStar Financial Inc.	5.661%	3/3/08	260	260	A
iStar Financial Inc.	5.650%	9/15/11	640	626
ZFS Finance USA Trust III	6.479%	12/15/65	500	501	A,C

				1,574

Electric — 1.6%
Appalachian Power Company	3.600%	5/15/08	300	289
Commonwealth Edison Company	3.700%	2/1/08	180	174
Dominion Resources, Inc.	4.125%	2/15/08	100	97
FirstEnergy Corp.	6.450%	11/15/11	430	438
Niagara Mohawk Power Corporation	7.750%	10/1/08	100	104

				1,102

Energy — 1.6%
CenterPoint Energy, Inc.	5.875%	6/1/08	150	150
Duke Energy Corporation	3.750%	3/5/08	200	194
Pacific Gas and Electric Co.	3.600%	3/1/09	190	180
Progress Energy, Inc.	5.850%	10/30/08	200	200
Sempra Energy	5.659%	5/21/08	90	90	A
TXU Corp.	4.800%	11/15/09	350	333

				1,147

Environmental Services — 0.6%
Waste Management, Inc.	7.375%	8/1/10	390	411

Food, Beverage and Tobacco — 0.8%
Altria Group, Inc.	7.200%	2/1/07	110	110
Altria Group, Inc.	7.650%	7/1/08	30	31
Altria Group, Inc.	5.625%	11/4/08	410	409

				550

Investment Banking/Brokerage — 1.4%
Merrill Lynch & Co., Inc.	5.370%	2/5/10	300	301	A
Morgan Stanley	5.318%	1/18/11	250	250	A
The Bear Stearns Companies Inc.	5.356%	1/31/11	160	160	A
The Goldman Sachs Group, Inc.	5.790%	6/28/10	300	302	A

				1,013

Media — 0.9%
Clear Channel Communications, Inc.	6.625%	6/15/08	60	60
Clear Channel Communications, Inc.	4.250%	5/15/09	250	237
Liberty Media Corporation	7.875%	7/15/09	300	311

				608

Oil and Gas — 2.3%
Amerada Hess Corporation	6.650%	8/15/11	420	432
Anadarko Petroleum Corporation	3.250%	5/1/08	230	219
Ocean Energy Inc.	4.375%	10/1/07	100	98
Pemex Project Funding Master Trust	8.500%	2/15/08	50	52
Pemex Project Funding Master Trust	6.125%	8/15/08	490	489

	Rate	Maturity Date	Par/Shares	Value
Pemex Project Funding Master Trust	6.629%	6/15/10	140	143	A,C
XTO Energy, Inc.	5.650%	4/1/16	180	171

				1,604

Paper and Forest Products — 0.5%
International Paper Company	3.800%	4/1/08	190	184
Weyerhaeuser Company	6.125%	3/15/07	123	123
Weyerhaeuser Company	5.950%	11/1/08	40	40

				347

Pharmaceuticals — 0.2%
Bristol-Myers Squibb Company	4.000%	8/15/08	140	135

Photo Equipment and Supplies — N.M.
Eastman Kodak Company	7.250%	11/15/13	10	10

Special Purpose — 2.5%
BAE Systems Holdings Inc.	5.570%	8/15/08	100	100	A,C
DaimlerChrysler North America Holding Corporation	5.875%	3/15/11	590	580
Devon Financing Corp. ULC	6.875%	9/30/11	200	208
ILFC E-Capital Trust I	5.900%	12/21/65	300	293	B,C
International Lease Finance Corporation	5.000%	4/15/10	140	136
National Rural Utilities Cooperative Finance Corporation	3.875%	2/15/08	100	97
Sprint Capital Corporation	6.125%	11/15/08	380	383

				1,797

Telecommunications — 0.3%
AT&T Inc.	4.125%	9/15/09	100	95
AT&T Inc.	5.300%	11/15/10	100	98

				193

Telecommunications (Cellular/Wireless) — 0.3%
Motorola, Inc.	4.608%	11/16/07	100	99
AT&T Wireless Services Inc.	8.125%	5/1/12	130	143

				242

Telecommunciations Equipment — 0.1%
New York Telephone Co.	6.000%	4/15/08	100	100

Total Corporate Bonds and Notes (Identified Cost — $17,165)				16,916

Asset-Backed Securities — 6.8%
Fixed Rate Securities — 2.7%
AmeriCredit Automobile Receivables Trust 2003-BX A4A	2.720%	1/6/10	255	251
MBNA Practice Solutions Owners Trust 2005-2	4.100%	5/15/09	400	393	C
Prestige Auto Receivables Trust 2005-1A	4.370%	6/15/12	200	195	C
Prestige Auto Receivables Trust 2006-1A	5.120%	2/15/10	540	538	C
UCFC Home Equity Loan 1998-D	6.905%	4/15/30	93	92
UPFC Auto Receivables Trust 2004-A	3.270%	9/15/10	431	425

				1,894

Indexed SecuritiesA — 4.1%
AmeriCredit Automobile Receivables Trust 2003-BX A4B	5.608%	1/6/10	19	19
AmeriQuest Finance Nim Trust 2003-N13	5.553%	12/25/08	20	20	C,D
Bayview Financial Acquisition Trust 2004-C	5.761%	5/28/44	188	188
Bear Stearns Asset-Backed Securities, Inc. 2005-AQ2	5.593%	9/25/35	500	500
Chase Funding Mortgage Loan Asset-Backed Certificates 2002-4	5.693%	10/25/32	27	27
Citibank Credit Card Issuance Trust 2002-C3	6.469%	12/15/09	160	162
Countrywide Asset-Backed Certificates 2002-3	5.693%	5/25/32	7	7
Countrywide Home Equity Loan Trust 2002-C	5.439%	5/15/28	37	37
Countrywide Home Equity Loan Trust 2004-J	5.489%	12/15/33	108	108
Countrywide Home Equity Loan Trust 2004-O	5.479%	2/15/34	144	144
EQCC Trust 2002-1	5.623%	11/25/31	26	26
First Franklin Mortgage Loan Asset-Backed Certificate 2004-FF10	5.723%	12/25/32	332	333
Fremont Home Loan Trust 2004-C	5.593%	1/25/32	60	60
GSAA Home Equity Trust 2004-9	5.703%	9/25/34	136	137
Navistar Financial Corp. Owner Trust 2003-B	5.399%	4/15/08	83	83
Rental Car Finance Corp. 2004-1A	5.523%	6/25/09	500	501	C
Residential Asset Mortgage Products, Inc. 2002-RS6	5.773%	11/25/32	36	36
Superior Wholesale Inventory Financing Trust 2004-A10	5.299%	9/15/11	500	501

				2,889

Total Asset-Backed Securities (Identified Cost — $4,810)				4,783

Mortgage-Backed Securities — 25.2%
Fixed Rate Securities — 1.7%
Asset Securitization Corporation 1996-D2	6.920%	2/14/29	14	14
Countrywide Alternative Loan Trust 2004-J1	6.000%	2/25/34	52	51
Prime Mortgage Trust 2005-2	7.596%	10/25/32	217	221
Residential Asset Mortgage Products, Inc. 2004-SL1	7.000%	11/25/31	638	646
Residential Asset Mortgage Products, Inc. 2004-SL2	8.500%	10/25/31	41	42
Residential Asset Mortgage Products, Inc. 2005-SL1	8.000%	5/25/32	251	259

				1,233

Indexed SecuritiesA — 20.6%
American Home Mortgage Investment Trust 2005-SD1	5.773%	9/25/35	740	741	C

	Rate	Maturity Date	Par/Shares	Value
Banc of America Mortgage Securities 2003-D	4.569%	5/25/33	185	180	C
Banc of America Mortgage Securities 2005-F	5.023%	7/25/35	715	698
Bear Stearns Adjustable Rate Mortgage Trust 2004-10	4.548%	1/25/35	756	743
Bear Stearns Asset-Backed Securities Trust 2006-SD2	5.523%	4/25/36	679	678
CBA Commercial Small Balance Commercial Trust 2005-1A	5.643%	8/25/35	602	602	C
Citigroup Mortgage Loan Trust, Inc. 2005-5	5.495%	8/25/35	388	383
Countrywide Alternative Loan Trust 2005-38	5.673%	9/25/35	643	647
Countrywide Asset-backed Certificates 2005-IM1	5.603%	7/25/35	1,000	1,001
Countrywide Home Loans 2005-R3	5.723%	9/25/35	756	760	C
Credit Suisse/Morgan Stanley Commercial Mortgage Trust 2006-HC1A	5.389%	5/15/23	600	600	C
Crusade Global Trust 2003-2	5.586%	9/18/34	84	85	D
Granite Mortgages PLC 2003-1	5.270%	1/20/20	152	152	D
GSMPS Mortgage Loan Trust 2005-RP3	5.673%	9/25/35	579	580
J.P. Morgan Mortgage Trust 2003-A1	4.363%	10/25/33	283	271
Luminent Mortgage Trust 2006-2	5.523%	2/25/46	883	882
MASTR Adjustable Rate Mortgages Trust 2004-13	3.786%	11/21/34	350	329
MASTR Specialized Loan Trust 2006-2	5.552%	2/25/36	700	700	C
Medallion Trust 2000-2G	5.596%	12/18/31	93	93	D
Medallion Trust 2003-1G	5.614%	12/21/33	85	85	D
MLCC Mortgage Investors, Inc. 2003-H	6.571%	1/25/29	54	54
Provident Funding Mortgage Loan Trust 2005-1	4.168%	5/25/35	297	290
Sequoia Mortgage Trust 2003-2	5.560%	6/20/33	65	65
Structured Adjustable Rate Mortgage Loan Trust 2005-16XS	5.663%	8/25/35	504	506
Structured Adjustable Rate Mortgage Loan Trust 2005-19XS	5.623%	9/25/35	559	562
Thornburg Mortgage Securities Trust 2005-3	5.563%	10/25/35	734	734
Torrens Trust 2000-1GA	5.459%	7/15/31	39	40	C,D
Wachovia Mortgage Loan Trust, LLC 2005-A	4.803%	8/20/35	386	380
WaMu Mortgage Pass-Through Certificates 2003-AR10	4.065%	10/25/33	200	194
WaMu Mortgage Pass-Through Certificates 2005-AR15	5.603%	11/25/45	939	942
WaMu Mortgage Pass-Through Certificates 2005-AR19	5.733%	12/25/45	500	502

				14,479

Variable Rate SecuritiesE — 2.9%
Banc of America Funding Corporation 2004-B	4.193%	12/20/34	170	168
Banc of America Funding Corporation 2005-F	5.286%	9/20/35	282	281
Countrywide Alternative Loan Trust 2004-33 1A1	5.002%	12/25/34	103	102
Countrywide Alternative Loan Trust 2004-33 2A1	4.950%	12/25/34	51	51
Countrywide Alternative Loan Trust 2005-14	3.300%	5/25/35	151	147
IndyMac INDX Mortgage Loan Trust 2004-AR15	5.005%	2/25/35	585	581
Residential Funding Mortgage Securities I 2005-SA3	4.933%	8/25/35	597	590
Structured Asset Securities Corporation 2004-SC1	9.637%	12/25/29	132	139	C

				2,059

Total Mortgage-Backed Securities (Identified Cost — $17,878)				17,771

U.S. Government and Agency Obligations — 25.2%
Fixed Rate Securities — 23.0%
Fannie Mae	5.250%	6/15/08	150	149
Freddie Mac	3.125%	9/15/06	950	946
Freddie Mac	3.800%	12/27/06	1,820	1,805
Freddie Mac	3.625%	11/14/08	375	360
United States Treasury Notes	3.500%	5/31/07	2,160	2,126
United States Treasury Notes	3.625%	6/30/07	1,730	1,702
United States Treasury Notes	4.375%	1/31/08	9,220	9,105

				16,193

Treasury Inflation-Protected SecuritiesF — 2.2%
United States Treasury Inflation-Protected Security	3.000%	7/15/12	840	865
United States Treasury Inflation-Protected Security	2.375%	1/15/25	748	728

				1,593

Total U.S. Government and Agency Obligations (Identified Cost — $18,047)				17,786

U.S. Government Agency Mortgage-Backed Securities — 24.8%
Fixed Rate Securities — 14.3%
Fannie Mae	5.000%	12/1/36	4,900	4,579	G
Fannie Mae	5.500%	12/1/36	2,100	2,017	G
Fannie Mae	6.000%	12/1/36	1,150	1,132	G
Freddie Mac	5.000%	12/1/36	100	93	G
Government National Mortgage Association	5.000%	8/15/33	88	84
Government National Mortgage Association	5.000%	12/1/36	130	123	G
Government National Mortgage Association	5.500%	12/1/36	2,100	2,035	G

				10,063

Variable SecuritiesE — 10.5%
Fannie Mae	4.215%	12/1/34	156	150
Fannie Mae	4.254%	12/1/34	149	145
Fannie Mae	4.330%	1/1/35	171	164
Fannie Mae	4.865%	1/1/35	308	302
Fannie Mae	4.801%	2/1/35	721	704
Fannie Mae	4.545%	3/1/35	344	336

	Rate	Maturity Date	Par/Shares	Value
Fannie Mae	5.125%	3/1/35	572	562
Fannie Mae	4.725%	7/1/35	4,656	4,549
Freddie Mac	4.350%	12/1/34	78	75
Freddie Mac	4.083%	1/1/35	55	52
Freddie Mac	4.104%	1/1/35	93	90
Freddie Mac	4.498%	1/1/35	268	261

				7,390

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost — $17,722)				17,453

Yankee BondsD — 5.2%
Banking and Finance — 0.9%
AIFUL CORPORATION	5.000%	8/10/10	230	219	C
Kaupthing Bank Hf	5.758%	4/12/11	300	300
MUFG Capital Finance 1 Limited	6.346%	7/25/49	140	135	B

				654

Foreign Governments — 0.7%
Russian Federation	3.000%	5/14/08	330	311
Russian Federation	8.250%	3/31/10	36	37
Russian Federation	8.250%	3/31/10	151	157	C

				505

Special Purpose — 1.2%
Anadarko Finance Company	6.750%	5/1/11	100	103
Diageo Capital Plc	3.375%	3/20/08	280	269
Tyco International Group SA	6.375%	10/15/11	480	490

				862

Telecommunications — 2.1%
British Telecommunications plc	8.375%	12/15/10	300	330
Deutsche Telekom International Finance BV	8.000%	6/15/10	300	322
France Telecom SA	7.750%	3/1/11	200	215
Koninklijke (Royal) KPN NV	8.000%	10/1/10	220	233
Telecom Italia Capital	4.000%	11/15/08	160	153
Telecom Italia Capital	5.629%	2/1/11	100	101	A
Telefonica Emisiones, S.A.U.	5.714%	6/19/09	100	100	A

				1,454

Telecommunications (Cellular/Wireless) — 0.3%
Vodafone Group Plc	3.950%	1/30/08	170	165

Total Yankee Bonds (Identified Cost — $3,706)				3,640

Total Long-Term Securities (Identified Cost — $79,328)				78,349

Short-Term Securities — 2.5%

U.S. Government and Agency Obligations — 0.1%
Fannie Mae	0.000%	9/25/06	100	100	H,I

Repurchase Agreements — 2.4%
Goldman, Sachs & Company
5.21%, dated 6/30/06, to be repurchased at $1,666 on 7/3/06 (Collateral: $1,720 Fannie Mae notes, 4.1%, due 6/14/07, value $1,699)			1,665	1,665

Total Short-Term Securities (Identified Cost — $1,764)				1,765

Total Investments — 113.7% (Identified Cost — $81,092)				80,114
Other Assets Less Liabilities — (13.7)%				(9,640)

Net Assets — 100.0%				$70,474

Net Asset Value Per Share:				$9.75

Institutional Class

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts Purchased
U.S. Treasury Note Futures	September 2006	189	$(121)

Futures Contracts Written
U.S. Treasury Note Futures	September 2006	200	$116

A	Index Security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”) and the one-year Treasury Bill rate. The coupon rates are the rates as of June 30, 2006.
B	Stepped Coupon Security — A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
C	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 9.9% of the net assets.
D	Yankee Bond — A dollar denominated bond issued in the U.S. by foreign entities.
E	The coupon rates shown on variable rate securities are the rates at June 30, 2006. These rates vary with the weighted average coupon of the underlying loans.
F	Treasury Inflation-Protected Security — Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
G	When-issued Security — A security purchased on a delayed basis. Final settlement amount and maturity date have not yet been announced.
H	All or a portion of this security is pledged as collateral to cover futures and options contracts.
I	Zero Coupon Bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
N.M.	— Not meaningful.

Portfolio of Investments

June 30, 2006 (Unaudited)

(Amounts in Thousands)

Western Asset Intermediate Bond Portfolio

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — 86.0%
Corporate Bonds and Notes — 34.9%
Aerospace/Defense — 0.2%
United Technologies Corporation	6.350%	3/1/11	$1,280	$1,310

Automotive — 0.7%
Ford Motor Company	7.450%	7/16/31	1,430	1,033	A
General Motors Corporation	8.375%	7/15/33	4,440	3,574	A

				4,607

Banking and Finance — 7.7%
Ford Motor Credit Company	6.320%	9/28/07	9,540	9,337	B
Ford Motor Credit Company	8.149%	11/2/07	310	310	B
Ford Motor Credit Company	6.625%	6/16/08	11,290	10,746
General Motors Acceptance Corporation	6.125%	8/28/07	4,680	4,631	A
General Motors Acceptance Corporation	6.599%	9/23/08	1,228	1,203	B
General Motors Acceptance Corporation	6.750%	12/1/14	1,920	1,783	A
General Motors Acceptance Corporation	5.047%	9/19/35	2,223	2,177
HSBC Finance Corporation	5.410%	5/10/10	1,570	1,576	A,B
Nissan Motor Acceptance Corporation	5.625%	3/14/11	2,710	2,666	C
Residential Capital Corporation	6.875%	6/29/07	4,890	4,906	B
Residential Capital Corporation	6.000%	2/22/11	3,500	3,391
Wachovia Capital Trust III	5.800%	3/15/42	7,970	7,734	D
Washington Mutual, Inc.	4.200%	1/15/10	2,990	2,844

				53,304

Cable — 0.8%
Comcast Cable Communications, Inc.	6.750%	1/30/11	5,310	5,480

Casino Resorts — 0.4%
Caesars Entertainment, Inc.	7.500%	9/1/09	990	1,028	A
Harrah’s Operating Company, Inc.	5.500%	7/1/10	400	390
Harrah’s Operating Company, Inc.	5.625%	6/1/15	1,700	1,573

				2,991

Chemicals — 0.4%
Rohm and Haas Company	7.400%	7/15/09	342	359
The Dow Chemical Company	5.750%	12/15/08	760	762
The Dow Chemical Company	5.970%	1/15/09	880	885
The Dow Chemical Company	6.000%	10/1/12	1,000	1,007

				3,013

Computer Services and Systems — 0.5%
Electronic Data Systems Corporation	7.125%	10/15/09	3,240	3,346

Diversified Financial Services — 1.2%
Goldman Sachs Group, L.P.	5.790%	6/28/10	6,780	6,814	B
iStar Financial Inc.	5.661%	3/3/08	1,280	1,282	B

				8,096

Drug and Grocery Store Chains — 0.1%
The Kroger Co.	6.200%	6/15/12	1,090	1,089

Electric — 1.3%
Appalachian Power Company	3.600%	5/15/08	1,350	1,298
Commonwealth Edison Company	6.150%	3/15/12	325	328
Dominion Resources, Inc.	5.700%	9/17/12	1,970	1,928	A
FirstEnergy Corp.	6.450%	11/15/11	3,550	3,612
Niagara Mohawk Power Corporation	7.750%	10/1/08	2,150	2,238

				9,404

Energy — 2.4%
Alabama Power Company	5.400%	8/25/09	1,400	1,404	B

	Rate	Maturity Date	Par/Shares	Value
CenterPoint Energy Inc.	5.875%	6/1/08	1,635	1,632
Duke Energy Corporation	6.250%	1/15/12	1,330	1,353	A
Duke Energy Corporation	5.625%	11/30/12	900	889
Exelon Corporation	6.750%	5/1/11	2,800	2,893
MidAmerican Energy Holdings Company	5.875%	10/1/12	1,020	1,012
Pacific Gas and Electric Company	3.600%	3/1/09	2,850	2,706
Progress Energy, Inc.	5.850%	10/30/08	1,250	1,250
Progress Energy, Inc.	7.100%	3/1/11	1,650	1,721	A
TXU Corp.	5.550%	11/15/14	2,300	2,086

				16,946

Environmental Services — 1.0%
Waste Management, Inc.	6.875%	5/15/09	2,820	2,899
Waste Management, Inc.	7.375%	8/1/10	3,770	3,977

				6,876

Food, Beverage and Tobacco — 1.5%
Altria Group, Inc.	7.200%	2/1/07	4,130	4,151
Altria Group, Inc.	7.000%	11/4/13	210	222
Kraft Foods Inc.	5.625%	11/1/11	780	768
Pepsi Bottling Holdings Inc.	5.625%	2/17/09	2,441	2,442	C
Sara Lee Corporation	2.750%	6/15/08	2,050	1,933
Sara Lee Corporation	6.250%	9/15/11	670	667

				10,183

Gas and Pipeline Utilities — 0.8%
Kinder Morgan Energy Partners, L.P.	7.500%	11/1/10	1,630	1,710
Kinder Morgan Energy Partners, L.P.	6.750%	3/15/11	1,650	1,686
The Williams Companies, Inc.	8.125%	3/15/12	1,900	1,971

				5,367

Investment Banking/Brokerage — 2.1%
JPMorgan Chase & Co.	5.125%	9/15/14	1,640	1,549
JPMorgan Chase Capital XIII	6.449%	9/30/34	150	150	B
Lehman Brothers Holdings E-Capital Trust I	5.954%	8/19/65	3,870	3,869	B
Merrill Lynch & Co. Inc.	5.370%	2/5/10	2,880	2,890	B
Morgan Stanley	5.318%	1/18/11	1,000	1,001	B
Morgan Stanley	5.050%	1/21/11	3,880	3,763
The Bear Stearns Companies Inc.	4.550%	6/23/10	1,380	1,323

				14,545

Investment Management — 0.3%
Dryden Investor Trust	7.157%	7/23/08	1,839	1,857

Media — 1.9%
Clear Channel Communications, Inc.	4.250%	5/15/09	4,130	3,916
Liberty Media Corporation	7.875%	7/15/09	3,480	3,603	A
News America Incorporated	5.300%	12/15/14	2,300	2,183	A
Time Warner Inc.	6.875%	5/1/12	1,590	1,643
Turner Broadcasting System, Inc.	8.375%	7/1/13	1,830	2,014

				13,359

Medical Care Facilities — 0.1%
HCA, Inc.	8.750%	9/1/10	1,015	1,070

Oil and Gas — 3.4%
Amerada Hess Corporation	6.650%	8/15/11	5,588	5,743
Pemex Project Funding Master Trust	8.500%	2/15/08	262	272	A
Pemex Project Funding Master Trust	6.125%	8/15/08	660	659
Pemex Project Funding Master Trust	6.629%	6/15/10	5,680	5,799	B,C
Pemex Project Funding Master Trust	5.871%	12/3/12	779	777	B,C
Pemex Project Funding Master Trust	7.375%	12/15/14	220	227
Sonat Inc.	7.625%	7/15/11	4,880	4,929
XTO Energy, Inc.	7.500%	4/15/12	1,060	1,127
XTO Energy, Inc.	6.250%	4/15/13	2,030	2,031
XTO Energy, Inc.	5.650%	4/1/16	1,990	1,887

				23,451

Paper and Forest Products — 0.8%
International Paper Company	3.800%	4/1/08	2,310	2,232
International Paper Company	6.750%	9/1/11	1,000	1,033
Willamette Industries, Inc.	7.125%	7/22/13	2,270	2,396

				5,661

Special Purpose — 5.4%
DaimlerChrysler NA Holding Corporation	6.500%	11/15/13	8,380	8,376
Devon Financing Corporation ULC	6.875%	9/30/11	3,180	3,306

	Rate	Maturity Date	Par/Shares	Value
ILFC E-Capital Trust I	5.900%	12/21/65	2,580	2,515	A,C,D
International Lease Finance Corporation	5.000%	4/15/10	5,260	5,108
National Rural Utilities Cooperative Finance Corporation	3.875%	2/15/08	1,160	1,129	A
National Rural Utilities Cooperative Finance Corporation	5.750%	12/1/08	690	690
Sprint Capital Corporation	8.375%	3/15/12	4,960	5,480
Verizon Global Funding Corp.	7.250%	12/1/10	5,000	5,236
ZFS Finance (USA) Trust III	6.479%	12/15/65	5,400	5,410	B,C

				37,250

Telecommunications — 1.0%
AT&T Inc.	4.125%	9/15/09	2,380	2,261
AT&T Inc.	5.300%	11/15/10	3,080	3,005
Embarq Corporation	6.738%	6/1/13	1,600	1,595

				6,861

Telecommunications (Cellular/Wireless) — 0.5%
AT&T Wireless Services, Inc.	8.125%	5/1/12	3,424	3,768

Transportation — 0.4%
Continental Airlines, Inc.	6.545%	8/2/20	1,285	1,272
Delta Air Lines, Inc.	6.619%	9/18/12	390	392
U.S. Airways	6.850%	1/30/18	1,197	1,212

				2,876

Total Corporate Bonds and Notes (Identified Cost — $248,558)				242,710

Asset-Backed Securities — 1.5%
Fixed Rate Securities — 0.6%
ABFS Mortgage Loan Trust 2002-3	4.263%	9/15/33	646	634
Conseco Finance Securitizations Corp. 2000-4	8.310%	5/1/32	800	649
Green Tree Financial Corporation 1994-6	8.900%	1/15/20	2,491	2,543
Mego Mortgage Home Loan Trust 1996-2	7.275%	8/25/17	17	17
UCFC Home Equity Loan 1998-D	6.905%	4/15/30	522	520

				4,363

Indexed SecuritiesB — 0.8%
AFC Home Equity Loan Trust 2003-3	5.673%	10/25/30	1,324	1,329	C
AMRESCO Residential Securities Mortgage Loan Trust 1998-2	6.148%	6/25/28	235	235
Countrywide Asset-Backed Certificates 2002-BC1	5.983%	4/25/32	814	814
IndyMac Home Equity Loan Asset-Backed Trust 2001-A	5.583%	3/25/31	656	661
MSDWCC HELOC Trust 2003-1	5.593%	11/25/15	1,629	1,629
Residential Asset Securities Corporation 2003-KS1	5.693%	1/25/33	691	691

				5,359

Stripped Securities — 0.1%
ACA CDS 2002-1, Ltd.	2.742%	7/15/08	7,600	228	E1
Oakwood Mortgage Investors Inc. 2001-C	6.000%	5/15/08	3,927	381	E1

				609

Total Asset-Backed Securities (Identified Cost — $10,736)				10,331

Mortgage-Backed Securities — 6.2%
Fixed Rate Securities — 1.7%
Asset Securitization Corporation 1996-D2	6.920%	2/14/29	86	86
Fannie Mae Grantor Trust 2002-T3	5.763%	12/25/11	3,830	3,861
GMAC Commercial Mortgage Securities Inc. 1998-C1	6.700%	5/15/30	728	738
Virginia Housing Development Authority Commonwealth Mortgage Bonds Pass-Through Certificates 2006	6.000%	6/25/34	7,545	7,375

				12,060

Indexed SecuritiesB — 1.9%
Countrywide Home Loans 2003-49	3.697%	12/19/33	1,000	972
Impac CMB Trust 2003-12	6.083%	12/25/33	1,136	1,136
MASTR Adjustable Rate Mortgages Trust 2004-13	3.786%	11/21/34	7,300	6,870
Wells Fargo Mortgage Backed Securities Trust 2004-S	3.540%	9/25/34	4,350	4,138

				13,116

Variable Rate SecuritiesF — 2.6%
Banc of America Funding Corporation 2005-B	5.113%	4/20/35	3,079	3,021
Bear Stearns ALT-A Trust 2005-2	4.758%	4/25/35	2,676	2,617
Citigroup Mortgage Loan Trust, Inc. Series 2005-8 1A1A	5.316%	10/25/35	2,571	2,524
Countrywide Home Loans 2004-20	6.406%	9/25/34	1,958	1,997
Merrill Lynch Mortgage Investors, Inc. 1998-C1	6.310%	11/15/26	77	76

	Rate	Maturity Date	Par/Shares	Value
Merrill Lynch Mortgage Investors, Inc. 2005-A2	4.492%	2/25/35	2,257	2,187
MLCC Mortgage Investors, Inc. 2005-1 2A1	4.968%	4/25/35	1,193	1,168
MLCC Mortgage Investors, Inc. 2005-1 2A2	4.968%	4/25/35	3,714	3,633
WaMu Mortgage Pass-Through Certificates 2004-AR11	4.576%	10/25/34	535	519

				17,742

Total Mortgage-Backed Securities (Identified Cost — $43,980)				42,918

U.S. Government and Agency Obligations — 24.4%
Fixed Rate Securities — 20.3%
Fannie Mae	7.250%	1/15/10	200	211
Fannie Mae	4.375%	3/15/13	3,540	3,318
Fannie Mae	4.625%	5/1/13	290	272
Fannie Mae	5.125%	1/2/14	1,300	1,248
Farmer Mac	4.250%	7/29/08	1,240	1,210
Federal Farm Credit Bank	4.875%	4/4/12	3,160	3,067
Federal Home Loan Bank	3.125%	9/15/06	6,000	5,972
Federal Home Loan Bank	5.800%	3/30/09	600	603
Freddie Mac	5.125%	4/18/08	2,460	2,445	A
Freddie Mac	4.750%	1/18/11	7,280	7,064	A
Tennessee Valley Authority	5.625%	1/18/11	460	461
Tennessee Valley Authority	6.790%	5/23/12	3,390	3,602
Tennessee Valley Authority	5.880%	4/1/36	220	228
United States Treasury Bonds	6.125%	11/15/27	1,820	2,011	A
United States Treasury Bonds	6.250%	5/15/30	230	260	A
United States Treasury Bonds	4.500%	2/15/36	4,510	4,044	A
United States Treasury Notes	2.375%	8/15/06	30	30	A
United States Treasury Notes	2.250%	2/15/07	2,370	2,326	A
United States Treasury Notes	4.375%	5/15/07	980	972
United States Treasury Notes	6.625%	5/15/07	2,290	2,315	A
United States Treasury Notes	2.750%	8/15/07	520	506	A
United States Treasury Notes	4.000%	8/31/07	19,690	19,412	A
United States Treasury Notes	4.375%	1/31/08	100	99	A
United States Treasury Notes	3.750%	5/15/08	24,240	23,628	A
United States Treasury Notes	3.875%	5/15/09	4,870	4,708	A
United States Treasury Notes	4.000%	6/15/09	5,240	5,079	A
United States Treasury Notes	3.875%	5/15/10	33,480	32,040	A
United States Treasury Notes	3.875%	9/15/10	7,350	7,014	A
United States Treasury Notes	4.500%	2/28/11	3,600	3,510	A
United States Treasury Notes	4.750%	3/31/11	1,380	1,359	A
United States Treasury Notes	4.875%	4/30/11	555	549	A
United States Treasury Notes	4.250%	8/15/15	1,630	1,525	A

				141,088

Stripped Securities — 0.6%
United States Treasury Bonds	0.000%	11/15/24	11,500	4,353	A,E2

Treasury Inflation-Protected SecuritiesG — 3.5%
United States Treasury Inflation-Protected Security	3.000%	7/15/12	22	23	A
United States Treasury Inflation-Protected Security	1.875%	7/15/13	417	401	A
United States Treasury Inflation-Protected Security	2.000%	1/15/14	5,549	5,356	A
United States Treasury Inflation-Protected Security	2.000%	7/15/14	192	185	A
United States Treasury Inflation-Protected Security	1.875%	7/15/15	5,965	5,660	A
United States Treasury Inflation-Protected Security	2.000%	1/15/16	3,177	3,034	A
United States Treasury Inflation-Protected Security	2.375%	1/15/25	6,733	6,553	A
United States Treasury Inflation-Protected Security	2.000%	1/15/26	3,725	3,410	A

				24,622

Total U.S. Government and Agency Obligations (Identified Cost — $175,070)				170,063

U.S. Government Agency Mortgage-Backed Securities — 10.2%
Fixed Rate Securities — 7.5%
Fannie Mae	6.500%	6/1/14	178	181
Fannie Mae	8.000%	9/1/15	74	76
Fannie Mae	9.500%	4/15/21	55	60
Fannie Mae	5.000%	12/1/36	38,800	36,261	H
Fannie Mae	5.500%	12/1/36	600	576	H

	Rate	Maturity Date	Par/Shares	Value
Freddie Mac	4.375%	11/16/07	5,060	4,985	A
Freddie Mac	4.500%	1/15/13	2,450	2,316
Freddie Mac	6.500%	6/1/13 to 11/1/15	82	82
Freddie Mac	5.000%	7/15/14	6,270	6,076
Freddie Mac	7.500%	4/1/17	5	5
Freddie Mac	9.300%	4/15/19	91	95
Freddie Mac	5.000%	12/1/36	1,100	1,027	H

				51,740

Indexed SecuritiesB — 2.7%
Fannie Mae	4.536%	3/1/18	36	36
Fannie Mae	4.324%	11/1/34	954	926
Fannie Mae	4.214%	12/1/34	1,152	1,109
Fannie Mae	4.865%	1/1/35	3,622	3,551
Fannie Mae	3.777%	3/1/35	2,135	2,052
Fannie Mae	4.777%	4/1/35	1,335	1,306
Freddie Mac	5.006%	1/1/19	11	11
Freddie Mac	4.350%	12/1/34	467	452
Freddie Mac	4.462%	12/1/34	2,239	2,180
Freddie Mac	4.083%	1/1/35	470	452
Freddie Mac	4.104%	1/1/35	789	760
Freddie Mac	4.608%	7/1/35	6,170	6,076

				18,911

Stripped Securities — N.M.
Fannie Mae	0.000%	5/25/22	12	10	E2
Freddie Mac	10.000%	3/1/21	10	3	E1

				13

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost — $72,065)				70,664

Yankee BondsI — 8.7%
Aerospace/Defense — 0.2%
Systems 2001 Asset Trust	6.664%	9/15/13	1,531	1,577	C

Banking and Finance — 1.7%
AIFUL CORPORATION	5.000%	8/10/10	2,590	2,463	C
HBOS Treasury Services plc	4.000%	9/15/09	1,530	1,457	A,C
HSBC Holdings plc	7.500%	7/15/09	5,700	5,980
MUFG Capital Finance 1 Limited	6.346%	7/25/49	1,990	1,919	D

				11,819

Banks — 1.7%
Banco Santiago SA	5.633%	12/9/09	290	290	B,C
Kaupthing Bank Hf	7.125%	5/19/16	2,650	2,651	C
Royal Bank of Scotland Group plc	9.118%	3/31/49	3,000	3,294
Shinsei Fin Cayman Ltd	6.418%	1/29/49	3,400	3,193	D
The Korea Development Bank	5.480%	10/20/09	1,980	1,993	B

				11,421

Electric — 0.3%
SP PowerAssets Limited	5.000%	10/22/13	1,965	1,849	C

Foreign Governments — 0.8%
Russian Federation	5.000%	3/31/30	5,410	5,758	D

Manufacturing (Diversified) — 0.4%
Tyco International Group SA	6.000%	11/15/13	2,910	2,883

Special Purpose — 0.9%
Anadarko Finance Company	6.750%	5/1/11	3,300	3,391

	Rate	Maturity Date	Par/Shares	Value
Deutsche Telekom International Finance BV	8.000%	6/15/10	1,990	2,136
Petrozuata Finance, Inc.	8.220%	4/1/17	1,090	1,025	C

				6,552

Telecommunications — 2.6%
British Telecommunications plc	8.375%	12/15/10	4,710	5,171
France Telecom SA	1.000%	3/1/11	2,910	3,126
Koninklijke (Royal) KPN NV	8.000%	10/1/10	4,945	5,245
Telecom Italia Capital	4.000%	11/15/08	990	950
Telecom Italia Capital	5.629%	2/1/11	3,430	3,448	B

				17,940

Utilities — 0.1%
United Utilities plc	6.450%	4/1/08	960	968

Total Yankee Bonds (Identified Cost — $61,348)				60,767

Preferred Stocks — 0.1%
Home Ownership Funding Corporation	13.331%		1 shs	120	C,D
Home Ownership Funding Corporation II	13.338%		2	362	C,D

Total Preferred Stocks (Identified Cost — $1,942)				482

Total Long-Term Securities (Identified Cost — $613,699)				597,935

Investment of Collateral From Securites Lending — 21.5%
State Street Navigator Securities Lending Prime Portfolio			149,269 shs	149,269
Total Investment of Collateral From Securities Lending (Identified Cost — $149,269)				149,269

Short-Term Securities — 18.2%
U.S. Government and Agency Obligations — 0.2%
Fannie Mae	0.000%	9/25/06	$1,510	1,492	J,K

Repurchase Agreements — 18.0%
Goldman, Sachs & Company
5.21%, dated 6/30/06, to be repurchased at $125,263 on 7/3/06 (Collateral: $129,015 Fannie Mae notes, 4.875%, due 12/28/07, value $127,725)			125,209	125,209

Total Short-Term Securities (Identified Cost — $126,701)				126,701

Total Investments — 125.7.% (Identified Cost — $889,669)				873,905
Obligation to Return Collateral For Securities Lending — (21.5%)				(149,269)
Other Assets Less Liabilities — (4.2)%				(29,317)

Net Assets — 100.0%				$695,319

Net Asset Value Per Share				$10.12

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts Purchased
Eurodollar Futures	September 2006	4	$(6)
U.S. Treasury Note Futures	September 2006	1,431	(733)

			$(739)

Options Written
Eurodolllar Futures Call, Strike Price $94.75	September 2006	4	$1
U.S. Treasury Note Futures Call, Strike Price $107	November 2006	66	—
U.S. Treasury Note Futures Call, Strike Price $108	November 2006	66	(2)
U.S. Treasury Note Futures Put, Strike Price $101	November 2006	66	—
U.S. Treasury Note Futures Put, Strike Price $102	November 2006	66	—

			$(1)

A	All or a portion of these securities is on loan.
B	Indexed security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), or the one-year Treasury Bill rate. The coupon rates are the rates as of June 30, 2006.
C	Rule 144a – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 4.7% of net assets.
D	Stepped coupon security – A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
E	Stripped security – Security with interest-only or principal-only payments streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
F	The coupon rates shown on variable rate securities are the rates as of June 30, 2006. These rates vary with the weighted average coupon of the underlying loans.
G	Treasury Inflation-Protected Security – Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
H	When-issued security – Security purchased on a delayed basis. Final settlement amount and maturity date have not yet been announced.
I	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
J	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
K	All or a portion of this security is pledged as collateral to cover futures and option contracts.

N.M.– Not Meaningful.

See notes to financial statements.

Portfolio of Investments

June 30, 2006 (Unaudited)

(Amounts in Thousands)

Western Asset Intermediate Plus Bond Portfolio

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — 84.1%
Corporate Bonds and Notes — 35.2%
Automotive — 0.2%
Ford Motor Company	7.450%	7/16/31	$110	$79
General Motors Corporation	8.375%	7/15/33	120	97

				$176

Banking and Finance — 7.6%
Caterpillar Financial Services Corporation	3.450%	1/15/09	120	114
Ford Motor Credit Company	6.625%	6/16/08	850	809
Ford Motor Credit Company	9.750%	9/15/10	800	779	A
General Motors Acceptance Corporation	5.968%	1/16/07	700	698	B
General Motors Acceptance Corporation	6.125%	8/28/07	370	366
General Motors Acceptance Corporation	6.599%	9/23/08	750	735	B
General Motors Acceptance Corporation	6.750%	12/1/14	40	37
General Motors Acceptance Corporation	5.047%	9/19/35	182	178	B
HSBC Finance Corporation	5.410%	5/10/10	454	456	B
John Deere Capital Corporation	5.100%	1/15/13	200	192
Nissan Motor Acceptance Corporation	5.625%	3/14/11	320	315	A
Residential Capital Corporation	6.875%	6/29/07	100	100	B
Residential Capital Corporation	6.000%	2/22/11	300	291
Wachovia Capital Trust III	5.800%	3/15/42	960	932	C
Washington Mutual, Inc.	4.200%	1/15/10	290	276

				6,278

Cable — 0.6%
Comcast Cable Communications, Inc.	6.750%	1/30/11	510	526

Casino Resorts — 0.3%
Caesars Entertainment, Inc.	7.500%	9/1/09	90	93
Harrah’s Operating Company, Inc.	5.500%	7/1/10	20	20
Harrah’s Operating Company, Inc.	5.625%	6/1/15	130	120

				233

Chemicals — 0.6%
Rohm and Haas Company	7.400%	7/15/09	20	21
The Dow Chemical Company	5.750%	12/15/08	100	100
The Dow Chemical Company	5.970%	1/15/09	70	71
The Dow Chemical Company	6.000%	10/1/12	300	302

				494

Computer Services and Systems — 0.5%
Electronic Data Systems Corporation	7.125%	10/15/09	330	341
International Business Machines Corporation	4.750%	11/29/12	100	95

				436

Diversified Financial Services — 0.7%
ZFS Finance (USA) Trust III	6.479%	12/15/65	500	501	A,B
iStar Financial Inc.	5.661%	3/3/08	100	100	B

				601

Electric — 1.8%
Alabama Power Company	5.400%	8/25/09	120	120	B
Appalachian Power Company	3.600%	5/15/08	277	266
Dominion Resources, Inc.	5.700%	9/17/12	380	372
FirstEnergy Corp.	6.450%	11/15/11	500	509
Niagara Mohawk Power Corporation	7.750%	10/1/08	50	52
The AES Corporation	9.500%	6/1/09	150	159

				1,478

	Rate	Maturity Date	Par/Shares	Value
Energy — 2.3%
CenterPoint Energy, Inc.	5.875%	6/1/08	120	120
Duke Energy Corporation	6.250%	1/15/12	200	203
Duke Energy Corporation	5.625%	11/30/12	160	158
Exelon Corporation	6.750%	5/1/11	300	310
Pacific Gas and Electric Company	3.600%	3/1/09	320	304
Progress Energy, Inc.	5.850%	10/30/08	100	100
Progress Energy, Inc.	7.100%	3/1/11	370	386
TXU Corp.	6.375%	1/1/08	90	90
TXU Corp.	5.550%	11/15/14	280	254

				1,925

Environmental Services — 0.9%
Waste Management, Inc.	6.875%	5/15/09	250	257
Waste Management, Inc.	7.375%	8/1/10	460	485

				742

Food, Beverage and Tobacco — 1.5%
Altria Group, Inc.	5.625%	11/4/08	170	170
Altria Group, Inc.	7.000%	11/4/13	480	506
Kraft Foods Inc.	5.625%	11/1/11	40	40
Pepsi Bottling Holdings Inc.	5.625%	2/17/09	320	320	A
Sara Lee Corporation	2.750%	6/15/08	150	141
Sara Lee Corporation	6.250%	9/15/11	60	60

				1,237

Gas and Pipeline Utilities — 1.1%
ANR Pipeline, Inc.	8.875%	3/15/10	65	68
Kinder Morgan Energy Partners, L.P.	7.500%	11/1/10	290	304
Kinder Morgan Energy Partners, L.P.	6.750%	3/15/11	80	82
Southern Natural Gas Company	8.875%	3/15/10	85	90
The Williams Companies, Inc.	6.375%	10/1/10	60	59
The Williams Companies, Inc.	6.990%	10/1/10	280	283	B

				886

Investment Banking/Brokerage — 2.7%
Goldman Sachs Group, L.P.	5.790%	6/28/10	530	533	B
JPMorgan Chase & Co.	5.125%	9/15/14	210	198
JPMorgan Chase Capital XIII	6.449%	9/30/34	20	20	B
Lehman Brothers Holdings E-Capital Trust I	5.954%	8/19/65	420	420	B
Lehman Brothers Holdings Inc.	4.500%	7/26/10	140	134
Merrill Lynch & Co., Inc.	5.370%	2/5/10	160	160	B
Morgan Stanley	5.318%	1/18/11	250	250	B
Morgan Stanley	5.050%	1/21/11	280	272
The Bear Stearns Companies Inc.	4.550%	6/23/10	250	240

				2,227

Media — 2.0%
Clear Channel Communications, Inc.	4.250%	5/15/09	480	455
Liberty Media Corporation	7.875%	7/15/09	440	455
News America Incorporated	5.300%	12/15/14	400	380
Time Warner Inc.	6.875%	5/1/12	200	207
Turner Broadcasting System, Inc.	8.375%	7/1/13	130	143

				1,640

Medical Care Facilities — 0.1%
HCA, Inc.	8.750%	9/1/10	50	53
HCA, Inc.	6.750%	7/15/13	70	67

				120

Medical Products — 0.1%
Bristol-Myers Squibb Company	5.750%	10/1/11	110	110
Oil and Gas — 5.0%
Amerada Hess Corporation	6.650%	8/15/11	690	709
ConocoPhillips	4.750%	10/15/12	500	476
El Paso Corporation	6.950%	12/15/07	300	301
Kerr-McGee Corporation	5.875%	9/15/06	115	115
Kerr-McGee Corporation	6.625%	10/15/07	60	60
Kerr-McGee Corporation	6.875%	9/15/11	650	672

	Rate	Maturity Date	Par/Shares	Value
Occidental Petroleum Corporation	6.750%	1/15/12	200	210
Pemex Project Funding Master Trust	6.125%	8/15/08	540	539
Pemex Project Funding Master Trust	7.375%	12/15/14	230	237
XTO Energy, Inc.	7.500%	4/15/12	100	107
XTO Energy, Inc.	6.250%	4/15/13	190	190
XTO Energy, Inc.	5.650%	4/1/16	460	436

				4,162

Paper and Forest Products — 0.7%
International Paper Company	3.800%	4/1/08	230	222
International Paper Company	6.750%	9/1/11	50	52
Weyerhaeuser Company	6.750%	3/15/12	330	337

				611

Special Purpose — 4.7%
DaimlerChrysler NA Holding Corporation	6.500%	11/15/13	970	969
Devon Financing Corporation ULC	6.875%	9/30/11	450	468
ILFC E-Capital Trust I	5.900%	12/21/65	470	458	C
International Lease Finance Corporation	5.000%	4/15/10	510	495
National Rural Utilities Cooperative Finance Corporation	3.875%	2/15/08	100	97
Sprint Capital Corporation	8.375%	3/15/12	570	630
The Williams Companies, Inc. Credit-Linked Certificates	6.750%	4/15/09	170	168
The Williams Companies, Inc. Credit-Linked Certificates	8.380%	5/1/09	255	258	B
Verizon Global Funding Corp.	7.250%	12/1/10	350	367

				3,910

Telecommunications — 1.3%
AT&T Inc.	4.125%	9/15/09	190	180
AT&T Inc.	5.300%	11/15/10	380	371
AT&T Inc.	6.250%	3/15/11	100	101
Embarq Corporation	6.738%	6/1/13	200	199
Qwest Communications International Incorporated	8.670%	2/15/09	200	204	B

				1,055

Telecommunications (Cellular/Wireless) — 0.5%
AT&T Wireless Services, Inc.	8.125%	5/1/12	400	440

Total Corporate Bonds and Notes (Identified Cost — $29,806)				29,177

Asset-Backed Securities — 0.1%
Indexed SecuritiesB — 0.1%
Metris Master Trust 2004-1	5.547%	4/20/11	100	100
Residential Asset Securities Corporation 2002-KS7	5.693%	11/25/32	22	22

Total Asset-Backed Securities (Identified Cost — $122)				122

Mortgage-Backed Securities — 3.1%
Fixed Rate Securities — N.M.
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1	7.000%	3/25/34	30	30

Indexed SecuritiesB — 0.1%
Merrill Lynch Mortgage Investors, Inc. 2004-B	6.476%	5/25/29	37	37

Variable Rate SecuritiesD — 3.0%
Banc of America Funding Corporation 2005-B	5.113%	4/20/35	203	199
Bear Stearns ALT-A Trust 2005-2	4.758%	4/25/35	164	160
Countrywide Home Loans 2004-20	6.406%	9/25/34	38	39
J.P. Morgan Mortgage Trust 2004-A3	4.300%	7/25/34	334	324
MASTR Adjustable Rate Mortgages Trust 2004-13	3.786%	11/21/34	450	423
MLCC Mortgage Investors, Inc. 2005-1 2A1	4.968%	4/25/35	71	70
MLCC Mortgage Investors, Inc. 2005-1 2A2	4.968%	4/25/35	232	226
Structured Adjustable Rate Mortgage Loan Trust 2004-6 3A2	4.725%	6/25/34	219	214
WaMu Mortgage Pass -Through Certificates, Series 2005-AR12	4.842%	10/25/35	546	537
WaMu Mortgage Pass -Through Certificates, Series 2005-AR4	4.676%	4/25/35	300	288

				2,480

Total Mortgage-Backed Securities (Identified Cost — $2,605)				2,547

	Rate	Maturity Date	Par/Shares	Value
U.S. Government and Agency Obligations — 29.4%
Fixed Rate Securities — 26.6%
Farmer Mac	4.250%	7/29/08	80	78
Federal Home Loan Bank	3.125%	9/15/06	100	100
Federal Home Loan Bank	5.125%	6/18/08	140	139
Federal Home Loan Bank	5.375%	5/18/16	600	592
Freddie Mac	4.750%	1/18/11	710	689
Tennessee Valley Authority	5.625%	1/18/11	10	10
Tennessee Valley Authority	6.790%	5/23/12	210	223
Tennessee Valley Authority	5.880%	4/1/36	20	21
United States Treasury Bonds	6.125%	11/15/27	110	121
United States Treasury Bonds	4.500%	2/15/36	1,134	1,017
United States Treasury Notes	4.000%	8/31/07	1,290	1,272
United States Treasury Notes	3.000%	11/15/07	3,600	3,495
United States Treasury Notes	4.375%	1/31/08	120	119
United States Treasury Notes	3.750%	5/15/08	3,940	3,840
United States Treasury Notes	3.375%	9/15/09	770	731
United States Treasury Notes	3.375%	10/15/09	10	9
United States Treasury Notes	6.500%	2/15/10	40	42
United States Treasury Notes	3.875%	5/15/10	2,820	2,699
United States Treasury Notes	3.875%	9/15/10	2,650	2,529
United States Treasury Notes	4.250%	10/15/10	1,080	1,045
United States Treasury Notes	4.500%	2/28/11	350	341
United States Treasury Notes	4.750%	3/31/11	80	79
United States Treasury Notes	4.250%	11/15/14	10	9
United States Treasury Notes	4.125%	5/15/15	2,200	2,043
United States Treasury Notes	4.250%	8/15/15	180	168
United States Treasury Notes	2.000%	1/15/16	325	310
United States Treasury Notes	5.125%	5/15/16	390	390

				22,111

Stripped Securities — 0.6%
United States Treasury Bonds	0.000%	11/15/24	1,270	481	E2

Treasury Inflation-Protected SecuritiesF — 2.2%
United States Treasury Inflation-Protected Security	2.000%	1/15/14	905	873
United States Treasury Inflation-Protected Security	2.000%	7/15/14	11	10
United States Treasury Inflation-Protected Security	1.875%	7/15/15	362	344
United States Treasury Inflation-Protected Security	2.375%	1/15/25	278	271
United States Treasury Inflation-Protected Security	2.000%	1/15/26	315	288

				1,786

Total U.S. Government and Agency Obligations (Identified Cost — $24,996)				24,378

U.S. Government Agency Mortgage-Backed Securities — 8.0%
Fixed Rate Securities — 8.0%
Fannie Mae	4.587%	9/1/35	413	408	B
Fannie Mae	4.314%	12/1/34	871	843	B
Fannie Mae	5.000%	12/1/36	4,780	4,467	G
Freddie Mac	4.375%	11/16/07	370	365
Freddie Mac	5.000%	7/15/14	390	378
Freddie Mac	4.083%	1/1/35	27	26
Freddie Mac	4.104%	1/1/35	46	44
Freddie Mac	5.000%	12/1/36	100	93	G

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost — $6,714)				6,624

Yankee BondsH — 7.5%
Banking and Finance — 1.0%
AIFUL CORPORATION	5.000%	8/10/10	390	371
HSBC Holdings plc	7.500%	7/15/09	120	126
MUFG Capital Finance 1 Limited	6.346%	7/25/49	150	145	C
Royal Bank of Scotland Group plc	9.118%	3/31/49	180	197

				839

	Rate	Maturity Date	Par/Shares		Value
Banks — 1.1%
Banco Santiago SA	5.633%	12/9/09	200		200
Kaupthing Bank Hf	7.125%	5/19/16	330		330
Shinsei Fin Cayman Ltd	6.418%	1/29/49	420		395	C

					925

Foreign Governments — 1.5%
Federative Republic of Brazil	8.000%	1/15/18	90		95
Federative Republic of Brazil	8.875%	4/15/24	30		34
Federative Republic of Brazil	8.875%	4/15/24	20		22
Federative Republic of Brazil	10.125%	5/15/27	22		27
Federative Republic of Brazil	12.250%	3/6/30	15		22
Federative Republic of Brazil	11.000%	8/17/40	137		170
Republic of Bulgaria	8.250%	1/15/15	11		12
Republic of Colombia	11.750%	2/25/20	49		64
Republic of Panama	7.125%	1/29/26	55		53
Republic of Panama	9.375%	4/1/29	20		24
Russian Federation	5.000%	3/31/30	340		362	C
Russian Federation	5.000%	3/31/30	210		223	A,C
United Mexican States	8.300%	8/15/31	10		12
United Mexican States	7.500%	4/8/33	97		103

					1,223

Manufacturing (Diversified) — 0.5%
Tyco International Group SA	6.000%	11/15/13	460		456

Special Purpose — 1.1%
Anadarko Finance Company	6.750%	5/1/11	450		463
Deutsche Telekom International Finance BV	8.000%	6/15/10	440		472

					935

Telecommunications — 2.1%
British Telecommunications plc	8.375%	12/15/10	350		384
France Telecom SA	1.000%	3/1/11	400		430
Koninklijke (Royal) KPN NV	8.000%	10/1/10	460		488
Telecom Italia Capital	4.000%	11/15/08	40		38
Telecom Italia Capital	5.629%	2/1/11	370		372	B

					1,712

Utilities — 0.2%
United Utilities plc	6.450%	4/1/08	170		171

Total Yankee Bonds (Identified Cost — $6,368)					6,261

Foreign Government Obligations — 0.5%
Canadian Real Return Bond	4.000%	12/1/31	191	I	244	F
Queensland Treasury Corp	6.000%	6/14/11	270	J	202	F

Total Foreign Government Obligations (Identified Cost — $422)					446

Foreign Corporate Bonds — 0.1%
General Motors Corporation (Identified Cost — $65)	8.375%	7/5/33	50	J	50

Preferred Stocks — 0.2%
General Motors Corporation (Identified Cost — $168)	0.000%		7	shs	176

Total Long-Term Securities (Identified Cost — $71,266)					69,781

Short-Term Securities — 18.8%
U.S. Government and Agency Obligations — 0.3%
Fannie Mae	0.000%	9/25/06	$210		208	K,L

	Rate	Maturity Date	Par/Shares	Value
Repurchase Agreements — 18.5%
Goldman, Sachs & Company
5.21%, dated 6/30/06, to be repurchased at $15,366 on 7/3/06 (Collateral: $16,010 Fannie Mae notes, 5.48%, due 9/29/14, value $15,670)			$15,359	$15,359

Total Short-Term Securities (Identified Cost — $15,567)				15,567

Total Investments — 102.9% (Identified Cost — $86,833)				85,348
Other Assets Less Liabilities — (2.9)%				(2,375)

Net Assets — 100.0%				$82,973

Net Asset Value Per Share				$9.66

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts Purchased
U.S. Treasury Note Futures	September 2006	174	$(90)

Options Written
U.S. Treasury Note Futures Call, Strike Price $107	November 2006	8	$—
U.S. Treasury Note Futures Call, Strike Price $108	November 2006	8	(0.2)
U.S. Treasury Note Futures Put, Strike Price $101	November 2006	8	—
U.S. Treasury Note Futures Put, Strike Price $102	November 2006	8	—

			$(0.2)

Open Forward Currency Exchange Contracts

Settlement Date	Contract to				Unrealized Gain/(Loss)
	ReceiveM		DeliverM
8/8/06	USD	202	AUD	272	$—
8/8/06	USD	439	CAD	498	(8)
8/8/06	USD	1,437	EUR	1,152	(39)

					$(47)

A	Rule 144a – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s Investment adviser has determined to be liquid, represent 2.6% of net assets.
B	Indexed security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), the one-year Treasury Bill rate, or the ten-year Treasury bond rate. The coupon rates are the rates as of June 30, 2006.
C	Stepped coupon security – A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
D	The coupon rates shown on variable rate securities are the rates at June 30, 2006. These rates vary with the weighted average coupon of the underlying loans.
E	Stripped security – Security with interest-only or principal-only payments streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
F	Inflation-Protected Security – Treasury security whose principal value is adjusted daily in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.
G	When-issued security – Security purchased on a delayed basis. Final settlement amount and maturity date have not yet been announced.
H	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
I	Denominated in Canadian dollars.
J	Denominated in euro currency.
K	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
L	All or a portion of this security is pledged as collateral to cover futures and option contracts.
M	Definitions of currency abbreviations:

AUD — Australian dollar

CAD — Canadian dollar

EUR — Euro

USD — United States dollar

N.M.–	Not meaningful.

Portfolio of Investments

June 30, 2006 (Unaudited)

(Amounts in thousands)

Western Asset Core Bond Portfolio

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — 107.2%

Corporate Bonds and Notes — 15.4%
Aerospace/Defense — 0.1%
Lockheed Martin Corporation	7.650%	5/1/16	$135	$152
Northrop Grumman Corporation	4.079%	11/16/06	2,600	2,585
Raytheon Company	6.000%	12/15/10	32	32
Raytheon Company	5.500%	11/15/12	65	64
Raytheon Company	5.375%	4/1/13	705	684	A
United Technologies Corporation	5.400%	5/1/35	1,460	1,311

				4,828

Automotive — 0.4%
Ford Motor Company	7.450%	7/16/31	15,410	11,134	A
General Motors Corporation	8.375%	7/15/33	11,020	8,871	A

				20,005

Banking and Finance — 2.6%
Boeing Capital Corporation	7.375%	9/27/10	3,240	3,442
Ford Motor Credit Company	6.625%	6/16/08	8,900	8,471
Ford Motor Credit Company	7.375%	10/28/09	50,175	46,389
Ford Motor Credit Company	7.875%	6/15/10	6,310	5,821
Ford Motor Credit Company	7.375%	2/1/11	6,435	5,762
Ford Motor Credit Company	7.250%	10/25/11	5,910	5,242
General Motors Acceptance Corporation	6.125%	8/28/07	8,620	8,530
General Motors Acceptance Corporation	5.625%	5/15/09	9,550	9,084	A
General Motors Acceptance Corporation	7.750%	1/19/10	5,355	5,327
General Motors Acceptance Corporation	7.250%	3/2/11	820	795
General Motors Acceptance Corporation	0.000%	6/15/15	13,910	6,452	B
HSBC Finance Corporation	7.875%	3/1/07	2,800	2,839
HSBC Finance Corporation	8.000%	7/15/10	690	744
HSBC Finance Corporation	7.000%	5/15/12	700	737
HSBC Finance Corporation	6.375%	11/27/12	440	450
Residential Capital Corporation	6.125%	11/21/08	3,300	3,258
SB Treasury Company LLC	9.400%	12/29/49	2,930	3,112	C,D
SLM Corporation	5.325%	4/1/09	7,960	7,645
Wachovia Capital Trust III	5.800%	3/15/42	6,130	5,949	D

				130,049

Banks — 0.2%
Bank of America Corporation	7.400%	1/15/11	2,000	2,128
Bank One Corporation	7.875%	8/1/10	4,500	4,842
Bank One Corporation	5.900%	11/15/11	2,000	2,007
Firstar Bank NA	7.125%	12/1/09	450	469

				9,446

Cable — 0.4%
Comcast Corporation	6.500%	1/15/15	1,800	1,814
Comcast Corporation	7.050%	3/15/33	3,130	3,176
Comcast MO of Delaware Inc.	9.000%	9/1/08	2,200	2,338
Cox Communications, Inc.	7.875%	8/15/09	9,640	10,128

				17,456

Computer Services and Systems — 0.2%
Electronic Data Systems Corporation	7.125%	10/15/09	7,685	7,937

Diversified Financial Services — 1.0%
Marsh & McLennan Companies, Inc.	5.150%	9/15/10	38,220	36,891
U.S. Bancorp	3.125%	3/15/08	10,300	9,893
Wells Fargo & Company	5.000%	11/15/14	690	650

				47,434

Electric — 0.9%
Dominion Resources, Inc.	4.125%	2/15/08	10,850	10,577
Dominion Resources, Inc.	5.125%	12/15/09	50	49
Dominion Resources, Inc.	4.750%	12/15/10	570	544
Dominion Resources, Inc.	5.700%	9/17/12	2,050	2,006
Exelon Corporation	5.625%	6/15/35	4,840	4,246
FirstEnergy Corp.	5.500%	11/15/06	15,290	15,272
FirstEnergy Corp.	6.450%	11/15/11	340	346
FirstEnergy Corp.	7.375%	11/15/31	10,850	11,640
The Cleveland Electric Illuminating Company	5.650%	12/15/13	280	271
The Detroit Edison Company	6.125%	10/1/10	920	927

				45,878

Energy — 1.0%
Duke Energy Corporation	6.250%	1/15/12	590	600	A
Duke Energy Corporation	5.625%	11/30/12	1,330	1,314
Pacific Gas and Electric Company	6.050%	3/1/34	940	887
Progress Energy, Inc.	7.100%	3/1/11	3,170	3,307	A
TXU Corp.	4.800%	11/15/09	9,000	8,562
TXU Corp.	6.550%	11/15/34	11,020	9,681	A
TXU Energy Co.	7.000%	3/15/13	25,800	26,335

				50,686

Environmental Services — 0.5%
Waste Management, Inc.	7.125%	10/1/07	10,330	10,476
Waste Management, Inc.	6.875%	5/15/09	2,000	2,056
Waste Management, Inc.	6.375%	11/15/12	2,530	2,581
Waste Management, Inc.	7.125%	12/15/17	6,000	6,399
Waste Management, Inc.	7.375%	5/15/29	1,220	1,326	A

				22,838

	Rate	Maturity Date	Par/Shares	Value
Food, Beverage and Tobacco — 0.1%
Altria Group, Inc.	7.000%	11/4/13	3,815	4,025
Altria Group, Inc.	7.750%	1/15/27	2,500	2,805

				6,830

Gas and Pipeline Utilities — 0.7%
Dynegy Holdings Inc.	8.750%	2/15/12	11,010	11,175	A
Southern Natural Gas Company	8.000%	3/1/32	7,390	7,636
Tennessee Gas Pipeline Company	8.375%	6/15/32	1,110	1,187	A
The Williams Companies, Inc.	8.125%	3/15/12	3,730	3,870
The Williams Companies, Inc.	7.500%	1/15/31	5,000	4,825
The Williams Companies, Inc.	8.750%	3/15/32	3,240	3,524

				32,217

Health Care — 0.2%
Tenet Healthcare Corporation	6.375%	12/1/11	2,500	2,231	A
Tenet Healthcare Corporation	7.375%	2/1/13	9,462	8,634	A

				10,865

Investment Banking/Brokerage — 0.6%
J.P. Morgan & Co. Incorporated	6.805%	2/15/12	2,000	2,088	D
J.P. Morgan Chase & Co.	5.750%	1/2/13	3,770	3,732
Lehman Brothers Holdings Inc.	5.200%	4/20/07	5,470	5,477	E
Merrill Lynch & Co., Inc.	3.375%	9/14/07	11,120	10,851
Morgan Stanley	5.300%	3/1/13	3,380	3,269
The Goldman Sachs Group, Inc.	4.750%	7/15/13	4,370	4,066

				29,483

Investment Management — 0.2%
Dryden Investor Trust	7.157%	7/23/08	7,680	7,757

Media — 1.0%
Clear Channel Communications, Inc.	4.625%	1/15/08	1,430	1,400
Clear Channel Communications, Inc.	4.250%	5/15/09	2,130	2,020
Clear Channel Communications, Inc.	5.500%	9/15/14	790	715
Liberty Media Corporation	6.829%	9/17/06	10,573	10,595	E
Liberty Media Corporation	7.875%	7/15/09	9,000	9,318
Liberty Media Corporation	3.750%	2/15/30	290	163	F
News America, Inc.	6.200%	12/15/34	605	549
Time Warner Inc.	6.875%	5/1/12	8,270	8,547
Time Warner Inc.	6.950%	1/15/28	2,000	1,993
Time Warner Inc.	7.625%	4/15/31	1,350	1,454
Time Warner Inc.	7.700%	5/1/32	8,565	9,309
Viacom Inc.	5.625%	8/15/12	970	948

				47,011

Medical Care Facilities — 0.7%
HCA, Inc.	5.750%	3/15/14	40,360	36,089

Oil and Gas — 1.6%
Amerada Hess Corporation	7.875%	10/1/29	1,710	1,908
Amerada Hess Corporation	7.300%	8/15/31	10,825	11,471
Conoco Inc.	6.950%	4/15/29	9,950	10,827
ConocoPhillips	4.750%	10/15/12	1,770	1,683
Devon Energy Corporation	7.950%	4/15/32	4,145	4,776
El Paso Corporation	7.800%	8/1/31	110	107
El Paso Natural Gas Company	8.375%	6/15/32	3,610	3,840
Kerr-McGee Corporation	6.875%	9/15/11	17,000	17,569
Pemex Project Funding Master Trust	6.625%	6/15/35	12,805	11,589	C
Sonat Inc.	7.625%	7/15/11	5,000	5,050
XTO Energy, Inc.	7.500%	4/15/12	10,379	11,033
XTO Energy, Inc.	6.250%	4/15/13	980	981

				80,834

Paper and Forest Products — 0.1%
Weyerhaeuser Company	6.750%	3/15/12	3,445	3,520

Pharmaceuticals — N.M.
Bristol-Myers Squibb Company	5.750%	10/1/11	830	828

Photo Equipment and Supplies — 1.0%
Eastman Kodak Company	3.625%	5/15/08	17,500	16,549	A
Eastman Kodak Company	7.250%	11/15/13	34,680	33,400

				49,949

Real Estate — N.M.
Socgen Real Estate Co. LLC	7.640%	12/29/49	260	266	C,D

Retail — 0.1%
Target Corporation	4.000%	6/15/13	4,445	4,024	A
Wal-Mart Stores, Inc.	5.450%	8/1/06	150	150

				4,174

Special Purpose — 1.4%
ASIF Global Financing XIX	4.900%	1/17/13	2,010	1,905	C
DaimlerChrysler North America Holding Corporation	4.050%	6/4/08	1,530	1,479
DaimlerChrysler North America Holding Corporation	7.200%	9/1/09	1,240	1,279
DaimlerChrysler North America Holding Corporation	5.875%	3/15/11	700	689
ILFC E-Capital Trust I	5.900%	12/21/65	4,420	4,308	A,C,D

	Rate	Maturity Date	Par/Shares	Value
Patrons’ Legacy 2003 IV	5.775%	1/23/17	5,800	5,690	C
Rabobank Capital Funding Trust II	5.260%	12/31/49	470	441	C,D
Rabobank Capital Funding Trust III	5.254%	12/29/49	3,030	2,776	C,D
Reynolds American Inc.	7.875%	5/15/09	3,240	3,305	C
Sprint Capital Corporation	6.000%	1/15/07	31,760	31,803
Sprint Capital Corporation	8.375%	3/15/12	7,935	8,767
Texaco Capital Inc.	5.500%	1/15/09	1,000	1,002	A
Unilever Capital Corporation	7.125%	11/1/10	1,730	1,816
Verizon Global Funding Corp.	7.250%	12/1/10	2,220	2,325
Verizon Global Funding Corp.	7.375%	9/1/12	5	5

				67,590

Telecommunications — 0.1%
AT&T Inc.	5.100%	9/15/14	4,960	4,601
BellSouth Corporation	4.750%	11/15/12	440	408

				5,009

Transportation — 0.3%
Continental Airlines, Inc.	6.900%	1/2/18	312	313
Continental Airlines, Inc.	6.545%	8/2/20	2,569	2,545
Delta Air Lines, Inc.	7.111%	9/18/11	500	503
Southwest Airlines Co.	5.496%	11/1/06	9,700	9,702

				13,063

Total Corporate Bonds and Notes (Identified Cost — $778,816)				752,042

Asset-Backed Securities — 2.4%
Fixed Rate Securities — 0.2%
Advanta Mortgage Loan Trust 1999-3	7.590%	6/25/14	216	215
Conseco Finance Securitizations Corp. 2000-5	7.960%	2/1/32	4,700	3,816
Equity One ABS, Inc. 2003-3	4.995%	12/25/33	4,895	4,835
Green Tree Financial Corporation 1996-5	8.100%	7/15/27	731	110
Green Tree Home Improvement Loan Trust 1997-D	7.450%	9/15/28	179	179

				9,155

Indexed SecuritiesE — 2.2%
AAA Trust 2005-2	5.423%	11/26/35	1,682	1,683	C
Aegis Asset Backed Securities Trust 2005-2	5.423%	6/25/35	2,306	2,307
Aesop Funding II LLC 2003-4A	5.497%	8/20/07	4,633	4,634	C
Amortizing Residential Collateral Trust 2002-BC1M	5.603%	1/1/32	299	299
Asset Backed Funding Certificates 2002-SB1	5.753%	4/25/18	2,318	2,323
Brazos Higher Education Authority, Inc. 2005-1	5.510%	9/26/16	16,862	16,832
CDC Mortgage Capital Trust 2002-HE1	5.633%	1/25/33	890	891
CIT Group Home Equity Loan Trust 2002-1	5.613%	3/25/33	779	781
Countrywide Asset-Backed Certificates 2003-BC3	5.633%	9/25/33	467	468
Countrywide Asset-Backed Certificates 2005-AB1	5.423%	5/25/35	3,543	3,543
Fleet Home Equity Loan Trust 2003-1	5.517%	1/20/33	4,460	4,466
GMAC Mortgage Corporation Loan Trust 2004-HE4	5.361%	3/25/35	42,872	42,909
GSAMP Trust 2006-S4	5.240%	5/25/36	9,300	9,298
Long Beach Mortgage Loan Trust 2000-1	5.799%	1/21/31	339	339
Provident Bank Home Equity Loan Trust 1999-3	5.713%	1/25/31	1,104	1,104
Residential Asset Mortgage Products, Inc. 2003-RS2	5.663%	3/25/33	376	377
Residential Asset Securities Corporation 2001-KS2	5.783%	6/25/31	577	577
Residential Asset Securities Corporation 2001-KS3	5.553%	9/25/31	225	225
Structured Asset Investment Loan Trust 2005-3	5.453%	4/25/35	15,007	15,011

				108,067

Stripped Securities — N.M.
Diversified REIT Trust 1999-1A	0.532%	3/18/11	109,631	1,272	G1

Total Asset-Backed Securities (Identified Cost — $120,088)				118,494

Mortgage-Backed Securities — 20.1%
Fixed Rate Securities — 3.1%
Asset Securitization Corporation 1996-D2	1.000%	2/14/29	559	560
Criimi Mae Commercial Mortgage Trust 1998-C1	7.000%	6/2/33	5,948	5,977	C
CS First Boston Mortgage Securities Corp. 1998-C1 A1B	6.480%	5/17/40	468	473
Deutsche Mortgage and Asset Receiving Corporation 1998-C1	6.538%	6/15/31	7,402	7,465
GS Mortgage Securities Corporation II 2005-GG4	4.680%	7/10/39	12,900	12,159
J.P. Morgan Chase Commercial Mortgage Pass-Through Certificates, Series 2005-CIBC12	4.895%	9/12/37	1,610	1,499
J.P. Morgan Commercial Mortgage Finance Corporation 1999-C8 A2	7.400%	7/15/31	459	475
LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739%	7/15/30	13,356	12,319
LB-UBS Commercial Mortgage Trust 2005-C3 AAB	4.664%	7/15/30	15,000	14,097
LB-UBS Commercial Mortgage Trust 2005-C5	4.954%	9/15/30	10,800	10,114
MASTR Reperforming Loan Trust 2005-1	7.000%	8/25/34	12,533	12,731	C
MASTR Specialized Loan Trust 2005-1	6.500%	8/25/34	1,502	1,465	C
Morgan Stanley Capital I 2005-HQ6	4.989%	8/13/42	13,450	12,625
Residential Asset Mortgage Products, Inc. 2005-SL2	7.500%	3/25/32	5,872	5,941
Residential Asset Securitization Trust 2003-A14	4.750%	2/25/19	58,957	55,493

				153,393

Indexed SecuritiesE — 15.8%
Banc of America Funding Corporation 2005-E	5.054%	6/20/35	25,560	25,610
Chevy Chase Mortgage Funding Corporation 2003-2A	5.703%	5/25/34	3,350	3,350	C
Countrywide Alternative Loan Trust 2005-14	5.533%	5/25/35	16,595	16,597
Countrywide Alternative Loan Trust 2005-17 1A1	5.583%	7/25/35	21,204	21,268
Countrywide Alternative Loan Trust 2005-17 2A1	5.563%	7/25/35	37,097	37,197
Countrywide Alternative Loan Trust 2005-38	5.673%	9/25/35	724	728

	Rate	Maturity Date	Par/Shares	Value
Countrywide Alternative Loan Trust 2006-0A7	5.533%	6/25/46	25,620	25,634
Countrywide Home Loans 2005-3	5.613%	4/25/35	21,642	21,704
Countrywide Home Loans 2005-9 1A1	5.623%	5/25/35	22,934	23,040
Countrywide Home Loans 2005-9 2A1	5.543%	5/25/35	13,842	13,858
Credit-Based Asset Servicing and Securitization 2001-CB2	5.613%	8/25/33	552	552
Granite Mortgages PLC 2003-1	5.270%	1/20/20	3,381	3,389	H
Greenpoint Mortgage Funding Trust 2005-AR1	5.543%	6/25/45	17,334	17,385
Greenpoint Mortgage Funding Trust 2005-AR4	5.583%	10/25/45	6,065	6,080
GSMPS Mortgage Loan Trust 2005-RP2	5.673%	3/25/35	23,079	23,172	C
Harborview Mortgage Loan Trust 2005-7	5.474%	6/19/45	30,975	31,105
Impac CMB Trust 2003-7	5.963%	8/25/33	1,430	1,431
Lehman XS Trust 2006-2N	5.583%	2/25/46	26,680	26,735
Lehman XS Trust, Series 2005-5N	5.623%	11/25/35	15,399	15,446
Medallion Trust 2000-1G	5.275%	7/12/31	171	171	H
Medallion Trust 2000-2G	5.596%	12/18/31	1,210	1,212	H
Medallion Trust 2003-1G	5.614%	12/21/33	2,971	2,979	H
MLCC Mortgage Investors, Inc. 2003-B	5.663%	4/25/28	5,121	5,144
MSDWCC Heloc Trust 2005-1	5.513%	7/25/17	2,788	2,790
SLM Student Loan Trust 2006-5	5.429%	7/25/17	49,600	49,596
Thornburg Mortgage Securities Trust 2005-2 A1	5.543%	7/25/35	12,205	12,199
Thornburg Mortgage Securities Trust 2005-2 A2	5.553%	7/25/45	17,724	17,735
Thornburg Mortgage Securities Trust 2006-1	5.493%	1/25/36	67,003	66,870
WaMu Mortgage Pass-Through Certificates, Series 2005-AR11	5.643%	8/25/45	64,007	64,183
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13 A1A1	5.613%	10/25/45	28,847	29,015
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13 B10	5.765%	10/25/45	4,185	3,345
WaMu Mortgage Pass-Through Certificates, Series 2005-AR17	5.613%	12/25/45	19,462	19,528
WaMu Mortgage Pass-Through Certificates, Series 2005-AR19 A1A1	5.593%	12/25/45	43,288	43,407
WaMu Mortgage Pass-Through Certificates, Series 2005-AR19 A1A2	5.613%	12/25/45	47,363	47,519
WaMu Mortgage Pass-Through Certificates, Series 2005-AR6	5.553%	4/25/45	20,784	20,793
WaMu Mortgage Pass-Through Certificates, Series 2005-AR8	5.593%	7/25/45	27,019	27,040
Zuni Mortgage Loan Trust 2006-0A1	5.407%	7/25/36	49,800	49,802

				777,609

Stripped Securities — N.M.
FFCA Secured Lending Corporation 1999-1A	1.460%	9/18/25	7,382	394	C,G1
LB-UBS Commercial Mortgage Trust 2001-C3	1.196%	6/15/36	17,009	678	C,G1
Structured Mortgage Asset Residential Trust 1991-8	0.013%	1/25/23	620	N.M.	G1

				1,072

Variable Rate SecuritiesI — 1.2%
Banc of America Commercial Mortgage Inc. 2005-5	5.115%	10/10/45	6,440	6,089
GE Capital Commercial Mortgage Corporation 2005-C4	5.511%	11/10/45	6,650	6,418
IndyMac INDX Mortgage Loan Trust 2005-AR15	5.099%	9/25/35	9,100	8,614
J.P. Morgan Chase Commercial Mortgage Pass-Through Certificates, Series 2005-CB13	5.472%	1/12/43	7,500	7,213
Merrill Lynch Mortgage Trust 2005-CKI1	5.417%	11/12/37	23,750	22,783
Morgan Stanley Mortgage Loan Trust 2005-3AR	5.239%	7/25/35	6,224	6,186
Wachovia Bank Commercial Mortgage Trust 2005-C20	5.118%	7/15/42	4,000	3,785

				61,088

Total Mortgage-Backed Securities (Identified Cost — $1,004,438)				993,162

U.S. Government and Agency Obligations — 16.9%
Fixed Rate Securities — 15.1%
Fannie Mae	4.875%	4/15/09	430	424	A
Fannie Mae	6.625%	9/15/09	9,800	10,126
Fannie Mae	5.200%	11/8/10	10,910	10,726
Fannie Mae	5.625%	5/19/11	19,640	19,565
Federal Home Loan Bank	7.250%	2/15/07	100	101
Freddie Mac	4.625%	2/21/08	7,540	7,439	A
Freddie Mac	4.750%	1/18/11	6,560	6,365	A
Freddie Mac	5.250%	2/24/11	21,300	20,962
Freddie Mac	5.125%	4/18/11	9,560	9,411
Tennessee Valley Authority	6.750%	11/1/25	2,560	2,895
Tennessee Valley Authority	7.125%	5/1/30	2,450	2,927
United States Treasury Bonds	7.500%	11/15/16	1,490	1,762	A
United States Treasury Bonds	7.250%	8/15/22	13,010	15,696	A
United States Treasury Bonds	6.250%	8/15/23	11,290	12,452	A
United States Treasury Bonds	2.000%	1/15/26	39,715	36,361	A
United States Treasury Bonds	5.250%	11/15/28	5,630	5,604	A
United States Treasury Bonds	5.250%	2/15/29	31,240	31,103	A
United States Treasury Bonds	4.500%	2/15/36	89,633	80,369	A
United States Treasury Notes	2.500%	9/30/06	89,540	88,963	A
United States Treasury Notes	3.000%	2/15/08	12,760	12,329	A
United States Treasury Notes	3.750%	5/15/08	2,840	2,768	A
United States Treasury Notes	3.125%	10/15/08	12,680	12,132	A
United States Treasury Notes	4.375%	11/15/08	5,590	5,494	A
United States Treasury Notes	4.500%	2/15/09	4,270	4,203	A
United States Treasury Notes	2.625%	3/15/09	10,510	9,854	A
United States Treasury Notes	3.500%	8/15/09	4,700	4,483
United States Treasury Notes	3.375%	10/15/09	750	711	A
United States Treasury Notes	3.500%	12/15/09	18,492	17,558	A
United States Treasury Notes	3.625%	1/15/10	39,670	37,770	A
United States Treasury Notes	3.500%	2/15/10	12,250	11,602	A

	Rate	Maturity Date	Par/Shares	Value
United States Treasury Notes	4.125%	8/15/10	4,660	4,493	A
United States Treasury Notes	3.875%	9/15/10	22,690	21,651	A
United States Treasury Notes	4.250%	10/15/10	2,530	2,449	A
United States Treasury Notes	4.500%	11/15/10	10,690	10,442	A
United States Treasury Notes	4.500%	2/28/11	81,920	79,878	A
United States Treasury Notes	2.000%	1/15/16	21,669	20,693	A
United States Treasury Notes	4.500%	2/15/16	5,430	5,166	A
United States Treasury Notes	5.125%	5/15/16	115,090	114,955	A

				741,882

Treasury Inflation-Protected SecuritiesJ — 1.8%
United States Treasury Inflation-Protected Security	3.375%	1/15/12	7,941	8,318	A
United States Treasury Inflation-Protected Security	1.875%	7/15/13	12,339	11,854	A
United States Treasury Inflation-Protected Security	2.000%	1/15/14	643	621	A
United States Treasury Inflation-Protected Security	2.000%	7/15/14	32	31	A
United States Treasury Inflation-Protected Security	2.375%	1/15/25	52,600	51,195	A
United States Treasury Inflation-Protected Security	3.625%	4/15/28	12,530	14,867	A

				86,886

Total U.S. Government and Agency Obligations (Identified Cost — $847,784)				828,768

U.S. Government Agency Mortgage-Backed Securities — 46.2%
Fixed Rate Securities — 43.9%
Fannie Mae	7.000%	9/1/07 to 2/1/33	11,426	11,696
Fannie Mae	4.610%	10/10/13	30,420	28,531
Fannie Mae	8.000%	5/1/15	46	48
Fannie Mae	5.500%	4/1/18 to 10/1/35	61,949	59,724
Fannie Mae	4.500%	7/1/18 to 9/1/35	13,674	12,584
Fannie Mae	4.000%	8/1/20 to 9/1/20	6,088	5,617
Fannie Mae	5.000%	8/1/20 to 1/1/36	154,463	145,021
Fannie Mae	1.000%	8/25/21	1	15
Fannie Mae	7.500%	6/1/25 to 7/1/29	668	694
Fannie Mae	6.000%	1/1/26 to 10/1/35	28,293	27,897
Fannie Mae	6.500%	7/1/28 to 7/1/35	22,441	22,626
Fannie Mae	5.500%	7/1/34	894	861
Fannie Mae	5.000%	12/1/36	577,750	540,016	K
Fannie Mae	5.000%	12/1/36	139,000	129,835	K
Fannie Mae	5.500%	12/1/36	544,300	522,698	K
Fannie Mae	5.500%	12/1/36	500	480	K
Fannie Mae	6.000%	12/1/16	1,670	1,674	K
Fannie Mae	6.000%	12/1/36	281,850	277,358	K
Fannie Mae	6.500%	12/1/36	90,850	91,304	K
Freddie Mac	9.750%	7/1/08	11	11
Freddie Mac	6.000%	3/1/09 to 10/1/35	4,402	4,361
Freddie Mac	4.125%	10/18/10	2,490	2,361	A
Freddie Mac	4.650%	10/10/13	34,390	32,319
Freddie Mac	5.500%	12/1/13 to 8/1/35	38,338	36,893
Freddie Mac	9.300%	4/15/19	175	182
Freddie Mac	5.000%	9/1/20 to 8/1/33	64,771	61,302
Freddie Mac	7.000%	4/1/24 to 5/1/32	3,675	3,767
Freddie Mac	6.500%	6/1/32	67	68
Freddie Mac	5.625%	11/23/35	12,290	11,196
Government National Mortgage Association	10.000%	11/15/09	0.2	0.3
Government National Mortgage Association	8.000%	10/15/16 to 7/15/17	202	211
Government National Mortgage Association	7.500%	10/15/22 to 8/15/32	397	414
Government National Mortgage Association	7.000%	6/15/23 to 5/15/32	467	483
Government National Mortgage Association	6.500%	10/15/23 to 3/15/33	22,190	22,497
Government National Mortgage Association	6.000%	3/15/26 to 8/15/35	39,715	39,437
Government National Mortgage Association	5.500%	1/15/33	272	264
Government National Mortgage Association	5.000%	6/15/35 to 9/15/35	71,435	67,631

				2,162,076

Stripped Securities — N.M.
Fannie Mae	9.500%	2/1/17	17	4	G1
Fannie Mae	1009.500%	2/25/20	N.M.	0.2	G1
Fannie Mae	0.000%	5/25/22	145	125	G2
Financing Corporation	0.000%	4/5/19	1,150	568	G2
Freddie Mac	10.000%	3/1/21	112	29	G1
Freddie Mac	0.000%	7/15/22	18	16	G2

				742

Variable Rate SecuritiesI — 2.3%
Fannie Mae	4.767%	6/1/35	16,222	15,991
Fannie Mae	4.337%	8/1/35	1,447	1,418
Fannie Mae	4.615%	9/1/35	8,452	8,321
Fannie Mae	4.696%	9/1/35	3,505	3,448
Fannie Mae	4.580%	10/1/35	3,075	3,032
Fannie Mae	4.661%	10/1/35	3,699	3,650
Fannie Mae	4.746%	10/1/35	5,704	5,611
Fannie Mae	4.815%	10/1/35	3,457	3,412
Fannie Mae	6.029%	10/1/35	19,485	19,990
Fannie Mae	6.026%	11/1/35	8,180	8,392
Fannie Mae	6.027%	11/1/35	8,229	8,443
Fannie Mae	6.028%	11/1/35	8,193	8,406
Fannie Mae	6.031%	11/1/35	8,363	8,580

	Rate	Maturity Date	Par/Shares		Value
Fannie Mae	6.032%	11/1/35	8,148		8,359
Freddie Mac	4.879%	10/1/35	6,030		5,933

					112,986

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost — $2,309,127)					2,275,804

Yankee BondsH — 5.9%
Aerospace/Defense — 0.1%
Systems 2001 Asset Trust	6.664%	9/15/13	3,158		3,252	C

Banking and Finance — 0.4%
AIFUL CORPORATION	5.000%	8/10/10	4,030		3,832	C
Eksportfinans ASA	5.500%	5/25/16	10,700		10,628
MUFG Capital Finance 1 Limited	6.346%	7/25/49	4,660		4,495	D

					18,955

Banks — 1.5%
Glitnir Banki HF	6.693%	6/15/16	11,830		11,762	C,D
Kaupthing Bank hf	5.758%	4/12/11	17,140		17,146
Kaupthing Bank hf	7.125%	5/19/16	30,520		30,529	C
Shinsei Finance Cayman Ltd.	6.418%	1/29/49	9,980		9,373	C,D
The Korea Development Bank	4.250%	11/13/07	6,045		5,922

					74,732

Cable — 0.1%
Rogers Cable Inc.	5.500%	3/15/14	4,340		3,852

Electric — N.M.
Hydro-Quebec	6.300%	5/11/11	570		586

Foreign Governments — 1.8%
Russian Federation	5.000%	3/31/30	49,315		52,486	D
United Mexican States	5.625%	1/15/17	160		149	A
United Mexican States	8.300%	8/15/31	6,100		7,046
United Mexican States	7.500%	4/8/33	28,342		30,113

					89,794

Manufacturing (Diversified) — 1.0%
Tyco International Group SA	5.800%	8/1/06	10,250		10,251
Tyco International Group SA	6.750%	2/15/11	430		444
Tyco International Group SA	6.375%	10/15/11	1,230		1,255
Tyco International Group SA	6.000%	11/15/13	2,300		2,279
Tyco International Group SA	7.000%	6/15/28	3,700		3,861
Tyco International Group SA	6.875%	1/15/29	29,900		30,821

					48,911

Mining — N.M.
Corporacion Nacional del Cobre—Codelco	4.750%	10/15/14	1,750		1,599	C

Oil and Gas — 0.1%
YPF Sociedad Anonima	7.750%	8/27/07	3,250		3,291

Special Purpose — 0.5%
Anadarko Finance Company	6.750%	5/1/11	1,590		1,634
Conoco Funding Company	6.350%	10/15/11	400		411
Conoco Funding Company	7.250%	10/15/31	350		395
CVRD Finance Ltd.	5.718%	10/15/07	3,029		3,078	C,E
HSBC Capital Funding LP	4.610%	12/29/49	1,630		1,464	C,D
Petronas Capital Ltd.	7.875%	5/22/22	1,340		1,534	C
Petrozuata Finance, Inc.	8.220%	4/1/17	3,950		3,713	C
Resona Preferred Global Securities (Cayman) Ltd.	7.191%	12/29/49	13,670		13,712	C,D

					25,941

Telecommunications — 0.4%
British Telecommunications plc	8.375%	12/15/10	1,755		1,927
Deutsche Telekom International Finance B.V.	5.750%	3/23/16	5,370		5,068	A
Koninklijke (Royal) KPN NV	8.000%	10/1/10	8,240		8,740
Telecom Italia Capital S.p.A.	5.250%	11/15/13	965		892
Telecom Italia Capital S.p.A.	4.950%	9/30/14	2,570		2,301
Telecom Italia Capital S.p.A.	5.250%	10/1/15	2,060		1,864

					20,792

Total Yankee Bonds (Identified Cost — $288,032)					291,705

Preferred Stocks — 0.3%
Fannie Mae	5.375%		N.M.	shs	4,079
General Motors Corporation	5.250%		368		6,812
Home Ownership Funding Corporation	13.331%		6		1,119	C,D
Home Ownership Funding Corporation II	13.338%		5		1,004	C,D

Total Preferred Stocks (Identified Cost — $19,963)					13,014

Total Long-Term Securities (Identified Cost — $5,368,248)					5,272,989

Investment of Collateral From Securities Lending — 15.8%
State Street Navigator Securities Lending Prime Portfolio			779,607	shs	779,607

Total Investment of Collateral From Securities Lending (Identified Cost — $779,607)

	Rate	Maturity Date	Par/Shares		Value
Short-Term Securities — 26.9%

Corporate Bonds and Notes — 1.0%
Tribune Company	0.000%	7/21/06	$50,000		49,848

U.S. Government and Agency Obligations — 22.9%
Fannie Mae	0.000%	7/5/06	1,100,000		1,099,389	B
Fannie Mae	0.000%	9/25/06	29,300		28,951	B,L

Total U.S. Government and Agency Obligations					1,128,340

Yankee BondsH — 0.1%
Government of Canada	4.780%	9/20/06	5,640		5,578

Options Purchased — 0.1%
Eurodollar Futures Call, January 2006, Strike Price $94.50			2,305	M	634
Eurodollar Futures Call, October 2006, Strike Price $94.00			2,858	M	3,001
Eurodollar Futures Call, October 2006, Strike Price $94.50			2,214	M	332
Goldman Sachs Swaption Call, August 2006, Strike Price $5.07			74,900,000	M	5
Goldman Sachs Swaption Call, December 2006, Strike Price $4.848			260,550,000	M	140
U.S. Treasury Bond Futures Call, September 2006, Strike Price $108.00			137	M	81

Total Options Purchased					4,193

Repurchase Agreements — 2.8%
Goldman, Sachs & Company
5.21%, dated 6/30/06, to be repurchased at $138,023 on 7/3/06 (Collateral: $131,530 Freddie Mac notes, 6.875%, due 9/15/10, value $140,737)			137,963		137,963

Total Short-Term Securities (Identified Cost — $1,338,173)					1,325,922

Total Investments — 149.9% (Identified Cost — $7,486,028)					7,378,518
Obligation to Return Collateral for Securities Loaned — (15.8)%					(779,607)
Other Assets Less Liabilities — (34.1)%					(1,676,988)

Net Assets — 100.0%					$4,921,923

Net Asset Value Per Share:
Institutional Class					$10.90

Financial Intermediary Class					$10.90

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts Purchased
Eurodollar Futures	September 2006	2,623	$(2,145)
Eurodollar Futures	December 2006	539	(839)
Eurodollar Futures	March 2006	341	(303)
U.S. Treasury Bond Futures	September 2006	1,354	(755)
U.S. Treasury Note Futures	September 2006	2,168	(698)

			$(4,740)

Futures Contracts Written
U.S. Treasury Note Futures	September 2006	260	$(147)

Options Written
Eurodollar Futures Call, Strike Price $94.75	September 2006	2,398	$454
Eurodollar Futures Call, Strike Price $94.875	September 2006	561	90
Eurodollar Futures Call, Strike Price $95.00	September 2006	2,723	559
Eurodollar Futures Call, Strike Price $95.25	September 2006	392	57
Eurodollar Futures Call, Strike Price $95.50	September 2006	1,290	419
Eurodollar Futures Put, Strike Price $94.50	September 2006	250	(57)
Eurodollar Futures Put, Strike Price $94.625	September 2006	588	(187)
Goldman Sach Swaption Futures Call, Strike Price $4.946	December 2006	121,155,750	2,419
U.S. Treasury Bond Futures Call, Strike Price $109.00	August 2006	348	205
U.S. Treasury Bond Futures Call, Strike Price $111.00	August 2006	707	458
U.S. Treasury Bond Futures Call, Strike Price $113.00	August 2006	342	359
U.S. Treasury Bond Futures Put, Strike Price $100.00	December 2006	861	178
U.S. Treasury Bond Futures Put, Strike Price $104.00	September 2006	433	158
U.S. Treasury Bond Futures Put, Strike Price $105.00	September 2006	532	54
U.S. Treasury Bond Futures Put, Strike Price $108.00	September 2006	249	(118)
U.S. Treasury Note Futures Call, Strike Price $104.50	August 2006	985	248
U.S. Treasury Note Futures Call, Strike Price $105.00	August 2006	546	105
U.S. Treasury Note Futures Call, Strike Price $105.00	November 2006	280	(15)
U.S. Treasury Note Futures Call, Strike Price $105.50	August 2006	83	14
U.S. Treasury Note Futures Call, Strike Price $106.00	July 2006	171	42
U.S. Treasury Note Futures Call, Strike Price $106.00	August 2006	252	85
U.S. Treasury Note Futures Call, Strike Price $107.00	August 2006	2,079	821
U.S. Treasury Note Futures Call, Strike Price $107.00	November 2006	315	(8)
U.S. Treasury Note Futures Call, Strike Price $108.00	August 2006	2,230	754
U.S. Treasury Note Futures Call, Strike Price $109.00	August 2006	374	146
U.S. Treasury Note Futures Call, Strike Price $109.00	November 2006	257	59
U.S. Treasury Note Futures Call, Strike Price $110.00	September 2006	440	244
U.S. Treasury Note Futures Put, Strike Price $103.50	August 2006	174	(24)

			$7,519

A	All or a portion of this security is on loan.
B	Zero Coupon Bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
C	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 3.5% of net assets.
D	Stepped Coupon Security — A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
E	Indexed Security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), or the Eleventh District Cost of Funds Index (“COFI”) rate. The coupon rates are the rates as of June 30, 2006.
F	Convertible Security — The security may be converted into the issuer’s common stock.
G	Securities with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
H	Yankee Bond — A dollar-denominated bond issued in the U.S. by foreign entities.
I	The coupon rates shown on variable rate securities are the rates at June 30, 2006. These rates vary with the weighted average coupon of the underlying loans.
J	Treasury Inflation-Protected Security — A security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index of All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
K	When-issued Security — A security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
L	All or a portion of this security is pledged as collateral to cover futures contracts.
M	Par represents actual number of contracts.

N.M. - Not meaningful.

Portfolio of Investments

June 30, 2006 (Unaudited)

(Amounts in Thousands)

Western Asset Core Plus Bond Portfolio

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — 109.5%
Corporate Bonds and Notes — 17.5%
Aerospace/Defense — 0.1%
L-3 Communications Corp.	7.625%	6/15/12	$852	$865
Lockheed Martin Corporation	7.650%	5/1/16	945	1,061
Lockheed Martin Corporation	8.500%	12/1/29	20	25
Northrop Grumman Corporation	4.079%	11/16/06	3,580	3,560
Raytheon Company	6.750%	8/15/07	15	15
Raytheon Company	6.000%	12/15/10	41	41
Raytheon Company	5.500%	11/15/12	75	73
Raytheon Company	5.375%	4/1/13	875	850	A

				6,490

Apparel — N.M.
Oxford Industries, Inc.	8.875%	6/1/11	800	800
Russell Corporation	9.250%	5/1/10	130	136	A

				936

Auto Trucks and Parts — N.M.
Visteon Corporation	8.250%	8/1/10	2,050	1,917	A

Automotive — 0.9%
Ford Motor Company	7.450%	7/16/31	42,400	30,634	A
General Motors Corporation	8.250%	7/15/23	8,000	6,300	A
General Motors Corporation	8.375%	7/15/33	39,180	31,540	A

				68,474

Banking and Finance — 3.8%
American Honda Finance Corporation	5.244%	5/12/08	28,000	28,022	B,C
Boeing Capital Corporation	5.800%	1/15/13	2,030	2,034	A
Countrywide Financial Corporation	5.210%	11/3/06	15,000	14,998	B
Countrywide Financial Corporation	5.560%	6/27/07	16,400	16,397	B
Countrywide Home Loans, Inc.	5.380%	8/25/06	2,500	2,500	B
Countrywide Home Loans, Inc.	5.380%	2/27/08	25,000	25,002	B
Ford Motor Credit Company	7.375%	10/28/09	45,920	42,455
Ford Motor Credit Company	7.875%	6/15/10	3,560	3,284
Ford Motor Credit Company	7.375%	2/1/11	19,135	17,134
Ford Motor Credit Company	10.486%	6/15/11	5,685	5,704	A,B,C
Ford Motor Credit Company	7.250%	10/25/11	14,030	12,446
General Motors Acceptance Corporation	6.311%	11/30/07	4,570	4,403
General Motors Acceptance Corporation	8.000%	11/1/31	4,000	3,845	A
HSBC Finance Corporation	7.200%	7/15/06	3,750	3,751
HSBC Finance Corporation	5.200%	5/10/07	18,100	18,107	B
HSBC Finance Corporation	6.400%	6/17/08	20	20
HSBC Finance Corporation	6.500%	11/15/08	40	41
HSBC Finance Corporation	8.000%	7/15/10	70	76
HSBC Finance Corporation	6.375%	8/1/10	1,000	1,021
HSBC Finance Corporation	7.000%	5/15/12	160	168
HSBC Finance Corporation	6.375%	11/27/12	520	533
John Deere Capital Corporation	7.000%	3/15/12	80	84
SB Treasury Company LLC	9.400%	12/29/49	360	382	C,D
SLM Corporation	5.325%	4/1/09	11,220	10,776	B
SLM Corporation	5.170%	4/11/12	40,000	40,000	B,C
Toyota Motor Credit Corporation	5.177%	4/19/07	32,000	31,997	B
Wachovia Capital Trust III	5.800%	3/15/42	9,420	9,141	D

				294,321

Banks — 1.4%
Bank of America Corporation	7.400%	1/15/11	3,090	3,288
Bank One Corporation	4.125%	9/1/07	2,780	2,727
Bank One Corporation	7.875%	8/1/10	150	161
Bank One Corporation	5.900%	11/15/11	2,000	2,007
Firstar Bank NA	7.125%	12/1/09	350	365
Royal Bank of Scotland/ New York	5.049%	7/5/06	21,900	21,900	B
Royal Bank of Scotland/ New York	5.021%	9/14/07	50,000	49,976
Wachovia Bank NA	5.363%	5/22/07	31,000	30,994	B

				111,418

Cable — 0.3%
Comcast Cable Communications, Inc.	6.750%	1/30/11	680	702
Comcast Corporation	6.500%	1/15/15	1,690	1,703	A
Comcast Corporation	7.050%	3/15/33	6,530	6,625
Comcast MO of Delaware Inc.	9.000%	9/1/08	1,060	1,126
Cox Communications, Inc.	7.875%	8/15/09	7,680	8,069
CSC Holdings Inc.	7.250%	4/15/12	500	483	C
CSC Holdings Inc.	7.875%	2/15/18	260	259
CSC Holdings Inc.	7.625%	7/15/18	568	562
DIRECTV Holdings LLC	6.375%	6/15/15	2,450	2,260
EchoStar DBS Corporation	6.625%	10/1/14	805	757

				22,546

Casino Resorts — 0.1%
Caesars Entertainment Inc.	8.125%	5/15/11	733	772
Inn of The Mountain Gods Resort and Casino	12.000%	11/15/10	1,070	1,137
Mandalay Resort Group	9.500%	8/1/08	80	85
MGM MIRAGE	6.750%	9/1/12	815	784
MGM MIRAGE	6.625%	7/15/15	2,240	2,089
Premier Entertainment Biloxi LLC	10.750%	2/1/12	810	836

				5,703

Chemicals — N.M.
IMC Global Inc.	11.250%	6/1/11	132	139
IMC Global Inc.	10.875%	8/1/13	460	512
MacDermid, Incorporated	9.125%	7/15/11	1,067	1,115
Westlake Chemical Corporation	6.625%	1/15/16	1,255	1,159

				2,925

Computer Services and Systems — 0.6%
Electronic Data Systems Corporation	7.125%	10/15/09	19,905	20,557
International Business Machines Corporation	5.490%	6/28/07	25,500	25,514	B
International Business Machines Corporation	4.750%	11/29/12	40	38
Sungard Data Systems Incorporated	9.125%	8/15/13	1,640	1,701	C

				47,810

Containers and Packaging — N.M.
Horizon Lines, LLC	9.000%	11/1/12	855	868

Diversified Financial Services — 0.9%
Aig-Fp Matched Funding	5.198%	12/17/07	32,700	32,697	B,C
American General Finance Corporation (AGFC)	5.610%	6/27/08	18,300	18,333	B
CIT Group Inc.	5.750%	9/25/07	80	80
Citigroup Inc.	5.000%	3/6/07	500	498	A
Citigroup Inc.	5.125%	2/14/11	2,790	2,725	A
Citigroup Inc.	5.000%	9/15/14	150	140
General Electric Capital Corporation	5.450%	1/15/13	225	221
Mizuho Preferred Capital Corp. LLC	8.790%	12/29/49	3,380	3,552	C,D
U.S. Bancorp	3.125%	3/15/08	8,290	7,963
Wells Fargo & Company	5.000%	11/15/14	2,750	2,588

				68,797

Electric — 1.8%
Dominion Resources, Inc.	4.125%	2/15/08	2,000	1,950
Dominion Resources, Inc.	5.125%	12/15/09	1,260	1,229
Dominion Resources, Inc.	4.750%	12/15/10	1,010	964
Dominion Resources, Inc.	5.700%	9/17/12	3,335	3,263	A
FirstEnergy Corp.	5.500%	11/15/06	15,580	15,561
FirstEnergy Corp.	6.450%	11/15/11	1,640	1,669
FirstEnergy Corp.	7.375%	11/15/31	15,140	16,243
General Electric Company	5.000%	2/1/13	8,205	7,859
Niagara Mohawk Power Corporation	7.750%	10/1/08	500	520
The AES Corporation	8.750%	5/15/13	18,838	20,157	C
The AES Corporation	7.750%	3/1/14	63,005	63,320	A
The AES Corporation	9.000%	5/15/15	7,700	8,277	C
The Cleveland Electric Illuminating Company	5.650%	12/15/13	1,495	1,449
The Detroit Edison Company	5.200%	10/15/12	10	10
TXU Electric Delivery Company	6.375%	1/15/15	375	376

				142,847

Energy — 0.4%
Duke Energy Corporation	6.250%	1/15/12	620	631
Duke Energy Corporation	5.625%	11/30/12	1,420	1,403	A
Exelon Corporation	5.625%	6/15/35	7,510	6,588
MidAmerican Energy Holdings Company	5.875%	10/1/12	30	30
Pacific Gas and Electric Company	6.050%	3/1/34	590	557
Peabody Energy Corporation	6.875%	3/15/13	860	845
Peabody Energy Corporation	5.875%	4/15/16	880	805
Progress Energy, Inc.	7.100%	3/1/11	110	115
TXU Corp.	4.800%	11/15/09	7,760	7,382
TXU Corp.	5.550%	11/15/14	310	281
TXU Corp.	6.550%	11/15/34	13,325	11,706
TXU Energy Co.	7.000%	3/15/13	10	10

				30,353

Environmental Services — 0.5%
Waste Management, Inc.	7.000%	10/15/06	5,330	5,348
Waste Management, Inc.	7.125%	10/1/07	10,940	11,094
Waste Management, Inc.	6.500%	11/15/08	4,340	4,408
Waste Management, Inc.	6.875%	5/15/09	8,000	8,226
Waste Management, Inc.	7.375%	8/1/10	6,055	6,387
Waste Management, Inc.	7.125%	12/15/17	500	533
Waste Management, Inc.	7.000%	7/15/28	3,010	3,120
Waste Management, Inc.	7.375%	5/15/29	80	87
Waste Management, Inc.	7.750%	5/15/32	750	846

				40,049

Food, Beverage and Tobacco — 0.2%
Altria Group, Inc.	7.000%	11/4/13	4,905	5,175
Altria Group, Inc.	7.750%	1/15/27	5,000	5,610	A
Reynolds American Inc.	7.875%	5/15/09	730	745	C
Sara Lee Corporation	6.250%	9/15/11	30	30
Sara Lee Corporation	3.875%	6/15/13	20	17

				11,577

Funeral Parlors and Cemeteries — N.M.
Service Corporation International	8.000%	6/15/17	1,510	1,412	C

Gaming — N.M.
Mohegan Tribal Gaming Authority	8.000%	4/1/12	245	249	A
River Rock Entertainment Authority	9.750%	11/1/11	220	232

				481

Gas and Pipeline Utilities — 0.4%
Dynegy Holdings Inc.	8.750%	2/15/12	5,890	5,978
Southern Natural Gas Company	8.000%	3/1/32	8,940	9,238
The Williams Companies, Inc.	7.750%	6/15/31	530	522	A
The Williams Companies, Inc.	8.750%	3/15/32	10,130	11,016

				26,754

Health Care — 0.6%
Tenet Healthcare Corporation	6.375%	12/1/11	2,500	2,231	A
Tenet Healthcare Corporation	7.375%	2/1/13	6,222	5,678	A
Tenet Healthcare Corporation	9.875%	7/1/14	27,435	27,435	A
Tenet Healthcare Corporation	9.500%	2/1/15	12,430	12,212	C

				47,556

Homebuilding — N.M.
Beazer Homes USA, Inc.	8.375%	4/15/12	210	210

Insurance — N.M.
Loews Corporation	8.875%	4/15/11	90	100

Investment Banking/Brokerage — 1.5%
E* TRADE Financial Corporation	7.375%	9/15/13	590	590
J.P. Morgan Capital Trust II	7.950%	2/1/27	20	21
J.P. Morgan Chase & Co.	6.000%	2/15/09	10	10
J.P. Morgan Chase & Co.	5.750%	1/2/13	4,430	4,385
JPMorgan Chase & Co.	5.600%	6/1/11	140	139
Lehman Brothers Holdings Inc.	5.197%	6/26/07	28,000	27,986	B
Lehman Brothers Holdings Inc.	4.000%	1/22/08	6,840	6,661
Lehman Brothers Holdings Inc.	7.000%	2/1/08	160	163
Merrill Lynch & Co., Inc.	5.183%	5/29/07	16,700	16,691	B
Merrill Lynch & Co., Inc.	3.375%	9/14/07	3,130	3,055
Merrill Lynch & Co., Inc.	3.125%	7/15/08	3,115	2,964
Merrill Lynch & Co., Inc.	5.279%	8/22/08	42,800	42,808	B
Merrill Lynch & Co., Inc.	6.375%	10/15/08	2,670	2,708
Morgan Stanley	5.358%	11/24/06	1,600	1,601	B
Morgan Stanley	3.625%	4/1/08	90	87
Morgan Stanley	5.300%	3/1/13	4,090	3,956
The Goldman Sachs Group, Inc.	6.600%	1/15/12	2,810	2,900
The Goldman Sachs Group, Inc.	4.750%	7/15/13	1,420	1,321

				118,046

Investment Management — N.M.
Dryden Investor Trust	7.157%	7/23/08	1,006	1,016

Lodging/Hotels — N.M.
Host Marriott LP	6.750%	6/1/16	2,055	1,960	C
Starwood Hotels & Resorts Worldwide, Inc.	7.375%	5/1/07	890	896

				2,856

Machinery — N.M.
Terex Corporation	7.375%	1/15/14	1,734	1,725

Manufacturing (Diversified) — N.M.
American Achievement Corp.	8.250%	4/1/12	250	246
Jacuzzi Brands Incorporated	9.625%	7/1/10	200	211
Procter & Gamble Company	8.500%	8/10/09	90	98
The Gillette Company	2.500%	6/1/08	160	151

				706

Media — 0.5%
Clear Channel Communications, Inc.	4.625%	1/15/08	165	162
Clear Channel Communications, Inc.	4.250%	5/15/09	2,760	2,617
Clear Channel Communications, Inc.	5.500%	9/15/14	8,050	7,288
Lamar Media Corporation	7.250%	1/1/13	1,459	1,426
Liberty Media Corporation	5.700%	5/15/13	535	486
Liberty Media Corporation	3.750%	2/15/30	170	96	E
News America, Inc.	6.200%	12/15/34	1,300	1,180
News America, Inc.	6.750%	1/9/38	200	203
Quebecor Media Inc.	7.750%	3/15/16	550	539	C
Readers Digest Association, Inc.	6.500%	3/1/11	460	444
Sinclair Broadcast Group, Inc.	8.000%	3/15/12	360	365
Time Warner Inc.	6.875%	5/1/12	5,850	6,046
Time Warner Inc.	7.625%	4/15/31	440	474
Time Warner Inc.	7.700%	5/1/32	14,180	15,411
Viacom Inc.	5.625%	8/15/12	1,350	1,319

				38,056

Medical Care Facilities — 0.2%
DaVita, Inc.	7.250%	3/15/15	1,270	1,219
HCA, Inc.	8.750%	9/1/10	256	270
HCA, Inc.	6.300%	10/1/12	3	3
HCA, Inc.	5.750%	3/15/14	150	134
HCA, Inc.	7.690%	6/15/25	723	683
HCA, Inc.	7.500%	11/6/33	14,640	13,381
Health Care REIT, Inc.	8.000%	9/12/12	128	138

				15,828

Medical Products — N.M.
Fresenius Medical Care Capital Trust II	7.875%	2/1/08	938	952	F
Fresenius Medical Care Capital Trust IV	7.875%	6/15/11	681	688

				1,640

Oil and Gas — 1.2%
Amerada Hess Corporation	7.300%	8/15/31	14,515	15,382
Amerigas Partners, L.P.	7.250%	5/20/15	990	936
Chesapeake Energy Corporation	7.625%	7/15/13	195	196
Chesapeake Energy Corporation	6.250%	1/15/18	1,970	1,798
Conoco Inc.	6.950%	4/15/29	9,093	9,895
ConocoPhillips	8.750%	5/25/10	3,100	3,426
ConocoPhillips	4.750%	10/15/12	2,590	2,463
ConocoPhillips	5.900%	10/15/32	10	10	A
Devon Energy Corporation	7.950%	4/15/32	5,035	5,802
El Paso Corporation	7.800%	8/1/31	8,230	7,993	A
El Paso Corporation	7.750%	1/15/32	9,560	9,309	A
El Paso Natural Gas Company	8.375%	6/15/32	1,310	1,393
Hess Corporation	7.875%	10/1/29	2,280	2,544
Kerr-McGee Corporation	6.875%	9/15/11	800	827
Kerr-McGee Corporation	7.875%	9/15/31	8,000	9,030
Pacific Energy Partners	7.125%	6/15/14	630	636
Pemex Project Funding Master Trust	6.625%	6/15/35	14,385	13,018	C
Plains Exploration & Production Company	7.125%	6/15/14	1,010	995	A
Pogo Producing Company	6.875%	10/1/17	850	787
Pride International, Inc.	7.375%	7/15/14	1,440	1,447
Seariver Maritime Inc.	0.000%	9/1/12	70	49	G
Suburban Propane Partners LP	6.875%	12/15/13	1,990	1,861
Vintage Petroleum, Inc.	8.250%	5/1/12	661	699
XTO Energy, Inc.	7.500%	4/15/12	691	735
XTO Energy, Inc.	6.250%	4/15/13	2,317	2,318

				93,549

Paper and Forest Products — 0.1%
Georgia-Pacific Corp.	8.125%	5/15/11	9	9
Georgia-Pacific Corp.	7.700%	6/15/15	176	168
Weyerhaeuser Company	6.750%	3/15/12	4,635	4,735

				4,912

Pharmaceuticals — 0.1%
AmerisourceBergen Corporation	5.875%	9/15/15	1,720	1,621	C
Bristol-Myers Squibb Company	5.750%	10/1/11	8,840	8,816
Omnicare, Inc.	6.875%	12/15/15	709	674

				11,111

Photo Equipment and Supplies — 0.4%
Eastman Kodak Company	3.625%	5/15/08	1,430	1,352	A
Eastman Kodak Company	7.250%	11/15/13	21,284	20,498
Eastman Kodak Company	3.375%	10/15/33	5,190	5,028

				26,878

Real Estate — 0.1%
Forest City Enterprises, Inc.	7.625%	6/1/15	360	363
Forest City Enterprises, Inc.	6.500%	2/1/17	597	558
Ventas, Inc.	8.750%	5/1/09	770	808
Ventas, Inc.	9.000%	5/1/12	440	482
Ventas, Inc.	6.625%	10/15/14	50	49
Ventas, Inc.	6.750%	6/1/10	800	792
Ventas, Inc.	7.125%	6/1/15	800	800

				3,852

Rental and Lease Services — N.M.
Hertz Corporation	8.875%	1/1/14	1,435	1,471	C

Retail — 0.1%
J.C. Penney Company, Inc.	7.400%	4/1/37	690	723
Target Corporation	4.000%	6/15/13	5,340	4,834	A
Wal-Mart Stores, Inc.	4.125%	2/15/11	3,160	2,969	A

				8,526

Special Purpose — 1.0%
AAC Group Holding Corp.	10.250%	10/1/12	770	601	D
Air 2 US Series A	8.027%	10/1/19	4,029	4,039	C
ASIF Global Financing XIX	4.900%	1/17/13	3,980	3,772	C
DaimlerChrysler North America Holding Corporation	4.050%	6/4/08	610	590
DaimlerChrysler North America Holding Corporation	7.200%	9/1/09	620	639
DaimlerChrysler North America Holding Corporation	5.875%	3/15/11	500	492
DaimlerChrysler North America Holding Corporation	7.300%	1/15/12	3,315	3,450
DaimlerChrysler North America Holding Corporation	6.500%	11/15/13	1,290	1,289
Di Finance Corporation	9.500%	2/15/13	1,004	1,044
Entercom Capital Inc.	7.625%	3/1/14	565	564
Hexion U.S. Finance Corp./ Hexion Nova Scotia Finance, ULC	9.000%	7/15/14	790	800
ILFC E-Capital Trust I	5.900%	12/21/65	7,080	6,902	A
Patrons’ Legacy 2003 IV	5.775%	1/23/17	7,900	7,750	C
Philip Morris Capital Corporation	7.500%	7/16/09	190	196
Rabobank Capital Funding Trust II	5.260%	12/31/49	590	553	C,D
Rabobank Capital Funding Trust III	5.254%	12/29/49	4,140	3,793	C,D
Sprint Capital Corporation	4.780%	8/17/06	4,725	4,720	D
Sprint Capital Corporation	6.000%	1/15/07	16,370	16,392
Sprint Capital Corporation	6.125%	11/15/08	130	131
Sprint Capital Corporation	8.375%	3/15/12	13,945	15,408
TCI Communications Financing III	9.650%	3/31/27	1,480	1,578
Texaco Capital Inc.	5.500%	1/15/09	1,600	1,603
UGS Corporation	10.000%	6/1/12	400	430
Unilever Capital Corporation	7.125%	11/1/10	1,450	1,522
Verizon Global Funding Corp.	7.375%	9/1/12	5	5

				78,263

Telecommunications — 0.2%
AT&T Inc.	5.100%	9/15/14	8,630	8,006
BellSouth Corporation	4.750%	11/15/12	640	593
Cincinnati Bell Inc	7.000%	2/15/15	2,257	2,127
Citizens Communications Company	9.250%	5/15/11	530	570
Windstream Corporation	8.625%	8/1/16	875	895	C

				12,191

Telecommunications (Cellular/Wireless) — N.M.
Nextel Communications, Inc.	5.950%	3/15/14	493	474
Nextel Communications, Inc.	7.375%	8/1/15	1,980	2,015

				2,489

Transportation — 0.1%
Continental Airlines, Inc.	6.545%	8/2/20	4,255	4,214
Delta Air Lines, Inc.	6.619%	9/18/12	1,386	1,392
Norfolk Southern Corporation	6.200%	4/15/09	20	20
United Air Lines, Inc.	6.602%	9/1/13	2,139	2,147

				7,773

Total Corporate Bonds and Notes (Identified Cost — $1,394,514)				1,364,432

Asset-Backed Securities — 1.7%
Fixed Rate Securities — 0.2%
Bay View Auto Trust 2003-LJ1	3.440%	4/25/12	221	215
Conseco Finance Securitizations Corp. 2000-4	8.310%	5/1/32	2,200	1,785
Conseco Finance Securitizations Corp. 2000-6	6.770%	9/1/32	40	40
Contimortgage Home Equity Loan Trust 1997-4	7.330%	10/15/28	1,342	1,122
Green Tree Financial Corporation 1992-2	9.150%	1/15/18	289	250
Green Tree Financial Corporation 1993-2	8.000%	7/15/18	820	790
Green Tree Financial Corporation 1996-5	8.100%	7/15/27	4,187	627
Green Tree Home Improvement Loan Trust 1996-A	7.400%	2/15/26	505	436
Green Tree Home Improvement Loan Trust 1997-D	7.450%	9/15/28	128	128
Lehman ABS Manufactured Housing Contract 2001-B A3	4.350%	5/15/14	4,140	3,891
Lehman ABS Manufactured Housing Contract 2001-B A6	6.467%	8/15/28	3,112	3,124
Pegasus Aviation Lease Securitization 2000-1	8.370%	3/25/30	2,500	1,553	C
Residential Asset Mortgage Products, Inc. 2004-SL4	7.500%	7/25/32	2,564	2,615
UCFC Home Equity Loan Trust 1998-C	5.935%	1/15/30	26	25
Vanderbilt Mortgage Finance 1996-A	8.150%	5/7/26	492	498
Vanderbilt Mortgage Finance 1997-B	8.155%	10/7/26	247	253
Vanderbilt Mortgage Finance 1997-C	7.830%	8/7/27	500	514

				17,866

Indexed Securities B — 1.4%
AAA Trust 2005-2	5.423%	11/26/35	2,262	2,264	C
AFC Home Equity Loan Trust 2002-2	5.622%	6/25/30	682	684
Asset Backed Securities Corporation Home Equity Loan Trust 2001 HE3	5.739%	11/15/31	524	524
Bayview Financial Acquisition Trust 2003-G	5.941%	1/28/39	3,300	3,310
Bear Stearns Asset Backed Securities Series 2005-CL1	5.823%	9/25/34	16,167	16,196
Bear Stearns Asset Backed Securities, Inc. 2005-AQ2	5.483%	9/25/35	13,538	13,540
CDC Mortgage Capital Trust 2002-HE1	5.633%	1/25/33	848	849
Citibank Credit Card Issuance Trust 2002-C1	6.150%	2/9/09	2,040	2,049
Conseco Finance 2000-C	5.569%	12/15/29	64	65
Countrywide Asset-Backed Certificates 2002-BC1	5.983%	4/25/32	282	282
Countrywide Asset-Backed Certificates 2003-1	5.662%	6/25/33	470	471
Countrywide Asset-Backed Certificates 2003-BC3	5.633%	9/25/33	637	638
Countrywide Asset-Backed Certificates 2004-15	4.614%	12/25/32	11,882	11,698
Countrywide Home Equity Loan Trust 2002-F	5.549%	11/15/28	1,257	1,265
Credit Suisse First Boston Mortgage Securities Corp. 2005-AGE1	5.463%	2/25/32	16,148	16,151
Fannie Mae Grantor Trust 2002-T15	5.523%	11/26/32	1,728	1,728
Fannie Mae Grantor Trust 2005-T2	5.221%	11/28/35	6,655	6,654
Fleet Home Equity Loan Trust 2003-1	5.517%	1/20/33	7,463	7,472
Greenpoint Mortgage Funding Trust 2005-HE1	5.722%	9/25/34	1,200	1,205
IndyMac Home Equity Loan Asset-Backed Trust 2001-A	5.582%	3/25/31	157	159
Option One Mortgage Loan Trust 2003-1	5.742%	2/25/33	17	17
Popular ABA Morgage Pass-Through Trust 2005-A	5.423%	6/25/35	3,190	3,191
Provident Bank Home Equity Loan Trust 2000-2	5.593%	8/25/31	470	471
Renaissance Home Equity Loan Trust 2005-1	5.653%	5/25/35	3,000	3,014
Residential Asset Mortgage Products, Inc. 2003-RS4	5.653%	5/25/33	2,201	2,224
Residential Funding Mortgage Secs II 2003-HS3	5.613%	8/25/33	59	59
Salomon Brothers Mortgage Securities VII 2002-CIT1	5.622%	3/25/32	1,284	1,287
Southern Pacific Secured Assets Corporation 1998-2	5.662%	7/25/29	36	36
Vanderbilt Mortgage Finance 1999-D	8.380%	1/7/30	4,100	4,397
Wachovia Asset Securitization, Inc. 2002-HE1	5.693%	9/27/32	1,837	1,841
Wachovia Asset Securitization, Inc. 2002-HE2	5.753%	12/25/32	142	142
Wachovia Asset Securitization, Inc. 2003-HE1	5.613%	3/25/33	64	64

				103,947

Stripped Securities — N.M.
Diversified REIT Trust 2001-1	0.698%	3/8/10	14,234	302	C,H1
Oakwood Mortgage Investors Inc. 2001-E	6.000%	11/15/09	5,588	823	H1

				1,125

Variable Rate Securities I — 0.1%
Origen Manufactured Housing Contract Trust Collateralized Notes, Series 2005-B	5.910%	1/15/37	4,797	4,585
Origen Manufactured Housing Contract Trust Collateralized Notes, Series 2005-B	5.990%	1/15/37	1,500	1,437
Origen Manufactured Housing Contract Trust Collateralized Notes, Series 2005-B	6.480%	1/15/37	2,100	2,042

				8,064

Total Asset-Backed Securities (Identified Cost — $132,226)				131,002

Mortgage-Backed Securities — 17.9%
Fixed Rate Securities — 2.1%
Asset Securitization Corporation 1996-D2	6.920%	2/14/29	869	871
Banc of America Commercial Mortgage Inc. 2005-5	5.115%	10/10/45	7,630	7,214
Banc of America Funding Corporation 2003-1	6.000%	5/20/33	662	648
Bank One Issuance Trust 2003-C1 C1	4.540%	9/15/10	470	461
Blackrock Capital Finance L.P. 1997-R3	7.220%	11/25/28	42	42	C
Commercial Mortgage Pass-Through Certificates, Series 2001-J1A A2	6.457%	2/16/34	194	198	C
Criimi Mae Commercial Mortgage Trust 1998-C1	7.000%	6/2/33	433	435	C
CS First Boston Mortgage Securities Corp. 1998-C1 A1B	6.480%	5/17/40	187	189
GE Capital Commercial Mortgage Corporation 2005-C4	5.511%	11/10/45	15,020	14,496
GMAC Commercial Mortgage Securities Inc. 1998-C1	6.700%	5/15/30	7,865	7,970
GMAC Commercial Mortgage Securities Inc. 1999-C2	6.945%	9/15/33	340	350
GS Mortgage Securities Corporation II 1998-C1	6.620%	10/18/30	4,857	4,921
GS Mortgage Securities Corporation II 2005-GG4	4.680%	7/10/39	18,650	17,579
IndyMac INDX Mortgage Loan Trust 2005-AR15	5.099%	9/25/35	13,437	12,719
J.P. Morgan Chase Commercial Mortgage Securities Corp., 2006-CB15	5.814%	6/12/43	2,370	2,352
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12	4.895%	9/12/37	3,000	2,794
J.P. Morgan Commercial Mortgage Finance Corporation 1999-C8	7.400%	7/15/31	1,837	1,901
LB-UBS Commercial Mortgage Trust 2000-C3 A2	7.950%	5/15/25	100	107
LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739%	7/15/30	8,640	7,969
LB-UBS Commercial Mortgage Trust 2005-C3 AAB	4.664%	7/15/30	4,100	3,853
MASTR Reperforming Loan Trust 2005-1	6.000%	8/25/34	7,302	7,232	C
MASTR Reperforming Loan Trust 2005-1	7.000%	8/25/34	11,045	11,219	C
Merrill Lynch Mortgage Investors, Inc. Series 2005-SD1 A2	5.666%	5/25/46	1,200	1,176
Merrill Lynch Mortgage Trust 2005-MCP1	4.747%	6/12/43	15,240	14,043
Morgan Stanley Capital I 2005-HQ6	4.989%	8/13/42	21,070	19,777
Prime Mortgage Trust 2005-2 2A1	7.596%	10/25/32	1,083	1,106
Residential Asset Mortgage Products, Inc. 2004-SL2 A4	8.500%	10/25/31	368	381
Residential Asset Mortgage Products, Inc. 2005-SL2	7.500%	3/25/32	18,351	18,565
Residential Asset Securitization Trust 2003-A14	4.750%	2/25/19	3,410	3,210
Structured Asset Securities Corporation 1996-CFL	7.750%	2/25/28	446	448
Thornburg Mortgage Securities Trust 2004-1	2.656%	3/25/44	1,030	1,001
WEF Issuer LLC Series 2006-A	5.190%	12/15/14	1,473	1,458	C

				166,685

Indexed Securities B — 14.3%
American Home Mortgage Investment Trust 2005-4	5.613%	11/25/45	30,796	30,909
Citigroup Mortgage Loan Trust 2005-HE2	5.722%	5/25/35	23,880	23,916	C
Citigroup Mortgage Loan Trust 2005-1A5	5.495%	8/25/35	388	383
Countrywide Alternative Loan Trust 2005-38	5.673%	9/25/35	39,938	40,168
Countrywide Alternative Loan Trust 2005-44 1A1	5.653%	10/25/35	53,597	53,725
Countrywide Alternative Loan Trust 2005-44 2A1	5.633%	10/25/35	31,983	32,020
Countrywide Alternative Loan Trust 2005-56 3A1	5.613%	11/25/35	38,876	39,006
Countrywide Alternative Loan Trust 2005-56 4A1	5.633%	11/25/35	12,864	12,906
Countrywide Alternative Loan Trust 2005-H 2A	5.439%	12/25/35	4,780	4,787
Countrywide Alternative Loan Trust 2005-J12	5.593%	11/25/35	1,728	1,732
Countrywide Home Loans 2005-9 1A1	5.622%	5/25/35	19,317	19,406
DSLA Mortgage Loan Trust 2006-AR1 1A1A	5.063%	4/19/36	2,966	2,965
DSLA Mortgage Loan Trust 2006-AR1 1A1B	5.063%	4/19/36	2,966	2,965
Government National Mortgage Association 2001-36	5.667%	8/20/31	4	4
Greenpoint Mortgage Funding Trust 2006-AR3	5.553%	9/25/35	2,941	2,943
GSMPS Mortgage Loan Trust 2005-RP2	5.673%	3/25/35	30,745	30,868	C
GSMPS Mortgage Loan Trust 2005-RP3	5.673%	9/25/35	46,490	46,567
Harborview Mortgage Loan Trust 2005-3	5.492%	6/19/35	38,768	38,849
Harborview Mortgage Loan Trust 2005-7	5.474%	6/19/45	15,013	15,076
Harborview Mortgage Loan Trust 2006-2	5.447%	2/25/36	9,439	9,363
Impac CMB Trust 2003-4 1A1	5.642%	10/25/33	508	508
Impac CMB Trust 2003-5 A1	5.653%	8/25/33	671	671
Impac CMB Trust 2003-7	5.963%	8/25/33	1,464	1,464
Lehman XS Trust 2005-5N	5.622%	11/25/35	47,319	47,463
Lehman XS Trust 2006-GP2	5.393%	6/25/46	1,096	1,097
Medallion Trust 2000-2G	5.596%	12/18/31	419	420
MLCC Mortgage Investors, Inc. 2003-B	5.662%	4/25/28	7,103	7,136
MSDWCC Heloc Trust 2005-1	5.512%	7/25/17	3,913	3,915
Nomura Asset Acceptance Corporation Series 2005-AP3	5.452%	8/25/35	20,070	20,078
Residential Accredit Loans, Inc. 2005-Q03	5.722%	10/25/45	3,653	3,664
Sequoia Mortgage Trust 4	5.654%	11/22/24	24	24
Thornburg Mortgage Securities Trust 2006-1	5.492%	1/25/36	103,202	102,997
WaMu Mortgage Pass-Through Certificates, Series 2005-AR06	5.552%	4/25/45	29,637	29,650
WaMu Mortgage Pass-Through Certificates, Series 2005-AR08	5.593%	7/25/45	16,986	16,999
WaMu Mortgage Pass-Through Certificates, Series 2005-AR11	5.642%	8/25/45	87,177	87,417
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13 A1A1	5.613%	10/25/45	45,120	45,383
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13 B10	5.765%	10/25/45	6,268	5,010
WaMu Mortgage Pass-Through Certificates, Series 2005-AR15 A1A1	5.582%	11/25/45	39,340	39,443
WaMu Mortgage Pass-Through Certificates, Series 2005-AR15 A1A2	5.602%	11/25/45	61,122	61,316
WaMu Mortgage Pass-Through Certificates, Series 2005-AR17 A1A2	5.613%	12/25/45	30,823	30,928
WaMu Mortgage Pass-Through Certificates, Series 2005-AR19 A1A1	5.593%	12/25/45	69,641	69,832
WaMu Mortgage Pass-Through Certificates, Series 2005-AR19 A1A2	5.613%	12/25/45	76,977	77,230
Zuni Mortgage Loan Trust 2006-0A1	5.407%	7/25/36	56,500	56,503

				1,117,706

Stripped Securities — N.M.
Commercial Capital Access One, Inc. 2	1200.000%	11/15/27	2,430	1,022	H1
FFCA Secured Lending Corporation 1999-1A	1.460%	9/18/25	450	24	C,H1
GMAC Commercial Mortgage Securities Inc. 1999-CTL1	0.794%	12/15/16	1,161	8	C,H1
LB-UBS Commercial Mortgage Trust 2001-C3	1.196%	6/15/36	4,762	190	C,H1

				1,244

Variable Rate Securities I — 1.5%
Commercial Mortgage Asset Trust 1999-C2	7.546%	11/17/32	330	345
GMACM Home Equity Loan Trust 2004-HE4	5.361%	3/25/35	69,866	69,926
Indymac Mbs Incorporated	4.491%	8/25/35	1,287	1,261
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC13	5.472%	1/12/43	11,800	11,348
Merrill Lynch Mortgage Trust 2005-CKI1	5.417%	11/12/37	17,280	16,576
Morgan Stanley Mortgage Loan Trust 2005-3AR	5.239%	7/25/35	13,602	13,519

				112,975

Total Mortgage-Backed Securities (Identified Cost — $1,406,380)				1,398,610

U.S. Government and Agency Obligations — 23.0%
Fixed Rate Securities — 20.5%
Fannie Mae	3.125%	12/15/07	35,000	33,855	A
Fannie Mae	6.625%	9/15/09	16,140	16,677
Fannie Mae	5.200%	11/8/10	17,470	17,176
Fannie Mae	5.625%	5/19/11	31,580	31,458
Fannie Mae	4.610%	10/10/13	40,690	38,163
Federal Home Loan Bank	4.875%	11/15/06	100	100
Federal Home Loan Bank	3.500%	11/15/07	100	97
Federal Home Loan Bank	5.875%	11/15/07	750	754
Freddie Mac	4.625%	2/21/08	11,930	11,770	A
Freddie Mac	5.250%	2/24/11	34,230	33,687
Freddie Mac	5.125%	4/18/11	15,220	14,982
Tennessee Valley Authority	6.250%	12/15/17	40	42
Tennessee Valley Authority	6.750%	11/1/25	1,670	1,889
Tennessee Valley Authority	7.125%	5/1/30	840	1,004
United States Treasury Bonds	6.250%	8/15/23	18,830	20,767	A
United States Treasury Bonds	2.000%	1/15/26	62,987	57,668	A
United States Treasury Bonds	5.250%	2/15/29	109,830	109,349	A
United States Treasury Bonds	4.500%	2/15/36	179,495	160,943	A
United States Treasury Notes	2.500%	9/30/06	84,980	84,432	A
United States Treasury Notes	3.000%	12/31/06	11,784	11,652	A
United States Treasury Notes	3.000%	2/15/08	26,210	25,324	A
United States Treasury Notes	3.750%	5/15/08	25,460	24,817	A
United States Treasury Notes	4.375%	11/15/08	66,590	65,451	A
United States Treasury Notes	4.500%	2/15/09	6,560	6,456	A
United States Treasury Notes	2.625%	3/15/09	6,940	6,507	A
United States Treasury Notes	3.500%	8/15/09	36,100	34,432	A
United States Treasury Notes	3.375%	10/15/09	5,910	5,602	A
United States Treasury Notes	3.500%	12/15/09	177,095	168,150	A
United States Treasury Notes	3.625%	1/15/10	11,280	10,740	A
United States Treasury Notes	3.500%	2/15/10	20	19	A
United States Treasury Notes	4.000%	4/15/10	10	10	A
United States Treasury Notes	3.625%	6/15/10	10	9	A
United States Treasury Notes	3.875%	9/15/10	27,440	26,184
United States Treasury Notes	4.250%	10/15/10	17,340	16,782	A
United States Treasury Notes	4.500%	11/15/10	289,930	283,203	A
United States Treasury Notes	4.250%	1/15/11	25,000	24,140	A
United States Treasury Notes	4.500%	2/28/11	94,420	92,067	A
United States Treasury Notes	4.875%	4/30/11	1,820	1,801	A
United States Treasury Notes	4.250%	8/15/13	140	133	A
United States Treasury Notes	2.000%	1/15/16	35,279	33,690	A
United States Treasury Notes	4.500%	2/15/16	11,890	11,312	A
United States Treasury Notes	5.125%	5/15/16	108,880	108,752	A

				1,592,046

Indexed Securities J — 2.3%
United States Treasury Inflation-Protected Security	3.375%	1/15/12	12,275	12,858	A
United States Treasury Inflation-Protected Security	1.875%	7/15/13	17,264	16,585	A
United States Treasury Inflation-Protected Security	2.000%	1/15/14	1,243	1,200	A
United States Treasury Inflation-Protected Security	2.000%	7/15/14	43	41	A
United States Treasury Inflation-Protected Security	2.375%	1/15/25	113,547	110,513	A
United States Treasury Inflation-Protected Security	3.625%	4/15/28	23,378	27,740	A
United States Treasury Inflation-Protected Security	3.875%	4/15/29	9,301	11,508	A

				180,445

Stripped Securities — 0.2%
United States Treasury Bonds	0.000%	11/15/21	37,190	16,424	A,H2

Total U.S. Government and Agency Obligations (Identified Cost — $1,833,283)				1,788,915

U.S. Government Agency Mortgage-Backed Securities — 41.9%
Fixed Rate Securities — 40.1%
Fannie Mae	6.500%	5/1/14 to 7/1/35	24,016	24,201
Fannie Mae	5.500%	1/1/17 to 10/1/35	50,260	48,535
Fannie Mae	9.500%	11/1/21	2	2
Fannie Mae	6.000%	3/1/28 to 1/1/36	33,818	33,318
Fannie Mae	7.000%	8/1/29 to 7/1/32	5,869	6,015
Fannie Mae	7.500%	11/1/29	28	29
Fannie Mae	5.000%	6/1/35 to 4/1/36	209,930	196,363
Fannie Mae	6.026%	10/1/35	28,267	28,999
Fannie Mae	6.019%	11/1/35	19,284	19,783
Fannie Mae	4.500%	12/1/36	26,400	23,917	K
Fannie Mae	5.000%	12/1/36	1,471,900	1,375,736	K
Fannie Mae	5.500%	12/1/36	617,300	592,792	K
Fannie Mae	6.000%	12/1/36	257,335	253,252	K
Fannie Mae	6.500%	12/1/36	60,800	61,104	K
Freddie Mac	6.000%	6/1/08 to 11/1/35	14,515	14,470
Freddie Mac	4.125%	10/18/10	28,720	27,234	A
Freddie Mac	4.750%	1/18/11	9,890	9,597	A
Freddie Mac	4.650%	10/10/13	47,200	44,357
Freddie Mac	5.500%	12/1/13 to 5/1/35	15,279	14,720
Freddie Mac	7.000%	10/1/16 to 4/1/32	1,894	1,941
Freddie Mac	6.500%	7/1/29	476	481
Freddie Mac	5.625%	11/23/35	19,270	17,555
Freddie Mac	5.000%	12/1/36	35,000	32,681	K
Government National Mortgage Association	7.500%	3/15/23 to 9/15/31	301	313
Government National Mortgage Association	7.000%	7/15/23 to 7/15/31	940	971
Government National Mortgage Association	6.500%	4/15/28 to 4/15/33	21,496	21,785
Government National Mortgage Association	6.000%	1/15/29 to 11/15/35	106,500	105,768
Government National Mortgage Association	8.000%	12/15/30 to 1/15/31	36	39
Government National Mortgage Association	5.000%	7/15/33 to 11/15/35	59,734	56,569
Government National Mortgage Association	5.500%	7/15/33 to 6/15/35	27,708	26,888
Government National Mortgage Association	5.000%	12/1/36	80,060	75,757	K
Government National Mortgage Association	6.000%	12/1/36	12,000	11,899	K

				3,127,071

Indexed Securities B — 1.8%
Fannie Mae	4.767%	6/1/35	23,802	23,463
Fannie Mae	4.337%	8/1/35	2,182	2,139
Fannie Mae	4.615%	9/1/35	12,870	12,670
Fannie Mae	4.696%	9/1/35	5,281	5,196
Fannie Mae	4.580%	10/1/35	4,608	4,543
Fannie Mae	4.661%	10/1/35	5,509	5,436
Fannie Mae	4.746%	10/1/35	8,562	8,421
Fannie Mae	4.815%	10/1/35	5,195	5,128
Fannie Mae	6.029%	10/1/35	53,867	55,263
Fannie Mae	6.030%	10/1/35	7,913	8,118
Freddie Mac	4.879%	10/1/35	8,930	8,786

				139,163

Stripped Securities — N.M.
Financing Corporation	0.000%	11/30/17	1,250	670	H2
Financing Corporation	0.000%	4/5/19	320	158	H2

				828

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost — $3,312,853)				3,267,062

	Rate	Maturity Date	Par/Shares		Value
Yankee Bonds L — 6.0%
Aerospace/Defense — N.M.
Systems 2001 Asset Trust	6.664%	9/15/13	2,686		2,766	C

Banks — 1.7%
Glitnir Banki hf	6.693%	6/15/16	18,730		18,623	C
Kaupthing Bank Hf	5.758%	4/12/11	27,710		27,720
Kaupthing Bank Hf	7.125%	5/19/16	6,060		6,062	C
KFW Kreditanstalt fuer Wiederaufbau	2.375%	9/25/06	240		238	A
MUFG Capital Finance 1 Limited	6.346%	7/25/49	7,400		7,138	D
Nordea Bank AB	5.130%	4/8/11	52,000		51,995	B,C
Shinsei Fin Cayman Ltd	6.418%	1/29/49	15,815		14,854	C,D
The Korea Development Bank	4.250%	11/13/07	200		196
The Korea Development Bank	5.500%	11/13/12	60		58

					126,884

Cable — N.M.
Kabel Deutschland GmbH	10.625%	7/1/14	680		717	C
Rogers Cable Inc.	7.875%	5/1/12	687		703
Rogers Cable Inc.	5.500%	3/15/14	860		763
Rogers Cable Inc.	6.750%	3/15/15	130		124

					2,307

Diversified Financial Services — 0.1%
AIFUL CORPORATION	5.000%	8/10/10	10,430		9,918	C
Pemex Finance LTD.	9.030%	2/15/11	10		10

					9,928

Electric — N.M.
Hydro-Quebec	6.300%	5/11/11	1,720		1,770

Foreign Governments — 2.6%
Federative Republic of Brazil	8.875%	4/15/24	3,830		4,251
Federative Republic of Brazil	8.875%	4/15/24	888		985
Federative Republic of Brazil	10.125%	5/15/27	3,755		4,666
Federative Republic of Brazil	12.250%	3/6/30	1,800		2,641
Federative Republic of Brazil	11.000%	8/17/40	18,777		23,283
Province of British Columbia	4.300%	5/30/13	180		171
Province of Ontario	3.500%	9/17/07	110		107
Republic of Bulgaria	8.250%	1/15/15	2,262		2,558
Republic of Colombia	11.750%	2/25/20	2,216		2,914
Republic of Colombia	8.125%	5/21/24	5,575		5,645	A
Republic of Panama	7.125%	1/29/26	4,390		4,236	A
Republic of Panama	8.875%	9/30/27	690		782
Republic of Panama	9.375%	4/1/29	354		418	A
Republic of Panama	6.700%	1/26/36	1,139		1,042
Russian Federation	5.000%	3/31/30	66,420		70,691	D
United Mexican States	5.625%	1/15/17	374		348	A
United Mexican States	11.500%	5/15/26	9,330		13,762
United Mexican States	8.300%	8/15/31	8,250		9,529
United Mexican States	7.500%	4/8/33	50,236		53,375

					201,404

Insurance — 0.1%
Foundation Re Ltd	9.271%	11/24/08	6,650		6,242	C,D

Manufacturing (Diversified) — 0.8%
Tyco International Group SA	5.800%	8/1/06	10,250		10,251
Tyco International Group SA	6.125%	11/1/08	100		100
Tyco International Group SA	6.750%	2/15/11	460		475
Tyco International Group SA	6.375%	10/15/11	5,580		5,694
Tyco International Group SA	7.000%	6/15/28	1,035		1,080
Tyco International Group SA	6.875%	1/15/29	40,530		41,778

					59,378

Media — N.M.
Shaw Communications Inc.	8.250%	4/11/10	27		28
Shaw Communications Inc.	7.250%	4/6/11	630		628
Shaw Communications Inc.	7.200%	12/15/11	395		394

					1,050

Mining — N.M.
Corporacion Nacional del Cobre - Codelco	4.750%	10/15/14	2,590		2,367	C

Oil and Gas — N.M.
Pemex Project Funding Master Trust	8.500%	2/15/08	110		114
YPF Sociedad Anonima	7.750%	8/27/07	1,000		1,013	A

					1,127

Publishing — N.M.
Sun Media Corporation	7.625%	2/15/13	565		569

Special Purpose — 0.2%
Anadarko Finance Company	6.750%	5/1/11	240		247
Cascadia Ltd	8.395%	6/13/08	1,400		1,404	B,C
ChevronTexaco Capital Company	3.500%	9/17/07	20		19
Conoco Funding Company	6.350%	10/15/11	590		607
Conoco Funding Company	7.250%	10/15/31	810		913
Eircom Funding	8.250%	8/15/13	900		954
European Investment Bank	4.000%	3/3/10	100		95
General Motors Nova Scotia Finance Company	6.850%	10/15/08	1,550		1,469	A
HSBC Capital Funding LP	4.610%	12/29/49	2,090		1,878	C,D
Resona Preferred Global Securities Limited	7.191%	12/29/49	9,390		9,419	C,D

					17,005

Telecommunications — 0.4%
British Telecommunications plc	8.375%	12/15/10	1,145		1,257
Deutsche Telekom International Finance BV	5.750%	3/23/16	8,560		8,079	A
Intelsat (Bermuda), Ltd.	9.250%	6/15/16	1,095		1,131	C
Koninklijke (Royal) KPN NV	8.000%	10/1/10	12,650		13,417
Telecom Italia Capital S.p.A	4.950%	9/30/14	3,730		3,339
Telecom Italia Capital S.p.A	5.250%	10/1/15	2,950		2,670
Telecom Italia Capital S.p.A.	5.250%	11/15/13	1,260		1,165

					31,058

Telecommunications (Cellular/Wireless) — N.M.
Rogers Wireless Communications Inc.	6.375%	3/1/14	1,850		1,762

Transportation — 0.1%
OMI Corporation	7.625%	12/1/13	1,450		1,446
Teekay Shipping Corporation	8.875%	7/15/11	1,729		1,811

					3,257

Total Yankee Bonds (Identified Cost — $463,442)					468,874

Foreign Government Obligations — 1.0%
Canadian Real Return Bond	4.000%	12/1/31	11,582	M	14,796 J
Government of Canada	5.250%	6/1/12	45,000	M	41,800
Queensland Treasury Corp	6.000%	6/14/11	31,020	N	23,133 J

Total Foreign Government Obligations (Identified Cost — $71,777)					79,729

Foreign Corporate Bonds — 0.1%
General Motors Corporation	8.375%	7/5/33	9,520	O	9,458
Total Foreign Corporate Bonds (Identified Cost — $12,360)					9,458

Preferred Stocks — 0.4%
Fannie Mae	5.375%		0.029	shs	2,688	E
Ford Motor Company	7.500%		16		274	A
General Motors Corporation	7.500%		260		4,591
General Motors Corporation	5.250%		813		15,038	E
General Motors Corporation	7.250%		128		2,225
General Motors Corporation	7.375%		56		972
General Motors Corporation	7.250%		45		784
General Motors Corporation	7.250%		328		5,714
Home Ownership Funding Corporation	13.331%		2		301	C,D
Home Ownership Funding Corporation II	13.338%		1		261	C,D

Total Preferred Stocks (Identified Cost — $31,605)					32,848

Options Purchased — N.M.
BellSouth Telecommunications Inc. Call, July 2006, Strike Price $97.72			5	00 P	10
International Business Machines Corporation Call, July 2006, Strike Price $99.90			5	00 P	39

Total Options Purchased (Identified Cost — $18)					49

Total Long-Term Securities (Identified Cost — $8,658,458)					8,540,979

Investment of Collateral From Securities Lending — 19.9%
State Street Navigator Securities Lending Prime Portfolio				1,552,790 shs	1,552,790

Total Investments of Collateral From Securities Lending
(Identified Cost — $1,552,790)					1,552,790

Short-Term Securities — 16.8%
Corporate Bonds and Notes — 3.4%
Bankamerica Corporation	4.460%	8/22/06	$66,700		66,188
Barclays U.S. Funding Corporation	5.090%	8/7/06	19,400		19,299
Danske Corporation	4.710%	8/28/06	36,700		36,387
Dexia Delaware LLC	5.166%	7/14/06	46,700		46,614
State Street Bank and Trust Company	4.900%	7/11/06	50,000		50,000	Q
Tribune Company	5.577%	7/20/06	50,000		49,856

Total Corporate Bonds and Notes					268,344

U.S. Government and Agency Obligations — 12.5%
Fannie Mae	0.000%	7/5/06	950,000		949,472	G
Fannie Mae	0.000%	9/20/06	660		652	G,R
Fannie Mae	0.000%	9/25/06	22,530		22,263	G,R

Total U.S. Government and Agency Obligations					972,387

Yankee BondsL — 0.1%
Government of Canada	4.780%	9/20/06	10,370		10,257

Options Purchased — 0.1%
Eurodollar Futures Call, January 2006, Strike Price $94.50			2,883	P	793
Eurodollar Futures Call, October 2006, Strike Price $94.00			4,153	P	4,361
Eurodollar Futures Call, October 2006, Strike Price $94.50			2,819	P	423
Goldman Sachs Swaption Futures Call, August 2006, Strike Price $5.07			117,400,000	P	8
Goldman Sachs Swaption Futures Call, December 2006, Strike Price $4.848			403,660,000	P	216
Goldman Sachs Swaption Futures Call, February 2007, Strike Price $4.97			292,700,000	P	93
Goldman Sachs Swaption Futures Call, February 2007, Strike Price $5.03			292,700,000	P	114
U.S. Treasury Bond Futures Call, September 2006, Strike Price $108.00			216	P	128

Total Options Purchased					6,136

Repurchase Agreements — 0.7%
Goldman, Sachs & Company
5.21%, dated 6/30/06, to be repurchased at $53,631 on 7/3/06 (Collateral: $54,755 Fannie Mae notes, 5.25%, due 6/15/08, value $54,687)			$53,608		53,608

Total Short-Term Securities (Identified Cost — $1,329,185)					1,310,732

Total Investments — 146.2% (Identified Cost — $11,540,433)					11,404,501
Obligation to Return Collateral for Securities Loaned — (19.9)%					(1,552,790)
Other Assets Less Liabilities — (26.3)%					(2,054,061)

Net Assets — 100.0%					$7,797,650
Net Asset Value Per Share
Institutional Class					$10.14
Financial Intermediary Class					$10.14

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts Purchased
Australian Treasury Bond Futures	September 2006	100	$(70)
British Pound Futures	September 2006	50	(146)
Canadian Dollar Futures	September 2006	511	(892)
Euro Currency Futures	September 2006	409	1,158
Eurodollar Futures	September 2006	3,740	(2,433)
Eurodollar Futures	December 2006	663	(621)
Eurodollar Futures	March 2008	564	(507)
Japanese Yen Futures	September 2006	1934	933
U.S. Treasury Bond Futures	September 2006	687	(283)
U.S. Treasury Note Futures	September 2006	4,027	(2,604)
U.S. Treasury Note Futures	September 2006	1,630	(1,315)
U.S. Treasury Note Futures	September 2006	922	121
U.S. Treasury Note Futures	September 2006	461	72

			$(6,587)

Futures Contracts Written
Canadian Dollar Futures	September 2006	315	$124
Bundesobligation Futures	September 2006	311	328

			$452

Options Written
Euro Currency Futures Call, Strike Price $1.28	September 2006	40	$(25)
Euro Currency Futures Call, Strike Price $1.30	September 2006	300	236
Euro Currency Futures Call, Strike Price $1.32	September 2006	225	201
Euro Currency Futures Call, Strike Price $1.26	October 2006	80	(152)
Euro Currency Futures Put, Strike Price $1.25	September 2006	550	395
Euro Currency Futures Put, Strike Price $1.255	September 2006	25	11
Euro Currency Futures Put, Strike Price $1.26	September 2006	50	45
Euro Currency Futures Put, Strike Price $1.22	October 2006	90	97
Euro Currency Futures Put, Strike Price $1.24	October 2006	500	395
Euro Currency Futures Put, Strike Price $1.27	October 2006	50	12
Eurodollar Futures Call, Strike Price $95.50	September 2006	1,577	514
Eurodollar Futures Call, Strike Price $94.75	October 2006	3,657	698
Eurodollar Futures Call, Strike Price $94.875	October 2006	795	130
Eurodollar Futures Call, Strike Price $95.00	October 2006	4,466	932
Eurodollar Futures Call, Strike Price $95.25	October 2006	562	79
Eurodollar Futures Put, Strike Price $94.50	September 2006	428	(98)
Eurodollar Futures Put, Strike Price $94.625	October 2006	949	(301)
Goldman Sachs Swaption Futures Call, Strike Price $4.946	December 2006	187,701,900	3,747
Goldman Sachs Swaption Futures Call, Strike Price $5.005	February 2007	64,700,000	779
Goldman Sachs Swaption Futures Call, Strike Price $5.045	February 2007	64,700,000	761
Japanese Yen Futures Call, Strike Price $89.00	September 2006	30	(2)
Japanese Yen Futures Call, Strike Price $90.00	September 2006	100	99
Japanese Yen Futures Call, Strike Price $91.00	September 2006	120	150
Japanese Yen Futures Call, Strike Price $93.00	September 2006	90	140
Japanese Yen Futures Call, Strike Price $94.00	October 2006	50	82
Japanese Yen Futures Put, Strike Price $85.00	September 2006	60	10
Japanese Yen Futures Put, Strike Price $88.00	September 2006	30	(23)
Japanese Yen Futures Put, Strike Price $86.00	October 2006	60	3
Japanese Yen Futures Put, Strike Price $87.50	October 2006	40	(9)
Japanese Yen Futures Put, Strike Price $89.00	October 2006	190	(194)
Japanese Yen Futures Put, Strike Price $91.00	September 2006	25	(53)
U.S. Treasury Bond Futures Call, Strike Price $109.00	September 2006	567	337
U.S. Treasury Bond Futures Call, Strike Price $111.00	September 2006	1,137	736
U.S. Treasury Bond Futures Call, Strike Price $113.00	September 2006	558	586
U.S. Treasury Bond Futures Put, Strike Price $100.00	December 2006	1,376	285
U.S. Treasury Bond Futures Put, Strike Price $104.00	September 2006	708	260
U.S. Treasury Bond Futures Put, Strike Price $105.00	September 2006	862	89
U.S. Treasury Bond Futures Put, Strike Price $108.00	September 2006	405	(192)
U.S. Treasury Note Futures Call, Strike Price $106.00	September 2006	272	67
U.S. Treasury Note Futures Call, Strike Price $104.50	September 2006	1,658	411
U.S. Treasury Note Futures Call, Strike Price $105.00	September 2006	910	174
U.S. Treasury Note Futures Call, Strike Price $105.50	September 2006	139	23
U.S. Treasury Note Futures Call, Strike Price $106.00	August 2006	415	141
U.S. Treasury Note Futures Call, Strike Price $107.00	September 2006	3,488	1,358
U.S. Treasury Note Futures Call, Strike Price $108.00	September 2006	3,009	1,091
U.S. Treasury Note Futures Call, Strike Price $109.00	September 2006	597	233
U.S. Treasury Note Futures Call, Strike Price $110.00	September 2006	691	383
U.S. Treasury Note Futures Call, Strike Price $105.00	December 2006	438	(23)
U.S. Treasury Note Futures Call, Strike Price $107.00	December 2006	482	(13)
U.S. Treasury Note Futures Call, Strike Price $109.00	December 2006	416	95
U.S. Treasury Note Futures Put, Strike Price $103.50	September 2006	274	(38)

			$14,662

Settlement Date	Contract to				Unrealized Gain/(Loss)
	ReceiveS		DeliverS
8/8/06	EUR	57,714	USD	72,768	$1,180
8/8/06	JPY	3,680,000	USD	32,538	(189)
8/8/06	USD	23,499	AUD	31,627	14
8/8/06	USD	63,797	CAD	72,410	(1,152)
8/8/06	USD	143,518	EUR	114,417	(3,080)

					$(3,227)

A	All or a portion of this security is on loan.
B	Indexed Security - The rate of interest earned on this security is tied to the London Interbank Offered Rate (“LIBOR”), the Consumber Price Index (“CPI”), or the Eleventh District Cost of Funds Index (“COFI”). The coupon rate is the rate as of June 30, 2006.
C	Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 5.2% of net assets.
D	Stepped Coupon Security - A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
E	Convertible Security - The security may be converted into issuer’s common stock.
F	Unit - A security which consists of a bond and warrants to purchase to stock of the issuer.
G	Zero Coupon Bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
H	Securities with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
I	The coupon rates shown on variable rate securities are the rates at June 30, 2006. These rates vary with the weighted average coupon of the underlying loans.
J	Inflation Protected Security - A security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.
K	When-issued Security - A security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
L	Yankee Bond - A dollar denominated bond issued in the U.S. by foreign entities.
M	Denominated in Canadian dollars.
N	Denominated in Australian dollars.
O	Denominated in euros.
P	Par represents actual number of contracts.
Q	All or a portion of this security is pledged as collateral for credit default swap agreements.
R	All or a portion of this security is pledged as collateral to cover futures and options contracts.
S	Definitions of currency abbreviations:
AUD — Australian dollar
CAD — Canadian dollar
EUR — Euro
JPY — Japanese yen
USD — United States dollar

N.M. — Not meaningful.

Portfolio of Investments

June 30, 2006 (Unaudited)

(Amounts in Thousands)

Western Asset Inflation Indexed Plus Bond Portfolio

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — 97.6%
Corporate Bonds and Notes — 1.7%
The Williams Companies, Inc.	8.750%	3/15/32	$1,900	$2,066
J.P. Morgan & Co. Incorporated	6.805%	2/15/12	2,690	2,809	A
Allstate Life Global Funding Trust	4.210%	4/2/07	4,600	4,532	A

Total Corporate Bonds and Notes (Identified Cost — $9,507)				9,407

Asset-Backed Securities — 0.3%
Indexed SecuritiesA — 0.3%
Bear Stearns Asset Backed Securities, Inc. 2003-ABF1	5.693%	1/25/34	296	296
Chase Funding Mortgage Loan Asset-Backed Certificates 2002-4	5.693%	10/25/32	237	238
Countrywide Asset-Backed Certificates 2002-1	5.883%	8/25/32	76	76
EMC Mortgage Loan Trust ABS Security 2002-B	5.872%	11/25/41	923	928	B
EQCC Trust 2002-1	5.622%	11/25/31	161	161
Residential Asset Mortgage Products, Inc. 2003-RS2	5.662%	3/25/33	134	134

Total Asset-Backed Securities (Identified Cost — $1,827)				1,833

Mortgage-Backed Securities — 0.5%
Indexed SecuritiesA — 0.5%
Crusade Global Trust 2003-2	5.586%	9/18/34	1,161	1,164
CS First Boston Mortgage Securities Corp. 2001-28	5.972%	11/25/31	783	789
GSRPM Mortgage Loan Trust Series 2003-2	6.023%	6/25/33	438	439

Total Mortgage-Backed Securities (Identified Cost — $2,384)				2,392

U.S. Government and Agency Obligations — 88.1%
Fixed Rate Securities — 3.0%
United States Treasury Bonds	6.250%	8/15/23	14,790	16,312	C

Indexed SecuritiesD — 84.4%
Tennessee Valley Authority	3.375%	1/15/07	8,137	8,145
United States Treasury Inflation-Protected Security	3.375%	1/15/07	14,291	14,329	C
United States Treasury Inflation-Protected Security	3.625%	1/15/08	29,371	29,876	C
United States Treasury Inflation-Protected Security	3.875%	1/15/09	26,040	26,972
United States Treasury Inflation-Protected Security	4.250%	1/15/10	18,750	19,919	C
United States Treasury Inflation-Protected Security	0.875%	4/15/10	14,174	13,371	C
United States Treasury Inflation-Protected Security	3.500%	1/15/11	23,802	24,897	C
United States Treasury Inflation-Protected Security	2.375%	4/15/11	1,015	1,011	C
United States Treasury Inflation-Protected Security	3.375%	1/15/12	18,923	19,822
United States Treasury Inflation-Protected Security	3.000%	7/15/12	26,721	27,516	C
United States Treasury Inflation-Protected Security	1.875%	7/15/13	28,133	27,026	C
United States Treasury Inflation-Protected Security	2.000%	1/15/14	43,151	41,650	C
United States Treasury Inflation-Protected Security	2.000%	7/15/14	21,245	20,459	C
United States Treasury Inflation-Protected Security	1.625%	1/15/15	25,393	23,672	C
United States Treasury Inflation-Protected Security	1.875%	7/15/15	23,062	21,883	C
United States Treasury Inflation-Protected Security	2.000%	1/15/16	14,108	13,472	C
United States Treasury Inflation-Protected Security	2.375%	1/15/25	16,757	16,309	C
United States Treasury Inflation-Protected Security	2.000%	1/15/26	22,420	20,527	C
United States Treasury Inflation-Protected Security	3.625%	4/15/28	37,352	44,322	C
United States Treasury Inflation-Protected Security	3.875%	4/15/29	35,952	44,485	C

				459,663

Stripped Securities — 0.7%
United States Treasury Bonds	0.000%	11/15/21	8,260	3,648	C,E2

Total U.S. Government and Agency Obligations (Identified Cost — $493,784)				479,623

U.S. Government Agency Mortgage-Backed Securities — 3.3%
Fannie Mae	5.000%	12/1/36	19,340	18,077	F

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost — $18,262)				18,077

	Rate	Maturity Date	Par/Shares		Value
Yankee BondsG — 3.0%
Banks — 0.9%
Glitnir Banki hf	6.693%	6/15/16	1,760		1,750	B,H
Kaupthing Bank Hf	7.125%	5/19/16	2,940		2,941	B

					4,691

Foreign Governments — 2.1%
Federative Republic of Brazil	8.875%	4/15/24	86		95
Federative Republic of Brazil	8.000%	1/15/18	760		802
Federative Republic of Brazil	8.875%	4/15/24	350		388
Federative Republic of Brazil	10.125%	5/15/27	310		385
Federative Republic of Brazil	12.250%	3/6/30	122		179
Federative Republic of Brazil	11.000%	8/17/40	1,090		1,352
Republic of Colombia	11.750%	2/25/20	568		747
Republic of Panama	7.125%	1/29/26	697		673	C
Russian Federation	5.000%	3/31/30	4,620		4,917	H
United Mexican States	7.500%	4/8/33	1,960		2,082

					11,620

Total Yankee Bonds (Identified Cost — $16,276)					16,311

Foreign Government Obligations — 0.7%
Indexed Securities — 0.7%
Canadian Real Return Bond	3.000%	12/1/36	939	I	1,057	D
Kingdom of Sweden Inflation-Protected Notes	3.500%	12/1/28	14,480	J	2,779	D

Total Foreign Government Obligations (Identified Cost — $3,585)					3,836

Total Long-Term Securities (Identified Cost — $545,625)					531,479

Investment of Collateral From Securities Lending — 22.8%
State Street Navigator Securities Lending Prime Portfolio			124,309	shs	124,309
Total Investment of Collateral From Securities Lending (Identified Cost — $124,309)					124,309

Short-Term Securities — 4.3%
U.S. Government and Agency Obligations — 0.8%
Fannie Mae	0.000%	9/25/06	$4,300		4,249	K,L

Options Purchased — N.M.
Federal Funds Futures Put, July 2006, Strike Price $94.6875			894	M	9

Repurchase Agreements — 3.5%
Goldman, Sachs & Company
5.21%, dated 6/30/06, to be repurchased at $19,144 on 7/3/06 (Collateral: $19,770 Federal Home Loan Bank Notes, 4.8%, due 9/8/10, value $19,523)			19,136		19,136

Total Short-Term Securities (Identified Cost — $23,445)					23,394

Total Investments — 124.7% (Identified Cost — $693,379)					679,182
Obligation to Return Collateral for Securities Loaned — (22.8)%					(124,309)
Other Assets Less Liabilities — (1.9)%					(10,117)

Net Assets — 100.0%					$544,756

Net Asset Value Per Share					$10.10

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts Purchased
Eurodollar Futures	December 2006	367	$(589)
U.S. Treasury Bond Futures	September 2006	15	(22)
U.S. Treasury Note Futures	September 2006	92	(89)

			(700)

Futures Contracts Written
U.S. Treasury Note Futures	September 2006	48	$28

Options Written
Federal Funds Futures Put, Strike Price $94.56	July 2006	894	$5
U.S. Treasury Note Futures Call, Strike Price $103.00	August 2006	158	(25)
U.S. Treasury Note Futures Call, Strike Price $106.00	August 2006	144	44

			$24

Open Forward Currency Exchange Contracts

Settlement Date	Contract to				Unrealized Gain/(Loss)
	ReceiveN		DeliverN
8/8/06	CAD	11,712	USD	10,319	$186
8/8/06	USD	6,332	CAD	7,046	12
8/8/06	EUR	2,758	SEK	25,700	(24)
8/8/06	EUR	4,334	USD	5,460	93
8/8/06	USD	7,753	EUR	6,216	(211)
8/8/06	JPY	1,046,770	USD	9,263	(62)
8/8/06	USD	3,529	JPY	400,000	13
8/8/06	USD	1,356	SEK	10,131	(55)

					$(48)

A	Indexed security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), or the one-year Treasury Bill rate. The coupon rates are the rates as of June 30, 2006.
B	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 1.0% of net assets.
C	All or a portion of these securities is on loan.
D	Inflation-Protected Security – A security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.
E	Stripped security – Security with interest-only or principal-only payments streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
F	When-issued security - Security purchased on a delayed basis. Final settlement amount and maturity date have not yet been announced.
G	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
H	Stepped coupon security - A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
I	Denominated in Canadian dollar.
J	Denominated in Swedish krona.
K	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
L	All or a portion of this security is pledged as collateral to cover futures and options contracts.
M	Par represents actual number of contracts.
N	Definitions of currency abbreviations:

CAD — Canadian dollar

EUR — Euro

JPY — Japanese yen

SEK — Swedish krona

USD — United States dollar

N.M.– Not Meaningful.

Portfolio of Investments

June 30, 2006 (Unaudited)

(Amounts in thousands)

Western Asset High Yield Portfolio

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — 95.0%

Corporate Bonds and Notes — 85.1%
Advertising — 1.1%
Affinion Group Inc.	10.125%	10/15/13	$3,020	$3,035	A
R.H. Donnelley Corp.	6.875%	1/15/13	1,395	1,283	A
R.H. Donnelley Corp.	6.875%	1/15/13	2,520	2,319	A

				6,637

Aerospace/Defense — 1.7%
Alliant Techsystems Inc.	6.750%	4/1/16	1,680	1,617
DRS Technologies, Inc.	6.625%	2/1/16	1,565	1,514
DRS Technologies, Inc.	7.625%	2/1/18	1,500	1,493
Standard Aero Holdings Inc.	8.250%	9/1/14	4,240	3,773
TransDigm Inc.	7.750%	7/15/14	1,750	1,741	A

				10,138

Apparel — 1.1%
Levi Strauss & Co.	9.750%	1/15/15	1,560	1,560
Levi Strauss & Co.	8.875%	4/1/16	1,200	1,146	A
Oxford Industries, Inc.	8.875%	6/1/11	1,504	1,504
Russell Corporation	9.250%	5/1/10	2,316	2,423

				6,633

Auto and Automotive Parts — 1.7%
Commercial Vehicle Group, Inc.	8.000%	7/1/13	2,170	2,077
Keystone Automotive Operations Inc.	9.750%	11/1/13	3,400	3,213
TRW Automotive	9.375%	2/15/13	990	1,052
Visteon Corporation	8.250%	8/1/10	4,417	4,130

				10,472

Automotive — 1.1%
Ford Motor Company	7.450%	7/16/31	4,915	3,551
General Motors Corporation	8.375%	7/15/33	4,200	3,381

				6,932

Automotive Retailer — 0.5%
Asbury Automotive Group Inc.	9.000%	6/15/12	2,832	2,804

Banking and Finance — 3.4%
Ford Motor Credit Company	8.625%	11/1/10	1,310	1,226
Ford Motor Credit Company	7.375%	2/1/11	3,670	3,286
General Motors Acceptance Corporation	6.875%	8/28/12	1,500	1,413
General Motors Acceptance Corporation	8.000%	11/1/31	15,290	14,696

				20,621

Building Materials — 2.8%
Associated Materials Incorporated	0.000%	3/1/14	5,860	3,531	B
Interface, Inc.	7.300%	4/1/08	411	413
Interface, Inc.	10.375%	2/1/10	3,182	3,480
K Hovnanian Enterprises Inc.	6.250%	1/15/16	3,250	2,819
K Hovnanian Enterprises Inc.	7.500%	5/15/16	1,400	1,299
K Hovnanian Enterprises Inc.	8.625%	1/15/17	250	248
Nortek, Inc.	8.500%	9/1/14	4,655	4,504
NTK Holdings, Inc.	10.750%	3/1/14	785	568
U.S. Concrete, Inc.	8.375%	4/1/14	330	324	A

				17,186

Cable — 3.2%
Charter Communications Holdings, LLC	8.625%	4/1/09	1,000	770
Charter Communications Holdings, LLC	10.750%	10/1/09	1,285	1,015
Charter Communications Holdings, LLC	9.625%	11/15/09	980	755
Charter Communications Holdings, LLC	10.250%	9/15/10	4,709	4,721
CSC Holdings Inc.	7.625%	4/1/11	820	820
CSC Holdings Inc.	7.250%	4/15/12	3,785	3,652	A
CSC Holdings Inc.	7.875%	2/15/18	150	150
EchoStar DBS Corporation	5.750%	10/1/08	1,100	1,075
EchoStar DBS Corporation	6.625%	10/1/14	3,030	2,848
EchoStar DBS Corporation	7.125%	2/1/16	920	886	A
LodgeNet Entertainment Corporation	9.500%	6/15/13	2,852	3,037

				19,729

Casino Resorts — 3.2%
Boyd Gaming Corporation	8.750%	4/15/12	862	903
Boyd Gaming Corporation	6.750%	4/15/14	480	455
Inn of The Mountain Gods Resort and Casino	12.000%	11/15/10	5,370	5,706
Mandalay Resort Group	9.375%	2/15/10	58	61
Pinnacle Entertainment, Inc.	8.250%	3/15/12	2,260	2,266
Premier Entertainment Biloxi LLC	10.750%	2/1/12	5,714	5,900
Station Casinos, Inc.	6.625%	3/15/18	1,410	1,276
Wynn Las Vegas, LLC	6.625%	12/1/14	3,000	2,827

				19,394

Chemicals — 0.2%
Chemtura Corporation	6.875%	6/1/16	70	68
Westlake Chemical Corporation	6.625%	1/15/16	1,377	1,272

				1,340

Coal — 0.8%
Alpha Natural Resources LLC	10.000%	6/1/12	2,965	3,173
International Coal Group, Inc.	10.250%	7/15/14	1,530	1,528	A

				4,701

	Rate	Maturity Date	Par/Shares	Value
Computer Services and Systems — 1.2%
Activant Solutions, Inc.	9.500%	5/1/16	1,005	972	A
SunGard Data Systems Inc.	9.125%	8/15/13	120	125	A
SunGard Data Systems Inc.	10.250%	8/15/15	5,805	6,001	A
UGS Capital Corporation II	10.380%	6/1/11	465	460	A,C

				7,558

Containers and Packaging — 1.7%
Graham Packaging Company Inc.	8.500%	10/15/12	413	405
Graham Packaging Company Inc.	9.875%	10/15/14	2,516	2,491
Graphic Packaging International Corp.	9.500%	8/15/13	3,060	3,029
Owens Brockway Glass Containers	8.750%	11/15/12	1,790	1,864
Plastipak Holdings Inc.	8.500%	12/15/15	2,810	2,810	A

				10,599

Drug and Grocery Store Chains — 0.7%
Delhaize America, Inc.	8.125%	4/15/11	1,208	1,271
Delhaize America, Inc.	9.000%	4/15/31	2,580	2,829

				4,100

Educational Services — 0.2%
Education Management LLC	8.750%	6/1/14	1,480	1,465	A

Electric — 1.6%
Mirant Americas Generation, LLC	8.300%	5/1/11	1,620	1,600
Mirant Americas Generation, LLC	9.125%	5/1/31	595	577
Mission Energy Holding Company	13.500%	7/15/08	1,200	1,338
The AES Corporation	8.875%	2/15/11	40	42
The AES Corporation	8.750%	5/15/13	1,849	1,978	A
The AES Corporation	7.750%	3/1/14	2,790	2,804
The AES Corporation	9.000%	5/15/15	1,535	1,650	A

				9,989

Electronics — 1.9%
Amkor Technology, Inc.	2.500%	5/15/11	2,540	2,340	D
Amkor Technology, Inc.	9.250%	6/1/16	1,360	1,289
L-3 Communications Corporation	7.625%	6/15/12	550	558
L-3 Communications Corporation	6.375%	10/15/15	3,800	3,629
Spectrum Brands, Inc.	8.500%	10/1/13	4,600	3,933

				11,749

Energy — 2.8%
Edison Mission Energy	7.500%	6/15/13	345	338	A
Edison Mission Energy	7.750%	6/15/16	1,960	1,926	A
Elwood Energy LLC	8.159%	7/5/26	2,871	3,107
Midwest Generation LLC	8.560%	1/2/16	2,114	2,219
NRG Energy, Inc.	7.250%	2/1/14	190	185
NRG Energy, Inc.	7.375%	2/1/16	7,430	7,244
Sierra Pacific Resources	6.750%	8/15/17	2,360	2,230

				17,249

Entertainment — 0.4%
Blockbuster Inc.	9.000%	9/1/12	1,590	1,483
Warner Music Group	7.375%	4/15/14	1,000	970

				2,453

Environmental Services — 0.2%
Allied Waste North America Incorporated	8.500%	12/1/08	1,185	1,226

Food, Beverage and Tobacco — 0.6%
Domino’s, Inc.	8.250%	7/1/11	2,424	2,515
Stater Bros. Holdings Inc.	8.829%	6/15/10	1,420	1,438	E

				3,953

Funeral Parlors and Cemeteries — 0.2%
Service Corporation International	8.000%	6/15/17	1,270	1,187	A

Gaming — 0.8%
CCM Merger Incorporated	8.000%	8/1/13	625	591	A
River Rock Entertainment Authority	9.750%	11/1/11	4,008	4,218

				4,809

Gas and Pipeline Utilities — 2.3%
ANR Pipeline, Inc.	9.625%	11/1/21	1,604	1,871
Dynegy Holdings Inc.	8.750%	2/15/12	285	289
Southern Natural Gas Company	8.000%	3/1/32	1,590	1,643
The Williams Companies, Inc.	7.500%	1/15/31	1,350	1,303
The Williams Companies, Inc.	8.750%	3/15/32	7,989	8,688

				13,794

Health Care — 1.9%
Tenet Healthcare Corporation	9.875%	7/1/14	9,522	9,522
Tenet Healthcare Corporation	9.500%	2/1/15	1,830	1,798	A

				11,320

Homebuilding — 0.6%
Beazer Homes USA, Inc.	8.625%	5/15/11	720	725
Beazer Homes USA, Inc.	8.375%	4/15/12	580	580

	Rate	Maturity Date	Par/Shares	Value
Beazer Homes USA, Inc.	6.875%	7/15/15	770	701
Beazer Homes USA, Inc.	8.125%	6/15/16	1,415	1,360	A
Schuler Homes, Inc.	10.500%	7/15/11	69	73

				3,439

Insurance — 0.5%
Crum & Forster Holdings Corp	10.375%	6/15/13	2,670	2,717

Investment Banking/Brokerage — 0.5%
E*Trade Financial Corporation	7.375%	9/15/13	1,210	1,210
E*Trade Financial Corporation	7.875%	12/1/15	1,547	1,586

				2,796

Lodging/Hotels — 0.2%
Host Marriott LP	6.750%	6/1/16	1,500	1,431	A

Machinery — 0.5%
Terex Corporation	7.375%	1/15/14	2,855	2,841

Manufacturing (Diversified) — 1.0%
American Achievement Corp.	8.250%	4/1/12	930	916
Jacuzzi Brands Incorporated	9.625%	7/1/10	4,156	4,390
Koppers Inc.	9.875%	10/15/13	750	804

				6,110

Media — 3.8%
AMC Entertainment Inc.	11.000%	2/1/16	3,900	4,173
Clear Channel Communications, Inc.	5.500%	12/15/16	3,100	2,695
CMP Susquehanna Corp.	9.875%	5/15/14	465	432	A
Hughes Network Systems LLC	9.500%	4/15/14	1,355	1,328	A
Lamar Media Corp.	6.625%	8/15/15	1,295	1,198
LIN Television Corporation	6.500%	5/15/13	1,040	949
LIN Television Corporation	6.500%	5/15/13	670	611
ION Media Networks, Inc.	8.318%	1/15/12	1,760	1,778	A,E
PRIMEDIA Inc.	8.875%	5/15/11	4,135	3,970
Sinclair Broadcast Group, Inc.	8.000%	3/15/12	3,270	3,319
XM Satellite Radio Inc.	9.649%	5/1/13	625	573	A
XM Satellite Radio Inc.	9.750%	5/1/14	2,065	1,890	A

				22,916

Medical Care Facilities — 1.3%
DaVita, Inc.	7.250%	3/15/15	4,000	3,840
HCA, Inc.	9.000%	12/15/14	56	61
HCA, Inc.	7.690%	6/15/25	2,150	2,032
HCA, Inc.	7.500%	11/6/33	1,675	1,531
HCA, Inc.	7.500%	11/15/95	810	671

				8,135

Medical Products — 0.3%
Fresenius Medical Care Capital Trust II	7.875%	2/1/08	1,767	1,794	F
Fresenius Medical Care Capital Trust IV	7.875%	6/15/11	150	151

				1,945

Metals — 0.5%
Metals USA, Inc.	11.125%	12/1/15	2,515	2,754	A

Oil and Gas — 9.4%
AmeriGas Partners, L.P.	7.250%	5/20/15	860	813
Belden & Blake Corporation	8.750%	7/15/12	7,470	7,582
Chesapeake Energy Corporation	7.625%	7/15/13	1,490	1,499
Chesapeake Energy Corporation	6.375%	6/15/15	500	464
Chesapeake Energy Corporation	6.500%	8/15/17	1,610	1,469
Chesapeake Energy Corporation	6.250%	1/15/18	1,760	1,606
Colorado Interstate Gas Company	6.800%	11/15/15	1,340	1,292
El Paso Corporation	7.750%	6/15/10	1,568	1,591	A
El Paso Corporation	8.050%	10/15/30	4,040	4,050
El Paso Corporation	7.800%	8/1/31	4,570	4,439
El Paso Natural Gas Company	8.375%	6/15/32	1,600	1,702
Encore Acquisition Company	6.250%	4/15/14	310	285
Encore Acquisition Company	6.000%	7/15/15	1,030	927
Encore Acquisition Company	7.250%	12/1/17	1,030	989
Exco Resources, Inc.	7.250%	1/15/11	2,153	2,067
Kerr-Mcgee Corporation	6.950%	7/1/24	2,500	2,513
Mariner Energy Inc.	7.500%	4/15/13	1,070	1,030	A
Pacific Energy Partners	7.125%	6/15/14	510	515
Parker Drilling Company	9.625%	10/1/13	2,578	2,797
Petrohawk Energy Corporation	9.125%	7/15/13	1,480	1,473	A
Plains Exploration & Production Company	7.125%	6/15/14	1,340	1,320
Pogo Producing Company	7.875%	5/1/13	120	120	A
Pogo Producing Company	6.875%	10/1/17	2,995	2,774
Pride International, Inc.	7.375%	7/15/14	1,890	1,899
SemGroup, L.P.	8.750%	11/15/15	2,890	2,876	A
SESI, L.L.C.	6.875%	6/1/14	120	115	A
Stone Energy Corporation	8.250%	12/15/11	315	318
Stone Energy Corporation	6.750%	12/15/14	1,550	1,556
Suburban Propane Partners LP	6.875%	12/15/13	5,860	5,479
Whiting Petroleum Corporation	7.000%	2/1/14	2,120	2,003

				57,563

	Rate	Maturity Date	Par/Shares	Value
Paper and Forest Products — 1.7%
Appleton Papers Inc.	9.750%	6/15/14	3,635	3,671
Georgia-Pacific Corp.	7.700%	6/15/15	770	735
Glatfelter	7.125%	5/1/16	580	573	A
NewPage Corporation	12.000%	5/1/13	5,400	5,589

				10,568

Personal Products — 0.1%
Playtex Products, Inc.	8.000%	3/1/11	865	895

Pet Products — 0.2%
Nutro Products Inc.	9.230%	10/15/13	315	321	A,E
Nutro Products Inc.	10.750%	4/15/14	680	699	A

				1,020

Pharmaceuticals — 0.6%
Leiner Health Products Inc.	11.000%	6/1/12	3,305	3,127
Omnicare, Inc.	6.875%	12/15/15	300	285

				3,412

Printing and Copying Services — 0.3%
Xerox Corporation	6.400%	3/15/16	2,180	2,057

Real Estate — 1.1%
Forest City Enterprises, Inc.	7.625%	6/1/15	255	257
Forest City Enterprises, Inc.	6.500%	2/1/17	2,010	1,879
Kimball Hill, Inc.	10.500%	12/15/12	1,535	1,420
Ventas, Inc.	8.750%	5/1/09	1,616	1,697
Ventas, Inc.	9.000%	5/1/12	762	835
Ventas, Inc.	6.625%	10/15/14	290	281

				6,369

Rental and Lease Services — 1.9%
Avis Budget Car Rental LLC	7.625%	5/15/14	400	388	A
Hertz Corporation	8.875%	1/1/14	1,860	1,906	A
Hertz Corporation	10.500%	1/1/16	4,210	4,463	A
NationsRent Inc.	9.500%	10/15/10	3,134	3,338
NationsRent Inc.	9.500%	5/1/15	1,205	1,274

				11,369

Retail — 2.4%
American Greetings Corporation	7.375%	6/1/16	235	236
Brookstone Company Inc.	12.000%	10/15/12	2,030	1,787	A
El Pollo Loco, Inc.	11.750%	11/15/13	2,401	2,743	A
FTD, Inc.	7.750%	2/15/14	1,525	1,502
J.C. Penney Company, Inc.	6.875%	10/15/15	1,055	1,088
Neiman Marcus Group, Inc.	9.000%	10/15/15	3,450	3,605	A
Norcraft Companies	9.000%	11/1/11	3,755	3,821

				14,782

Special Purpose — 10.4%
AAC Group Holding Corp.	0.000%	10/1/12	4,510	3,518	B
Denny’s Holdings, Inc.	10.000%	10/1/12	1,240	1,234
Di Finance Corporation	9.500%	2/15/13	4,490	4,670
DIRECTV Finance Co., Inc.	6.375%	6/15/15	2,060	1,900
Dow Jones CDX HY	8.125%	6/29/11	18,720	18,345	A,G
Ford Motor Credit Company	7.000%	10/1/13	3,000	2,582
H & E Equipment Services LLC	11.125%	6/15/12	3,845	4,246
H-Lines Finance Holding Corp.	0.000%	4/1/13	1,671	1,433	B
Hexion U. S. Finance Corporation	9.000%	7/15/14	2,852	2,888
Milacron Escrow Corporation	11.500%	5/15/11	5,464	5,068
Norcraft Holdings LP	0.000%	9/1/12	295	239	B
Rainbow National Services LLC	8.750%	9/1/12	1,373	1,442	A
Rainbow National Services LLC	10.375%	9/1/14	2,060	2,281	A
Reynolds American Inc.	6.500%	7/15/10	1,330	1,287	A
UCAR Finance Inc.	10.250%	2/15/12	1,636	1,726
UGS Corporation	10.000%	6/1/12	2,935	3,155
Vanguard Health Holding Company I, LLC	0.000%	10/1/15	1,861	1,312	C
Vanguard Health Holding Company II, LLC	9.000%	10/1/14	5,089	5,076
Visant Holding Corp.	8.750%	12/1/13	1,230	1,187	A

				63,589

Steel Products — 1.6%
Chaparral Steel Company	10.000%	7/15/13	3,120	3,401
CitiSteel USA, Inc.	12.490%	9/1/10	2,920	3,015	E
CitiSteel USA, Inc.	15.000%	10/1/10	600	600	A,C
Rathgibson Inc.	11.250%	2/15/14	2,695	2,776	A

				9,792

Telecommunications — 3.9%
Cincinnati Bell Inc.	7.000%	2/15/15	2,257	2,127
Cincinnati Bell Inc.	6.300%	12/1/28	1,070	926
Citizens Communications Company	9.000%	8/15/31	2,600	2,632
Hawaiian Telcom Communications, Inc.	12.500%	5/1/15	5,970	6,254

	Rate	Maturity Date	Par/Shares	Value
Qwest Communications International Inc.	8.670%	2/15/09	720	734	E
Qwest Communications International Inc.	7.250%	2/15/11	2,652	2,572
Qwest Communications International Inc.	7.500%	2/15/14	3,102	3,024
Qwest Corporation	7.875%	9/1/11	2,180	2,207
Windstream Corp.	8.625%	8/1/16	3,515	3,594	A

				24,070

Telecommunications (Cellular/Wireless) — 0.9%
Rural Cellular Corporation	9.875%	2/1/10	3,965	4,079
Ubiquitel Operating Company	9.875%	3/1/11	1,250	1,359

				5,438

Transportation — 4.1%
American Airlines, Inc.	7.800%	10/1/06	4,940	4,946
American Commercial Lines LLC	9.500%	2/15/15	1,161	1,272
Continental Airlines, Inc.	7.568%	12/1/06	3,474	3,465
Gulfmark Offshore, Inc.	7.750%	7/15/14	2,250	2,194
Horizon Lines, LLC	9.000%	11/1/12	2,656	2,696
Kansas City Southern Railway	7.500%	6/15/09	1,400	1,400
Progress Rail Corp.	8.500%	4/1/12	2,040	2,203	A
United Air Lines, Inc.	7.811%	10/1/09	933	972
United Air Lines, Inc.	7.032%	10/1/10	1,537	1,554
United Air Lines, Inc.	7.186%	10/1/12	4,040	4,071

				24,773

Total Corporate Bonds and Notes (Identified Cost — $527,343)				518,819

Mortgage-Backed Securities — 0.1%
Blackrock Capital Finance L.P. 1996-R1	9.515%	9/25/26	1,013	608
Ocwen Residential Mortgage Corporation 1998-R1	7.000%	10/25/40	318	32

Total Mortgage-Backed Securities (Identified Cost — $869)				640

Yankee BondsH — 9.7%
Cable — 1.0%
Rogers Cable Inc.	5.500%	3/15/14	1,650	1,465
Rogers Cable Inc.	6.750%	3/15/15	4,540	4,324

				5,789

Chemicals — 1.1%
Montell Finl Co Bv	8.100%	3/15/27	4,600	4,163	A
Nell Af SARL	8.375%	8/15/15	2,330	2,240	A

				6,403

Electric — 0.3%
AES China Generating Co., Ltd.	8.250%	6/26/10	1,580	1,563

Foreign Governments — 0.1%
Federative Republic of Brazil	8.000%	1/15/18	420	443

Media — 1.1%
Kabel Deutschland GmbH	10.625%	7/1/14	3,855	4,067	A
Quebecor Media Inc.	7.750%	3/15/16	3,650	3,577	A

				7,644

Oil and Gas — 0.8%
Utilicorp Canada Finance Corp	7.750%	6/15/11	1,330	1,377
Western Oil Sands Inc.	8.375%	5/1/12	3,285	3,490

				4,867

Paper and Forest Products — 0.5%
Domtar Inc.	7.875%	10/15/11	1,030	968
Domtar Inc.	5.375%	12/1/13	2,350	1,904

				2,872

Pharmaceuticals — 0.2%
Angiotech Pharmaceuticals, Inc.	7.750%	4/1/14	1,310	1,251	A

Printing and Copying Services — 0.2%
Quebecor World Capital Corp.	8.750%	3/15/16	1,120	1,022	A

Semiconductor Equipment and Production — 0.4%
Magnachip Semiconductor S.A.	8.000%	12/15/14	3,080	2,556

Services — 0.3%
Compagnie Generale de Geophysique SA (CGG)	7.500%	5/15/15	1,870	1,828

Special Purpose — 0.1%
MDP Acquisitions PLC	9.625%	10/1/12	475	489

Telecommunications — 2.3%
Intelsat Bermuda Ltd.	7.625%	4/15/12	3,570	2,945
Intelsat Bermuda Ltd.	9.250%	6/15/16	2,385	2,463	A
Intelsat Bermuda Ltd.	11.250%	6/15/16	4,320	4,428	A
Nordic Telephone Company Holding ApS	8.875%	5/1/16	1,370	1,408	A
Wind Acquisition Finance SA	10.750%	12/1/15	2,605	2,768	A

				14,012

	Rate	Maturity Date	Par/Shares		Value
Telecommunications (Cellular/Wireless) — 0.2%
Rogers Wireless Inc.	7.250%	12/15/12	1,060		1,068

Transportation — 1.1%
Grupo Transportacion Ferroviaria Mexicana, S.A de C.V. (TFM)	9.375%	5/1/12	1,930		2,055
OMI Corporation	7.625%	12/1/13	2,779		2,772
Teekay Shipping Corporation	8.875%	7/15/11	1,597		1,673

					6,500

Total Yankee Bonds (Identified Cost — $59,952)					58,307

Common Stocks — N.M.
Washington Group International, Inc.			0.3	shs	17	I

Preferred Shares — 0.1%
Chespeake Energy Corporation	6.250%		3		661
ION Media Networks, Inc.	14.250%		0.2		1,522	C

Total Preferred Shares (Identified Cost — $1,977)					2,183

Warrants — N.M.
Next Generation Network, Inc. (Identified Cost — $0)			3	wts	N.M	.I

Total Long-Term Securities (Identified Cost — $590,141)					579,966

Short-Term Securities — 5.0%

Repurchase Agreements — 5.0%
Goldman, Sachs & Company
5.21%, dated 6/30/06, to be repurchased at $30,412 on 7/3/06 (Collateral: $32,300 Federal Home Loan Bank bonds, 4%, due 10/29/09, value $31,008)			$30,399		30,399

Total Short-Term Securities (Identified Cost — $30,399)					30,399

Total Investments — 100.0% (Identified Cost — $620,540)					610,365
Other Assets Less Liabilities — N.M.					208

Net Assets — 100.0%					$610,573

Net Asset Value Per Share:
Institutional Class					$10.19

A	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 21.9% of net assets.
B	Stepped Coupon Security — A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
C	Pay-in-kind (“PIK”) Security — A bond in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
D	Convertible Security — The security may be converted into the issuer’s common stock.
E	Indexed Security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”). The coupon rates are the rates as of June 30, 2006.
F	Unit — A security which consists of a bond and warrants to purchase to the common stock of the issuer.
G	Certificates are linked to a portfolio of Repurchase Agreements and Credit Default Swap Agreements.
H	Yankee Bond — A dollar-denominated bond issued in the U.S. by foreign entities.
I	Non-income producing.

N.M. — Not meaningful.

Portfolio of Investments

June 30, 2006 (Unaudited)

(Amounts in thousands)

Western Asset Non-U.S. Opportunity Bond Portfolio

	Rate	Maturity Date	ParA	Value
Long-Term Securities — 81.5%

Australian Dollar — 16.3%
Government Obligations — 16.3%
Commonwealth of Australia	6.500%	5/15/13	11,020	$8,522
Commonwealth of Australia	6.250%	4/15/15	2,400	1,841
Queensland Treasury Corp	6.000%	6/14/11	9,100	6,786	B

Total Australian Dollar				17,149

British Sterling — 12.5%
Corporate Bonds and Notes — 9.8%
Banking and Finance — 4.2%
European Investment Bank	4.250%	12/7/10	2,280	4,077
Landesbank Hessen-Thueringen Girozentrale	5.375%	3/7/12	200	375

				4,452

Diversified Financial Services — 5.6%
Irish Nationwide Building Society	5.875%	12/15/08	200	374
Network Rail MTN Finance PLC	4.875%	3/6/09	3,000	5,516

				5,890

Total Corporate Bonds and Notes				10,342

Government Obligations — 2.7%
United Kingdom of Great Britain and Northern Ireland	8.000%	6/7/21	960	2,405
United Kingdom Treasury Bond	4.750%	9/7/15	230	426

Total Government Obligations				2,831

Total British Sterling				13,173

Canadian Dollar — 11.1%
Government Obligations — 11.1%
Canadian Real Return Bond	4.500%	6/1/15	12,428	11,067	B
Canadian Real Return Bond	4.000%	12/1/31	430	550	B

Total Canadian Dollar				11,617

Danish Krone — 7.2%
Corporate Bonds and Notes — 4.2%
Banking and Finance — 4.2%
Nordea Kredit Realkreditaktieselskab	4.000%	10/1/35	6,466	1,006
Nykredit Realkredit AS	4.000%	10/1/38	7,176	1,104
Realkredit Danmark AS	4.000%	10/1/38	15,139	2,325

Total Corporate Bonds and Notes				4,435

Government Obligations — 3.0%
Kingdom of Denmark	5.000%	11/15/13	17,460	3,169

Total Danish Krone				7,604

Euro — 19.8%
Corporate Bonds and Notes — 8.1%
Banking and Finance — 0.2%
BAWAG P.S.K.	4.350%	5/28/13	136	171

Banks — 2.4%
Bank Nederlandse Gemeenten NV	5.625%	10/25/10	1,850	2,522

Diversified Financial Services — 2.3%
Kreditanstalt fuer Wiederaufbau	5.250%	1/4/10	1,800	2,406

Investment Banking/Brokerage — 3.2%
Caisse de Refinancement L’ Habitat	4.200%	4/25/11	2,000	2,584
Morgan Stanley	3.069%	7/20/12	600	766	C

				3,350

Total Corporate Bonds and Notes				8,449

U.S. Government and Agency Obligations — 1.2%
Freddie Mac	5.750%	9/15/10	900	1,228

Government Obligations — 10.5%
Federal Republic of Germany	3.500%	10/10/08	2,430	3,098
Federal Republic of Germany	3.750%	1/4/15	104	130
Federal Republic of Germany	4.750%	7/4/34	800	1,092
Kingdom of Spain	5.750%	7/30/32	1,970	3,056
Kingdom of the Netherlands	5.500%	1/15/28	1,270	1,888
Republic of France	4.000%	4/25/55	1,500	1,791	B

Total Government Obligations				11,055

Total Euro				20,732

	Rate	Maturity Date	ParA	Value
Japanese Yen — 9.8%
Corporate Bonds and Notes — 9.8%
Banking and Finance — 9.8%
Development Bank of Japan	1.600%	6/20/14	550,000	4,734
Development Bank of Japan	2.300%	3/19/26	300,000	2,544
Japan Finance Corporation for Municipal Enterprises	1.350%	11/26/13	349,000	2,966

Total Japanese Yen				10,244

Norwegian Krone — 1.1%
Government Obligations — 1.1%
Kingdom of Norway	6.500%	5/15/13	3,580	649
Kingdom of Norway	5.000%	5/15/15	2,820	476

Total Norwegian Krone				1,125

Polish Zloty — 3.1%
Government Obligations — 3.1%
Republic of Poland	5.000%	10/24/13	4,550	1,389
Republic of Poland	6.250%	10/24/15	5,810	1,896

Total Polish Zloty				3,285

South African Rand — 0.6%
Government Obligations — 0.6%
Republic of South Africa	8.750%	12/21/14	4,540	639

Total Long-Term Securities (Identified Cost — $81,906)				85,568

Short-Term Securities — 11.2%

Repurchase Agreements — 11.2%
Goldman, Sachs & Company
5.21%, dated 6/30/06, to be repurchased at $11,687 on 7/3/06 (Collateral: $12,595 Fannie Mae notes, 4.375%, due 7/17/13, value $11,915)			$11,682	11,682

Total Short-Term Securities (Identified Cost — $11,682)				11,682

Total Investments — 92.6% (Identified Cost — $93,588)				97,250
Other Assets Less Liabilities — 7.4%				7,777

Net Assets — 100.0%				$105,027

Net Asset Value Per Share:
Institutional Class				$9.32

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts Purchased
U.K. Treasury Bond Futures	September 2006	42	$(103)

Futures Contract Written
Australian Treasury Bond Futures	September 2006	8	$5
Bundesobligation Futures	September 2006	37	21
Bundesobligation Futures	September 2006	29	21

			$47

Settlement Date	Contract to				Unrealized Gain/(Loss)
	ReceiveD		DeliverD
8/8/06	AUD	9,158	EUR	5,308	$—
8/8/06	AUD	36,815	USD	27,426	(88)
8/8/06	CAD	1,100	USD	997	(11)
8/8/06	DKK	14,501	USD	2,421	70
8/8/06	EUR	10,781	AUD	18,316	106
8/8/06	EUR	9,544	DKK	71,230	(4)
8/8/06	EUR	7,296	NOK	57,270	64
8/8/06	EUR	2,612	PLN	10,136	79
8/8/06	EUR	1,910	USD	2,421	26
8/8/06	EUR	1,256	ZAR	10,080	101
8/8/06	GBP	3,950	USD	7,134	169
8/8/06	JPY	287,700	USD	2,550	(21)
8/8/06	NOK	40,876	EUR	5,200	(41)
8/8/06	NOK	15,415	USD	2,435	47
8/8/06	USD	41,784	AUD	56,121	110
8/8/06	USD	12,902	CAD	14,609	(201)
8/8/06	USD	4,379	DKK	26,146	(112)
8/8/06	USD	37,915	EUR	30,329	(945)
8/8/06	USD	21,482	GBP	12,012	(725)
8/8/06	USD	14,863	JPY	1,658,875	281
8/8/06	USD	3,242	NOK	20,419	(45)
8/8/06	USD	1,724	PLN	5,291	60
8/8/06	USD	775	ZAR	4,929	86
8/8/06	ZAR	5,040	EUR	588	(25)
8/8/06	ZAR	2,464	USD	370	(25)

					$(1,044)

A	Securities are grouped by the currencies in which they were issued, and the par amounts are also in the issuance currency of the security.
B	Inflation-Protected Security — A security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.
C	Indexed Security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”). The coupon rates are the rates as of June 30, 2006.
D	Definitions of currency abbreviations:

AUD — Australian dollar

CAD — Canadian dollar

DKK — Danish krona

EUR — Euro

GBP — British pound

JPY — Japanese yen

NOK — Norwegian krone

PLN — Polish zloty

USD — United States dollar

ZAR — South African rand

Swap Agreements

The Funds may invest in different types of swap agreements. Currently, the Funds hold credit default and interest rate swap contracts (denoted in the table below by a superscript 1 or 2, respectively). Credit default swap contracts represent the exchange of commitments to provide a level of credit protection for a commitment to receive interest at a fixed rate based on the potential risk of default of the underlying issuer. The relevant underlying issuer for credit default swap contracts is listed in a parenthetical reference following the agreement counterparty. Interest rate swap contracts involve the exchange of commitments to pay and receive interest based on a notional principal amount.

WESTERN ASSET LIMITED DURATION BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG (RSHB Capital, 7.175%, due 5/16/13)[1]	July 20, 2007	Specified amount upon credit event notice A	0.87% Quarterly	$200	$1

				$200	$1

WESTERN ASSET INTERMEDIATE BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG (Apache Corporation, 6.251%, due 4/15/12)[1]	March 20, 2010	Specified amount upon credit event noticeB	0.36% Quarterly	$2,275	$(20)
Deutsche Bank AG (RSHB Capital, 7.175%, due 5/16/13)[1]	July 20, 2007	Specified amount upon credit event noticeA	0.87% Quarterly	1,600	7
Deutsche Bank AG (RSHB Capital, 7.175%, due 5/16/13)[1]	July 20, 2007	Specified amount upon credit event noticeA	0.90% Quarterly	500	2
Deutsche Bank AG (Freddie Mac, 5.00%, due 7/15/14)[1]	March 20, 2015	Specified amount upon credit event noticeA	0.29% Quarterly	2,400	29
Lehman Brothers Holdings Inc. (Dynegy Holdings, 8.75%, due 2/15/12)[1]	April 23, 2007	Specified amount upon credit event noticeA	3.00% Quarterly	2,200	78
The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4)[1]	June 20, 2012	Specified amount upon credit event noticeB	1.00% Quarterly	9,640	67

				$18,615	$163

WESTERN ASSET INTERMEDIATE PLUS BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG (Apache Corporation, 6.251%, due 4/15/12)[1]	March 20, 2015	Specified amount upon credit event notice B	0.36% Quarterly	$100	$(1)
Deutsche Bank AG (RSHB Capital, 7.175%, due 5/16/13)[1]	July 20, 2007	Specified amount upon credit event notice A	0.87% Quarterly	200	1
Deutsche Bank AG (RSHB Capital, 7.175%, due 5/16/13)[1]	July 20, 2007	Specified amount upon credit event notice A	0.90% Quarterly	100	0
Deutsche Bank AG (Republic of Brazil, 12.25%, due 3/06/30)[1]	June 20, 2011	Specified amount upon credit event notice A	2.07% Quarterly	170	3
JP Morgan Chase & Co. (Countrywide Home Loans, 5.625%, due 7/15/09)[1]	June 20, 2010	Specified amount upon credit event notice A	0.58% Quarterly	200	1
Merrill Lynch & Co., Inc. (iBoxx HY3)[1]	December 20, 2009	Specified amount upon credit event notice B	3.75% Quarterly	388	12
The Goldman Sachs Group, Inc. (iBoxx HY2)[1]	September 20, 2009	Specified amount upon credit event notice B	4.30% Quarterly	240	10

				$1,398	$26

WESTERN ASSET CORE BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns, Inc. (Ford Motor Credit Company, 7.00%, due 10/1/13 )[1]	June 20, 2010	Specified amount upon credit event noticeA	4.83% Quarterly	$12,500	$27
Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M8 1-Month LIBORC + 160 bpD, due 6/25/35)[1]	April 25, 2035	1.28% Monthly	Specified amount upon credit event noticeE	784	2
Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M9 1-Month LIBORC + 250 bpD, due 6/25/35)[1]	April 25, 2035	2.05% Monthly	Specified amount upon credit event noticeE	784	5
Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M8 1-Month LIBORC + 138 bpD, due 2/25/35)[1]	February 25, 2035	1.31% Monthly	Specified amount upon credit event noticeE	784	(0.1)
Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M9 1-Month LIBORC + 220 bpD, due 2/25/35)[1]	February 25, 2035	2.06% Monthly	Specified amount upon credit event noticeE	784	6
Credit Suisse First Boston USA (Aegis Asset-Backed Securities Trust 2004-4 B2 1-Month LIBORC + 190 bpD, due 10/25/34)[1]	October 25, 2034	1.37% Monthly	Specified amount upon credit event noticeE	1,046	(1)
Credit Suisse First Boston USA (Aegis Asset-Backed Securities Trust 2005 B2 1-Month LIBORC + 130 bpD, due 3/25/35)[1]	March 25, 2035	1.31% Quarterly	Specified amount upon credit event noticeE	784	1
Credit Suisse First Boston USA (Aegis Asset-Backed Securities Trust 2005 B3 1-Month LIBORC + 200 bpD, due 3/25/35)[1]	March 25, 2035	2.18% Quarterly	Specified amount upon credit event noticeE	784	4
Credit Suisse First Boston USA (Argent Securities Inc. 2004-W4 M3 1-Month LIBORC + 300 bpD, due 3/25/34)[1]	March 25, 2034	2.2% Monthly	Specified amount upon credit event noticeE	1,046	3
Credit Suisse First Boston USA (Argent Securities Inc, 2004-W11 M9 1-Month LIBORC + 225 bpD, due 11/25/34)[1]	November 25, 2034	1.33% Monthly	Specified amount upon credit event noticeE	784	0.4
Credit Suisse First Boston USA (Argent Securities Inc, 2004-W11 M10 1-Month LIBORC + 350 bpD, due 11/25/34)[1]	November 25, 2034	2.15% Monthly	Specified amount upon credit event noticeE	784	4
Credit Suisse First Boston USA (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2010	Specified amount upon credit event noticeB	1.4% Quarterly	6,500	(194)
Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M8 1-Month LIBORC + 180 bpD, due 11/25/34)[1]	November 25, 2034	1.31% Monthly	Specified amount upon credit event noticeE	784	(1)
Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M9 1-Month LIBORC + 315 bpD, due 11/25/34)[1]	November 25, 2034	2.18% Monthly	Specified amount upon credit event noticeE	784	4
Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A 1-Month LIBORC + 135 bpD, due 1/25/35)[1]	January 25, 2035	1.31% Monthly	Specified amount upon credit event noticeE	784	2
Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A 1-Month LIBORC + 100 bpD, due 1/25/35)[1]	January 25, 2035	2.08% Monthly	Specified amount upon credit event noticeE	784	6
Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed Trust 2004-C M8, 1-Month LIBORC + 190 bpD, due 3/25/35)[1]	March 25, 2035	1.28% Monthly	Specified amount upon credit event noticeE	784	1
Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed Trust 2004-C M9, 1-Month LIBORC + 325 bpD, due 3/25/35)[1]	March 25, 2035	2.05% Monthly	Specified amount upon credit event noticeE	784	6
Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2004-1 M9 1-Month LIBORC + 350 bpD, due 2/25/34)[1]	February 25, 2034	2.15% Monthly	Specified amount upon credit event noticeE	1,046	3

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M8 1-Month LIBORC + 170 bpD, due 2/25/35)[1]	February 25, 2035	1.31% Monthly	Specified amount upon credit event noticeE	784	2
Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M9 1-Month LIBORC + 275 bpD, due 2/25/35)[1]	February 25, 2035	2.08% Monthly	Specified amount upon credit event noticeE	784	5
Credit Suisse First Boston USA (MASTR Asset-Backed Securities Trust 2005-NC1 M8 1-Month LIBORC + 153 bpD, due 12/25/34)[1]	December 25, 2034	1.31% Monthly	Specified amount upon credit event noticeE	784	(0.1)
Credit Suisse First Boston USA (MASTR Asset-Backed Securities Trust 2005-NC1 M9 1-Month LIBORC + 240 bpD, due 12/25/34)[1]	December 25, 2034	2.08% Monthly	Specified amount upon credit event noticeE	784	6
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2004-WMC4 B3 1-Month LIBORC + 375 bpD, due 4/25/35)[1]	April 25, 2035	2.15% Monthly	Specified amount upon credit event noticeE	1,046	3
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-WMC1 B2 1-Month LIBORC + 135 bpD, due 9/25/35)[1]	September 25, 2035	1.28% Monthly	Specified amount upon credit event noticeE	784	0.4
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-WMC1 B3 1-Month LIBORC + 225 bpD, due 9/25/35)[1]	September 25, 2035	2.05% Monthly	Specified amount upon credit event noticeE	784	7
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-NC1 B2 1-Month LIBORC + 130 bpD, due 10/25/35)[1]	October 25, 2035	1.28% Monthly	Specified amount upon credit event noticeE	784	1
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-NC1 B3 1-Month LIBORC + 205 bpD, due 10/25/35)[1]	October 25, 2035	2.05% Monthly	Specified amount upon credit event noticeE	784	6
Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B2 1-Month LIBORC + 130 bpD, due 1/25/35)[1]	January 25, 2035	1.31% Monthly	Specified amount upon credit event noticeE	784	1
Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B3 1-Month LIBORC + 215 bpD, due 1/25/35)[1]	January 25, 2035	2.18% Monthly	Specified amount upon credit event noticeE	784	3
Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2004-2 M9 1-Month LIBORC + 325 bpD, due 8/25/34)[1]	August 25, 2034	2.15% Monthly	Specified amount upon credit event noticeE	1,046	5
Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M8 1-Month LIBORC + 140 bpD, due 3/25/35)[1]	March 25, 2035	1.31% Monthly	Specified amount upon credit event noticeE	784	1
Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M9 1-Month LIBORC + 205 bpD, due 3/25/35)[1]	March 25, 2035	2.18% Monthly	Specified amount upon credit event noticeE	784	4
Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-1 B2 1-Month LIBORC + 135 bpD, due 6/25/35)[1]	June 25, 2035	1.28% Monthly	Specified amount upon credit event noticeE	784	0.4
Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-4 B3 1-Month LIBORC + 195 bpD, due 6/25/35)[1]	June 25, 2035	2.05% Monthly	Specified amount upon credit event noticeE	784	6
Credit Suisse First Boston USA (Park Place Securities Inc. 2005-WCH1 M8 1-Month LIBORC + 155 bpD, due 1/25/36)[1]	January 25, 2036	1.36% Monthly	Specified amount upon credit event noticeE	784	1
Credit Suisse First Boston USA (Park Place Securities Inc. 2005-WCH1 M9 1-Month LIBORC + 250 bpD, due 1/25/36)[1]	January 25, 2036	2.18% Monthly	Specified amount upon credit event noticeE	784	4
Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2004-1 M6 1-Month LIBORC + 230 bpD, due 6/25/34)[1]	June 25, 2034	1.37% Quarterly	Specified amount upon credit event noticeE	1,046	(0.2)
Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1 1-Month LIBORC + 165 bpD, due 1/25/35)[1]	January 25, 2035	1.258% Monthly	Specified amount upon credit event noticeE	784	1

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1 B3 1-Month LIBORC + 260 bpD, due 1/25/35)[1]	January 25, 2035	2.05% Monthly	Specified amount upon credit event noticeE	784	6
Credit Suisse First Boston USA (iBoxx IG Hi-Vol2)[1]	September 20, 2009	1.15% Quarterly	Specified amount upon credit event noticeE	24,167	(168)
Deutsche Bank AG (Apache Corporation, 6.25%, due 4/15/12)[1]	March 20, 2015	Specified amount upon credit event noticeB	0.36% Quarterly	1,170	(10)
Deutsche Bank AG (Dynegy Holdings, 8.75%, due 2/15/12)[1]	May 1, 2007	Specified amount upon credit event noticeA	5.25% Quarterly	3,340	181
Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2010	Specified amount upon credit event noticeA	1.25% Quarterly	1,100	(38)
Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2015	Specified amount upon credit event noticeA	1.67% Quarterly	1,300	(131)
Deutsche Bank AG (Fannie Mae, 6.00%, due 5/15/11)[1]	December 20, 2009	Specified amount upon credit event noticeA	0.215% Quarterly	11,700	64
Deutsche Bank AG (Ford Motor Credit Company, 7.00%, due 10/1/13)[1]	December 20, 2010	Specified amount upon credit event noticeA	5.05% Quarterly	17,100	122
Deutsche Bank AG (Ford Motor Credit Company, 7.45%, due 7/16/31)[1]	March 20, 2015	Specified amount upon credit event noticeA	2.93% Quarterly	1,700	(392)
Deutsche Bank AG (Freddie Mac, 5.00%, due 7/15/14)[1]	March 20, 2015	Specified amount upon credit event noticeA	0.29% Quarterly	15,600	186
Deutsche Bank AG (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	March 20, 2007	Specified amount upon credit event noticeA	2.28% Quarterly	5,000	13
Deutsche Bank AG (General Motors Acceptance Corporation, 8.375%, due 7/15/33)[1]	March 20, 2015	Specified amount upon credit event noticeB	3.51% Quarterly	1,700	(317)
Deutsche Bank AG (iBoxx IG TMT)[1]	March 20, 2009	0.6% Quarterly	Specified amount upon credit event noticeE	7,400	(64)
Deutsche Bank AG (iBoxx 30 Hi-Vol)[1]	March 20, 2009	1.25% Quarterly	Specified amount upon credit event noticeE	7,153	(0.5)
Deutsche Bank AG (iBoxx IG Hi-Vol)[1]	March 20, 2009	Specified amount upon credit event noticeB	1.25% Quarterly	9,415	64
Deutsche Bank AG (iBoxx IG Hi-Vol2)[1]	September 20, 2014	Specified amount upon credit event noticeB	1.3% Quarterly	8,043	23
Deutsche Bank AG2	October 5, 2008	3-month LIBORC	4.6545% Semi-annually	115,540	(2,359)
Deutsche Bank AG2	June 17, 2010	3-month LIBORC	4.3132% Semi-annually	31,430	(1,449)
Deutsche Bank AG2	October 11, 2010	3-month LIBORC	4.7077% Semi-annually	206,791	(7,223)
JP Morgan Chase & Co. (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	September 20, 2010	Specified amount upon credit event noticeA	6% Quarterly	10,500	(723)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers Holdings Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	May 1, 2007	Specified amount upon credit event noticeA	5.25% Quarterly	10,000	342
Lehman Brothers Holdings Inc. (iBoxx IG Hi-Vol2)[1]	September 20, 2009	1.15% Quarterly	Specified amount upon credit event noticeE	8,507	(17)
Lehman Brothers Holdings Inc. (iBoxx IG Hi-Vol3)[1]	March 20, 2010	1.05% Quarterly	Specified amount upon credit event noticeE	773	(2)
Lehman Brothers Holdings Inc.[2]	October 7, 2007	3-month LIBORC	4.6012% Semi-Annually	630	(8)
Merrill Lynch & Co., Inc. (Pacific Gas & Electric Co., 4.80%, due 3/1/14)[1]	June 20, 2009	Specified amount upon credit event noticeB	0.42% Quarterly	2,100	15
RBS Greenwich (DSLA Mortgage Loan Trust 2005-AR5 1-Month LIBOR C + 175 bpD, due 8/19/45)[1]	August 19, 2045	4.5% Monthly	Specified amount upon credit event noticeE	1,298	36
RBS Greenwich (Ford Motor Credit Company, 7.00%, due 10/1/13)[1]	December 20, 2010	Specified amount upon credit event noticeA	4.26% Quarterly	25,000	(451)
RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/12/12)[1]	June 20, 2010	Specified amount upon credit event noticeA	4.53% Quarterly	15,000	941
RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	June 20, 2010	Specified amount upon credit event noticeA	4.68% Quarterly	25,000	1,686
RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	September 20, 2010	Specified amount upon credit event noticeA	5.75% Quarterly	7,500	787
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event noticeA	6.8% Quarterly	5,900	(254)
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event noticeA	7.1% Quarterly	5,800	(202)
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	September 20, 2010	Specified amount upon credit event noticeA	7.7% Quarterly	12,500	(262)
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event noticeA	8.4% Quarterly	12,500	6
RBS Greenwich (Harborview Mortgage Loan Trust 2005-12 1-Month LIBORC + 175 bpD, due 10/19/35)[1]	October 19, 2035	2.5% Monthly	Specified amount upon credit event noticeE	1,299	40
RBS Greenwich (IndyMac Index Mortgage Loan Trust 2005-AR18 1-Month LIBORC + 125 bpD, due 10/25/36)[1]	October 25, 2036	2.7% Monthly	Specified amount upon credit event noticeE	1,397	53
RBS Greenwich (Time Warner Inc., 6.875%, due 5/1/12)[1]	September 20, 2010	Specified amount upon credit event noticeA	0.47% Quarterly	5,000	28
RBS Greenwich (Time Warner Inc., 6.875%, due 5/1/12)[1]	December 20, 2010	Specified amount upon credit event noticeA	0.5% Quarterly	12,500	69
RBS Greenwich (Washington Mutual 2005-AR11 1-Month LIBORC + 120 bpD, due 8/25/45)[1]	August 25, 2045	2.55% Monthly	Specified amount upon credit event noticeE	570	14
RBS Greenwich (iBoxx IG Hi-Vol3)[1]	March 20, 2010	1.05% Quarterly	Specified amount upon credit event noticeE	17,303	239

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
RBS Greenwich (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeB	0.9% Quarterly	36,300	411
RBS Greenwich (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeB	0.9% Quarterly	11,800	182
RBS Greenwich (iBoxx IG Hi-Vol6)[1]	June 20, 2011	Specified amount upon credit event noticeB	0.8% Quarterly	29,200	90
The Goldman Sachs Group, Inc. (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2015	Specified amount upon credit event noticeA	1.67% Quarterly	1,400	(141)
The Goldman Sachs Group, Inc. (Ford Motor Credit Company, 7.00%, due 10/1/13)[1]	June 20, 2010	Specified amount upon credit event noticeA	4.75% Quarterly	1,900	(0.3)
The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	June 20, 2010	Specified amount upon credit event notice A	6% Quarterly	5,000	544
The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 7.125%, due 7/15/13 )[1]	June 20, 2010	Specified amount upon credit event noticeA	8.95% Quarterly	5,000	77
The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 8.375%, due 7/15/33)[1]	September 20, 2010	Specified amount upon credit event noticeA	6% Quarterly	18,500	(1,274)
The Goldman Sachs Group, Inc. (iBoxx IG Fin 3)[1]	March 20, 2010	Specified amount upon credit event noticeB	0.5% Quarterly	5,200	27
The Goldman Sachs Group, Inc. (iBoxx IG Fin 3)[1]	March 20, 2015	Specified amount upon credit event noticeB	0.7% Quarterly	5,300	72
The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol3)[1]	March 20, 2010	Specified amount upon credit event noticeB	1.05% Quarterly	48,333	569
The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol3)[1]	March 20, 2010	Specified amount upon credit event noticeB	1.05% Quarterly	16,433	266
The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol3)[1]	March 20, 2010	Specified amount upon credit event noticeB	1.05% Quarterly	32,093	941
The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeB	0.4% Quarterly	17,600	244
The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeB	0.4% Quarterly	45,500	708
The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol5)[1]	December 20, 2010	0.9% Quarterly	Specified amount upon credit event noticeE	30,100	164
The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol6)[1]	June 20, 2011	0.75% Quarterly	Specified amount upon credit event noticeE	29,600	186
The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol6)[1]	June 20, 2011	Specified amount upon credit event noticeB	0.75% Quarterly	59,500	190
The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol6)[1]	June 20, 2011	Specified amount upon credit event noticeB	0.75% Quarterly	39,700	131
The Goldman Sachs Group, Inc.[2]	September 14, 2007	3-month LIBORC	3.215% Semi-annually	26,500	(741)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
The Goldman Sachs Group, Inc.[2]	March 10, 2009	3-month LIBORC	4.360% Semi-annually	54,100	(1,277)
The Goldman Sachs Group, Inc.[2]	March 10, 2011	4.430% Semi-annually	3-month LIBORC	33,300	1,251

				$1,253,449	(6,601)

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc. (Republic of Brazil, 12.25%, due 3/6/30)[1]	June 20, 2011	1.958% Quarterly	Specified amount upon credit event noticeE	$8,700	$98
Bear Stearns, Inc. (Ford Motor Credit Company 7.00%, due 10/1/13 )[1]	June 20, 2010	Specified amount upon credit event notice A	4.83% Quarterly	12,500	27
Bear Stearns, Inc. (GIE PSA Tresorerie, 5.875%, due 9/27/11)[1]	March 20, 2011	0.32% Quarterly	Specified amount upon credit event noticeE	2,620	(15)
Bear Stearns, Inc. (GIE PSA Tresorerie, 5.875%, due 9/27/11)[1]	March 20, 2011	0.32% Quarterly	Specified amount upon credit event noticeE	3,470	(9)
Bear Stearns, Inc. (Renault S.A., 4.625%, due 5/28/10)[1]	March 20, 2011	0.35% Quarterly	Specified amount upon credit event noticeE	790	(1)
Bear Stearns, Inc. (Renault S.A., 4.625%, due 5/28/10)[1]	March 20, 2011	0.36% Quarterly	Specified amount upon credit event noticeE	2,620	(6)
Bear Stearns, Inc. (Renault S.A., 4.625%, due 5/28/10)[1]	March 20, 2011	0.36% Quarterly	Specified amount upon credit event noticeE	2,620	(6)
Bear Stearns, Inc. (Volkswagen International Finance NV, 4.875%, due 5/22/13)[1]	March 20, 2011	0.330% Quarterly	Specified amount upon credit event noticeE	790	(1)
Bear Stearns, Inc. (Volkswagen International Finance NV, 4.875%, due 5/22/13)[1]	March 20, 2011	0.335% Quarterly	Specified amount upon credit event noticeE	2,620	(4)
Bear Stearns, Inc. (Volkswagen International Finance NV, 4.875%, due 5/22/13)[1]	March 20, 2011	0.340% Quarterly	Specified amount upon credit event noticeE	2,620	(4)
Bear Stearns, Inc. (iBoxx HY 3)[1]	December 20, 2010	3.95% Quarterly	Specified amount upon credit event noticeE	8,439	123
Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M8 1-Month LIBOR C + 160 bpD, due 6/25/35)[1]	April 25, 2035	1.28% Monthly	Specified amount upon credit event noticeE	1,122	2
Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M9 1-Month LIBOR C + 250 bpD, due 6/25/35)[1]	April 25, 2035	2.05% Monthly	Specified amount upon credit event noticeE	1,122	7
Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M8, 1-Month LIBOR C + 138 bpD, due 2/25/35)[1]	February 25, 2035	1.31% Monthly	Specified amount upon credit event noticeE	1,122	(0)
Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M9, 1-Month LIBOR C + 220 bpD, due 2/25/35)[1]	February 25, 2035	2.06% Monthly	Specified amount upon credit event noticeE	1,122	8
Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2004-4 B2 1-Month LIBOR C +190 bpD, due 10/25/34)[1]	October 25, 2034	1.37% Monthly	Specified amount upon credit event noticeE	1,494	(2)
Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B2, 1-Month LIBOR C + 130 bpD, due 3/25/35)[1]	March 25, 2035	1.31% Quarterly	Specified amount upon credit event noticeE	1,122	1
Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B3, 1-Month LIBOR C + 200 bpD, due 3/25/35)[1]	March 25, 2035	2.18% Quarterly	Specified amount upon credit event noticeE	1,122	6

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (Argent Securities Inc. 2004-W4 M3 1-Month LIBORC + 300 bpD, due 3/25/34)[1]	March 25, 2034	2.2% Monthly	Specified amount upon credit event noticeE	1,494	4
Credit Suisse First Boston USA (Argent Securities Inc, 2004-W11 M9, 1-Month LIBORC + 225 bpD, due 11/25/34)[1]	November 25, 2034	1.33% Monthly	Specified amount upon credit event noticeE	1,122	1
Credit Suisse First Boston USA (Argent Securities Inc, 2004-W11 M10, 1-Month LIBORC + 350 bpD, due 11/25/34)[1]	November 25, 2034	2.15% Monthly	Specified amount upon credit event noticeE	1,122	5
Credit Suisse First Boston USA (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2010	Specified amount upon credit event notice B	1.4% Quarterly	9,000	(268)
Credit Suisse First Boston USA (Eastman Kodak Company, 7.25%, due 11/15/13 )[1]	September 20, 2010	Specified amount upon credit event notice B	2.32% Quarterly	2,400	(15)
Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M8, 1-Month LIBORC + 180 bpD, due 11/25/34)[1]	November 25, 2034	1.31% Monthly	Specified amount upon credit event noticeE	1,122	(1)
Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M9, 1-Month LIBORC + 315 bpD, due 11/25/34)[1]	November 25, 2034	2.18% Monthly	Specified amount upon credit event noticeE	1,122	5
Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A M8, 1-Month LIBORC + 135 bpD, due 1/25/35)[1]	January 25, 2035	1.31% Monthly	Specified amount upon credit event noticeE	1,122	2
Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1-Month LIBORC + 100 bpD, due 1/25/35)[1]	January 25, 2035	2.08% Monthly	Specified amount upon credit event noticeE	1,122	9
Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M8, 1-Month LIBORC + 190 bpD, due 3/25/35)[1]	March 25, 2035	1.28% Monthly	Specified amount upon credit event noticeE	1,122	2
Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M9, 1-Month LIBORC + 325 bpD, due 3/25/35)[1]	March 25, 2035	2.05% Monthly	Specified amount upon credit event noticeE	1,122	9
Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2004-1 M9, 1-Month LIBORC + 350 bpD, due 2/25/34)[1]	February 25, 2034	2.15% Monthly	Specified amount upon credit event noticeE	1,494	4
Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M8, 1-Month LIBORC + 170 bpD, due 2/25/35)[1]	February 25, 2035	1.31% Monthly	Specified amount upon credit event noticeE	1,122	2
Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M9, 1-Month LIBORC + 275 bpD, due 2/25/35)[1]	February 25, 2035	2.08% Monthly	Specified amount upon credit event noticeE	1,122	8
Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M8, 1-Month LIBORC + 153 bpD, due 12/25/34)[1]	December 25, 2034	1.31% Monthly	Specified amount upon credit event noticeE	1,122	(0)
Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M9, 1-Month LIBORC + 240 bpD, due 12/25/34)[1]	December 25, 2034	2.08% Monthly	Specified amount upon credit event noticeE	1,122	8
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2004-WMC4 B3, 1-Month LIBORC + 375 bpD, due 4/25/35)[1]	April 25, 2035	2.15% Monthly	Specified amount upon credit event noticeE	1,494	4

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-NC1 B2, 1-Month LIBORC + 130 bpD, due 10/25/35)[1]	October 25, 2035	1.28% Monthly	Specified amount upon credit event noticeE	1,122	2
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-NC1 B3, 1-Month LIBORC + 205 bpD, due 10/25/35)[1]	October 25, 2035	2.05% Monthly	Specified amount upon credit event noticeE	1,122	9
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-WMC1 B2, 1-Month LIBORC + 135 bpD, due 9/25/35)[1]	September 25, 2035	1.28% Monthly	Specified amount upon credit event noticeE	1,122	1
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-WMC1 B3, 1-Month LIBORC + 225 bpD, due 9/25/35)[1]	September 25, 2035	2.05% Monthly	Specified amount upon credit event noticeE	1,122	9
Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B2, 1-Month LIBORC + 130 bpD, due 1/25/35)[1]	January 25, 2035	1.31% Monthly	Specified amount upon credit event noticeE	1,122	1
Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B3, 1-Month LIBORC + 215 bpD, due 1/25/35)[1]	January 25, 2035	2.18% Monthly	Specified amount upon credit event noticeE	1,122	5
Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2004-2 M9, 1-Month LIBORC + 325 bpD, due 8/25/34)[1]	August 25, 2034	2.15% Monthly	Specified amount upon credit event noticeE	1,494	8
Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M8, 1-Month LIBORC + 140 bpD, due 3/25/35)[1]	March 25, 2035	1.31% Monthly	Specified amount upon credit event noticeE	1,122	1
Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M9, 1-Month LIBORC + 205 bpD, due 3/25/35)[1]	March 25, 2035	2.18% Monthly	Specified amount upon credit event noticeE	1,122	5
Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-1 B2, 1-Month LIBORC + 135 bpD, due 6/25/35)[1]	June 25, 2035	1.28% Monthly	Specified amount upon credit event noticeE	1,122	1
Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-4 B3, 1-Month LIBORC + 195 bpD, due 6/25/35)[1]	June 25, 2035	2.05% Monthly	Specified amount upon credit event noticeE	1,122	8
Credit Suisse First Boston USA (Park Place Securities Inc. 2005-WCH1 M8, 1-Month LIBORC + 155 bpD, due 1/25/36)[1]	January 25, 2036	1.36% Monthly	Specified amount upon credit event noticeE	1,122	1
Credit Suisse First Boston USA (Park Place Securities Inc. 2005-WCH1 M9, 1-Month LIBORC + 250 bpD, due 1/25/36)[1]	January 25, 2036	2.18% Monthly	Specified amount upon credit event noticeE	1,122	5
Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2004-1 M6, 1-Month LIBORC + 230 bpD, due 6/25/34)[1]	June 25, 2034	1.37% Quarterly	Specified amount upon credit event noticeE	1,494	(0)
Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1, 1-Month LIBORC + 165 bpD, due 1/25/35)[1]	January 25, 2035	1.258% Monthly	Specified amount upon credit event noticeE	1,122	2
Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1 B3, 1-Month LIBORC + 260 bpD, due 1/25/35) [1]	January 25, 2035	2.05% Monthly	Specified amount upon credit event noticeE	1,122	8
Credit Suisse First Boston USA (iBoxx IG Hi-Vol)[1]	March 20, 2009	Specified amount upon credit event noticeB	1.25% Quarterly	48,333	369
Credit Suisse First Boston USA (iBoxx IG Hi-Vol2)[1]	September 20, 2009	1.15% Quarterly	Specified amount upon credit event noticeE	24,167	(168)

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event noticeB	4% Quarterly	3,078	243
Credit Suisse First Boston USA (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event noticeB	4% Quarterly	3,078	243
Credit Suisse First Boston USA (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event noticeB	4% Quarterly	15,539	683
Credit Suisse First Boston USA (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event noticeB	4% Quarterly	11,532	421
Deutsche Bank AG (Apache Corporation, 6.25%, due 4/15/12)[1]	March 20, 2015	Specified amount upon credit event noticeB	0.36% Quarterly	1,265	(11)
Deutsche Bank AG (Dynegy Holdings, 8.75%, due 2/15/12)[1]	April 23, 2007	Specified amount upon credit event noticeA	2.95% Quarterly	2,250	78
Deutsche Bank AG (Dynegy Holdings, 8.75%, due 2/15/12)[1]	May 1, 2007	Specified amount upon credit event noticeA	5.25% Quarterly	3,460	187
Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2010	Specified amount upon credit event noticeA	1.25% Quarterly	1,600	(55)
Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2015	Specified amount upon credit event noticeA	1.67% Quarterly	1,900	(191)
Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	September 20, 2010	Specified amount upon credit event noticeA	2.3% Quarterly	3,020	(21)
Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	September 20, 2010	Specified amount upon credit event noticeA	2.3% Quarterly	5,430	(38)
Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	September 20, 2010	Specified amount upon credit event noticeA	2.32% Quarterly	3,200	(20)
Deutsche Bank AG (Fannie Mae, 6%, due 5/15/11)[1]	December 20, 2009	Specified amount upon credit event noticeA	0.215% Quarterly	17,000	92
Deutsche Bank AG (Ford Motor Credit Company 7.00%, due 10/1/13)[1]	December 20, 2010	Specified amount upon credit event noticeA	5.05% Quarterly	25,400	182
Deutsche Bank AG (Ford Motor Credit Company 7.45%, due 7/16/31)[1]	March 20, 2015	Specified amount upon credit event noticeA	2.93% Quarterly	2,600	(600)
Deutsche Bank AG (Freddie Mac 5.00%, due 7/15/14)[1]	March 20, 2015	Specified amount upon credit event noticeA	0.29% Quarterly	25,100	300
Deutsche Bank AG (General Motors Acceptance Corporation, 6.875%, due 8/12/12)[1]	March 20, 2010	Specified amount upon credit event noticeA	2.28% Quarterly	5,500	15

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG (General Motors Acceptance Corporation, 8.375%, due 7/15/33)[1]	March 20, 2015	Specified amount upon credit event noticeB	3.51% Quarterly	2,600	(484)
Deutsche Bank AG (GIE PSA Tresorerie, 5.875%, due 9/27/11)[1]	March 20, 2011	0.325% Quarterly	Specified amount upon credit event noticeF	2,540	(16)
Deutsche Bank AG (GIE PSA Tresorerie, 5.875%, due 9/27/11)[1]	March 20, 2011	0.325% Quarterly	Specified amount upon credit event noticeF	2,540	(7)
Deutsche Bank AG (GIE PSA Tresorerie, 5.875%, due 9/27/11)[1]	March 20, 2011	0.34% Quarterly	Specified amount upon credit event noticeF	2,540	(9)
Deutsche Bank AG (Renault S.A., 4.625%, due 5/28/10)[1]	March 20, 2011	0.36% Quarterly	Specified amount upon credit event noticeF	2,540	(6)
Deutsche Bank AG (Renault S.A., 4.625%, due 5/28/10)[1]	March 20, 2011	0.38% Quarterly	Specified amount upon credit event noticeF	2,540	(8)
Deutsche Bank AG (Republic of Brazil, 12.25%, due 3/6/30)[1]	May 20, 2011	1.68% Quarterly	Specified amount upon credit event noticeF	30,200	16
Deutsche Bank AG (Republic of Brazil, 12.25%, due 3/6/30)[1]	June 20, 2011	1.95% Quarterly	Specified amount upon credit event noticeF	3,700	41
Deutsche Bank AG (Volkswagen International Finance NV, 4.875%, due 5/22/13)[1]	March 20, 2011	0.340% Quarterly	Specified amount upon credit event noticeF	2,540	(4)
Deutsche Bank AG (Volkswagen International Finance NV, 4.875%, due 5/22/13)[1]	March 20, 2011	0.370% Quarterly	Specified amount upon credit event noticeF	2,540	(4)
Deutsche Bank AG (iBoxx 100 HY)[1]	March 20, 2009	Specified amount upon credit event noticeB	4.25% Quarterly	9,500	523
Deutsche Bank AG (iBoxx IG Hi-Vol)[1]	March 20, 2009	Specified amount upon credit event noticeB	1.25% Quarterly	13,301	91
Deutsche Bank AG (iBoxx IG Hi-Vol2)[1]	September 20, 2014	Specified amount upon credit event noticeB	1.3% Quarterly	11,175	31
Deutsche Bank AG (iBoxx IG TMT)[1]	March 20, 2009	0.6% Quarterly	Specified amount upon credit event noticeE	6,450	(56)
Deutsche Bank AG (iBoxx IG TMT)[1]	March 20, 2009	0.6% Quarterly	Specified amount upon credit event noticeE	9,500	(83)
Deutsche Bank AG (iBoxx IG TMT)[1]	March 20, 2009	1.25% Quarterly	Specified amount upon credit event noticeE	9,183	(1)
Deutsche Bank AG (iBoxx HY 2)[1]	September 20, 2009	Specified amount upon credit event noticeB	4.8% Quarterly	2,559	229
Deutsche Bank AG (iBoxx HY B)[1]	March 20, 2009	Specified amount upon credit event noticeB	5% Quarterly	4,767	278

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG (iBoxx HY B)[1]	March 20, 2009	Specified amount upon credit event noticeB	5% Quarterly	9,535	521
Deutsche Bank AG2	January 10, 2008	3-month LIBORC	3.75381% Semi-annually	143,500	(3,924)
Deutsche Bank AG2	October 5, 2008	3-month LIBORC	4.6545% Semi-annually	194,331	(3,969)
Deutsche Bank AG2	June 17, 2010	3-month LIBORC	4.31323% Semi-annually	41,570	(1,917)
Deutsche Bank AG2	October 11, 2010	3-month LIBORC	4.70765% Semi-annually	299,651	(10,467)
JP Morgan Chase & Co. (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	September 20, 2010	Specified amount upon credit event noticeA	6% Quarterly	14,300	(984)
JP Morgan Chase & Co. (Republic of Brazil, 12.25%, due 3/6/30)[1]	June 20, 2011	1.95% Quarterly	Specified amount upon credit event noticeE	4,900	54
Lehman Brothers Holdings Inc. (General Motors Acceptance Corporation, 6.875%, due 8/12/12)[1]	March 20, 2010	Specified amount upon credit event noticeA	3.65% Quarterly	25,000	855
Lehman Brothers Holdings Inc. (iBoxx IG Hi-Vol2)[1]	September 20, 2009	1.15% Quarterly	Specified amount upon credit event noticeE	1,450	(4)
Lehman Brothers Holdings Inc. (iBoxx IG Hi-Vol2)[1]	September 20, 2009	1.15% Quarterly	Specified amount upon credit event noticeE	12,180	(25)
Lehman Brothers Holdings Inc. (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event noticeB	4% Quarterly	3,225	166
Lehman Brothers Holdings Inc. (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event noticeB	4% Quarterly	3,323	92
Lehman Brothers Holdings Inc. (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event noticeB	4% Quarterly	3,323	92
Lehman Brothers Holdings Inc. (iBoxx HY 3)[1]	December 20, 2010	3.95% Quarterly	Specified amount upon credit event noticeE	9,021	131
Lehman Brothers Holdings Inc. (iBoxx HY 6)[1]	June 20, 2011	3.45% Quarterly	Specified amount upon credit event noticeE	8,000	202
Lehman Brothers Holdings Inc. (iBoxx HY 6B)[1]	June 20, 2011	3.00% Quarterly	Specified amount upon credit event noticeE	8,000	157
Lehman Brothers Holdings Inc.* (iBoxx IG TMT)[1]	March 20, 2009	0.6% Quarterly	Specified amount upon credit event noticeE	9,000	(111)

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers Holdings Inc.[2]	October 7, 2007	3-month LIBORC	4.6012% Semi-annually	80,020	(1,030)
Merrill Lynch & Co., Inc. (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	September 20, 2010	Specified amount upon credit event noticeA	2.3% Quarterly	1,610	(11)
Merrill Lynch & Co., Inc. (Pacific Gas & Electric Co., 4.80%, due 3/1/14)[1]	June 20, 2009	Specified amount upon credit event noticeB	0.42% Quarterly	2,980	21
Morgan Stanley & Co., Inc. (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2011	Specified amount upon credit event noticeA	2.70% Quarterly	5,000	4
RBS Greenwich (DSLA Mortgage Loan Trust 2005-AR5, 1-Month LIBOR C + 175 bp, due 8/19/45)[1]	August 19, 2045	4.5% Monthly	Specified amount upon credit event noticeE	2,097	57
RBS Greenwich (Eastman Kodak, 7.250%, due 11/15/13)[1]	December 20, 2010	Specified amount upon credit event noticeA	3.2% Quarterly	19,300	436
RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	September 20, 2010	Specified amount upon credit event noticeA	5.75% Quarterly	7,500	787
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event noticeA	6.8% Quarterly	7,500	(323)
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event noticeA	7.1% Quarterly	8,000	(279)
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	September 20, 2010	Specified amount upon credit event noticeA	7.7% Quarterly	12,500	(262)
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event noticeA	8.4% Quarterly	12,500	6
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	September 20, 2010	Specified amount upon credit event noticeA	6.1% Quarterly	8,000	(528)
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	September 20, 2010	Specified amount upon credit event noticeA	6.63% Quarterly	19,600	(1,001)
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	September 20, 2010	Specified amount upon credit event noticeA	6.9% Quarterly	10,000	(435)
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13 )[1]	September 20, 2010	Specified amount upon credit event noticeA	7.2% Quarterly	7,820	(274)
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13 )[1]	December 20, 2010	Specified amount upon credit event noticeA	8.95% Quarterly	19,300	251
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13 )[1]	June 20, 2016	Specified amount upon credit event noticeA	5.00% Quarterly	7,200	437
RBS Greenwich (Harborview Mortgage Loan Trust 2005-12, 1-Month LIBOR C + 175 bpD, due 10/19/35)[1]	October 19, 2035	2.5% Monthly	Specified amount upon credit event noticeE	1,999	61

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
RBS Greenwich (IndyMac Index Mortgage Loan Trust 2005-AR18, 1-Month LIBORC + 125 bpD, due 10/25/36)[1]	October 25, 2036	2.7% Monthly	Specified amount upon credit event noticeE	1,896	72
RBS Greenwich (Tenet Healthcare Corporation, 6.375%, due 12/1/11)[1]	September 20, 2010	Specified amount upon credit event noticeA	3.55% Quarterly	1,600	23
RBS Greenwich (Tenet Healthcare Corporation, 6.375%, due 12/1/11)[1]	September 20, 2010	Specified amount upon credit event noticeA	3.55% Quarterly	3,900	56
RBS Greenwich (Tenet Healthcare Corporation, 6.375%, due 12/1/11)[1]	September 20, 2010	Specified amount upon credit event noticeA	3.5% Quarterly	3,920	49
RBS Greenwich (Tenet Healthcare Corporation, 6.375%, due 12/1/11)[1]	September 20, 2010	Specified amount upon credit event noticeA	3.67% Quarterly	5,000	92
RBS Greenwich (Tenet Healthcare Corporation, 6.375%, due 12/1/11)[1]	December 20, 2010	Specified amount upon credit event noticeA	3.87% Quarterly	7,700	151
RBS Greenwich (Time Warner Inc., 6.875%, due 5/1/12)[1]	September 20, 2010	Specified amount upon credit event noticeA	0.47% Quarterly	5,000	28
RBS Greenwich (Time Warner Inc., 6.875%, due 5/1/12)[1]	December 20, 2010	Specified amount upon credit event noticeA	0.5% Quarterly	12,500	69
RBS Greenwich (Washington Mutual 2005-AR11, 1-Month LIBORC + 120 bpD, due 8/25/45)[1]	August 25, 2045	2.55% Monthly	Specified amount upon credit event noticeE	830	21
RBS Greenwich (iBoxx CDX)[1]	December 20, 2010	Specified amount upon credit event noticeB	2% Quarterly	13,114	538
RBS Greenwich (iBoxx CDX)[1]	December 20, 2010	Specified amount upon credit event noticeB	2% Quarterly	15,154	361
RBS Greenwich (iBoxx CDX)[1]	June 20, 2011	Specified amount upon credit event noticeB	3.45% Quarterly	11,000	(46)
RBS Greenwich (iBoxx Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeB	0.9% Quarterly	17,700	273
RBS Greenwich (iBoxx Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeB	0.9% Quarterly	38,500	493
RBS Greenwich (iBoxx Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeB	0.9% Quarterly	50,000	567
RBS Greenwich (iBoxx Hi-Vol6)[1]	June 20, 2011	Specified amount upon credit event noticeB	0.75% Quarterly	47,000	145
The Goldman Sachs Group, Inc. (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2015	Specified amount upon credit event noticeA	1.67% Quarterly	1,900	(191)

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
The Goldman Sachs Group, Inc. (Ford Motor Credit Company 7.00%, due 10/1/13)[1]	June 20, 2010	Specified amount upon credit event noticeA	4.75% Quarterly	2,500	(0)
The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12 )[1]	September 20, 2007	Specified amount upon credit event noticeA	4.9% Quarterly	10,000	329
The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12 )[1]	June 20, 2010	Specified amount upon credit event noticeA	5.75% Quarterly	10,000	1,010
The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	June 20, 2010	Specified amount upon credit event noticeA	5.95% Quarterly	500	54
The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	June 20, 2010	Specified amount upon credit event noticeA	6% Quarterly	5,000	544
The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 7.125%, due 7/15/13 )[1]	June 20, 2010	Specified amount upon credit event noticeA	8.95% Quarterly	5,000	77
The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 8.375%, due 7/15/33)[1]	September 20, 2010	Specified amount upon credit event noticeA	6% Quarterly	25,100	(1,728)
The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 8.375%, due 7/15/33)[1]	December 20, 2010	Specified amount upon credit event noticeA	7% Quarterly	42,500	(1,857)
The Goldman Sachs Group, Inc. (iBoxx IG FIN 3)[1]	March 20, 2010	Specified amount upon credit event noticeB	0.5% Quarterly	7,500	40
The Goldman Sachs Group, Inc. (iBoxx IG FIN 3)[1]	March 20, 2015	Specified amount upon credit event noticeB	0.7% Quarterly	7,600	103
The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol3)[1]	March 20, 2010	Specified amount upon credit event noticeB	1.05% Quarterly	21,847	353
The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol3)[1]	March 20, 2010	Specified amount upon credit event noticeB	1.05% Quarterly	42,823	1,256
The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeB	0.4% Quarterly	23,300	323
The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeB	0.4% Quarterly	61,600	958
The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol5)[1]	December 20, 2010	0.8500% Quarterly	Specified amount upon credit event noticeE	48,200	262
The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol6)[1]	June 20, 2011	0.7500% Quarterly	Specified amount upon credit event noticeE	47,300	298
The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol6)[1]	June 20, 2011	Specified amount upon credit event noticeB	0.75% Quarterly	95,700	305

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol6)[1]	June 20, 2011	Specified amount upon credit event noticeB	0.75% Quarterly	63,700	210
The Goldman Sachs Group, Inc. (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event noticeB	4% Quarterly	2,912	185
The Goldman Sachs Group, Inc. (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event noticeB	4% Quarterly	977	52
The Goldman Sachs Group, Inc. (iBoxx HY 3)[1]	December 20, 2009	4% Quarterly	Specified amount upon credit event noticeE	5,922	223
The Goldman Sachs Group, Inc. (iBoxx HY 4)[1]	June 20, 2010	Specified amount upon credit event noticeB	3.4% Quarterly	2,200	143
The Goldman Sachs Group, Inc. (iBoxx HY 5)[1]	December 20, 2010	Specified amount upon credit event noticeB	2% Quarterly	8,160	189
The Goldman Sachs Group, Inc. (iBoxx HY 5)[1]	December 20, 2010	Specified amount upon credit event noticeB	2% Quarterly	9,714	396
The Goldman Sachs Group, Inc. (iBoxx HY 5)[1]	December 20, 2010	3.95% Quarterly	Specified amount upon credit event noticeE	8,342	122
The Goldman Sachs Group, Inc. (iBoxx HY 6)[1]	June 20, 2011	3.45% Quarterly	Specified amount upon credit event noticeE	13,500	250
The Goldman Sachs Group, Inc. (iBoxx HY 6)[1]	June 20, 2011	3.45% Quarterly	Specified amount upon credit event noticeE	7,800	105
The Goldman Sachs Group, Inc. (iBoxx HY 6)[1]	June 20, 2011	3.45% Quarterly	Specified amount upon credit event noticeE	7,400	187
The Goldman Sachs Group, Inc.[2]	September 14, 2007	3-month LIBORC	3.215% Semi-annually	37,270	(1,043)
The Goldman Sachs Group, Inc.[2]	September 24, 2009	3.7135% Semi-annually	3-month LIBORC	100,000	5,578
The Goldman Sachs Group, Inc.[2]	March 10, 2009	3-month LIBORC	4.36% Semi-annually	74,400	(1,755)
The Goldman Sachs Group, Inc.[2]	March 10, 2011	4.4300% Semi-annually	3-month LIBORC	45,800	1,723

				$2,532,740	$(7,312)

WESTERN ASSET INFLATION INDEXED BOND PLUS PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG (Republic of Brazil, 12.25%, due 3/06/30)	June 20, 2011	Specified amount upon credit event noticeA	2.07% Quarterly	$1,480	$24
Deutsche Bank AG (iBoxx HY4)[1]	June 20, 2010	Specified amount upon credit event noticeB	3.60% Quarterly	9,600	456
J.P. Morgan Chase & Co. (Ford Motor Credit Company, 7.00%, due 8/15/12)[1]	June 20, 2010	Specified amount upon credit event noticeA	2.90% Quarterly	5,000	(274)
J.P. Morgan Chase & Co. (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeB	0.90% Quarterly	11,700	221
Merrill Lynch & Co., Inc. (El Paso Corporation, 7%, due 5/15/11)[1]	June 20, 2010	Specified amount upon credit event noticeB	3.625% Quarterly	2,500	194
Merrill Lynch & Co., Inc. (Ford Motor Credit Company, 7.375%, due 10/28/09)[1]	June 20, 2010	Specified amount upon credit event noticeA	5.50% Quarterly	2,500	55
Merrill Lynch & Co., Inc. (General Motors Acceptance Corporation, 7.75%, due 1/19/10)[1]	March 20, 2007	Specified amount upon credit event noticeA	3.55% Quarterly	5,000	156
Merrill Lynch & Co., Inc. (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeB	0.90% Quarterly	5,000	15
The Goldman Sachs Group, Inc. (Eastman Kodak Corporation, 7.25%, due 11/15/13)[1]	March 20, 2011	Specified amount upon credit event noticeA	2.57% Quarterly	4,800	(21)
The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	June 20, 2010	Specified amount upon credit event noticeA	4.50% Quarterly	7,500	464
The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeB	0.90% Quarterly	9,500	89

				$64,580	$1,379

WESTERN ASSET HIGH YIELD FUND

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG (Republic of Brazil, 12.25%, due 3/06/30)	June 20, 2011	Specified amount upon credit event noticeA	2.07% Quarterly	840	13

				$840	$13

A	Upon bankruptcy or failure to make a scheduled interest payment, the Fund will pay $1,000; upon default, the Fund will pay $10,000.
B	Upon bankruptcy or failure to make a scheduled interest payment, the Fund will pay $1,000.
C	London Interbank Offered Rate.
D	100 basis points = 1%
E	Upon bankruptcy or failure to make a scheduled interest payment, the Fund will receive $1,000.
F	Upon bankruptcy or failure to make a scheduled interest payment, the Fund will received $1,000; upon default, the Fund will receive $10,000.

Security Valuation

Securities owned by the Funds for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are fair valued pursuant to procedures approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material.

With respect to Intermediate Plus, Core Plus, Inflation Indexed, High Yield and Non-U.S., where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Funds’ adviser to be the primary market. The Funds will value their foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	Western Asset Funds, Inc. (the “Registrant”) principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods in the Securities and Exchange Commission’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – filed as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ James W. Hirschmann
James W. Hirschmann
President
Western Asset Funds, Inc.

Date: August 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James W. Hirschmann
James W. Hirschmann
President
Western Asset Funds, Inc.

Date: August 24, 2006

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Principal Financial and Accounting Officer
Western Asset Funds, Inc.

Date: August 21, 2006